UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-06444

Legg Mason Partners Equity Trust

(Exact name of registrant as specified in charter)

55 Water Street, New York, NY 10041

(Address of principal executive offices) (Zip code)

Robert I. Frenkel, Esq.

Legg Mason & Co., LLC

100 First Stamford Place

Stamford, CT 06902

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-877-721-1926

Date of fiscal year end: January 31

Date of reporting period: July 31, 2012

ITEM 1. REPORT TO STOCKHOLDERS.

The Semi-Annual Report to Stockholders is filed herewith.

July 31, 2012

Semi-Annual Repor t

Legg Mason

Target Retirement Series

Legg Mason Target Retirement 2015

Legg Mason Target Retirement 2020

Legg Mason Target Retirement 2025

Legg Mason Target Retirement 2030

Legg Mason Target Retirement 2035

Legg Mason Target Retirement 2040

Legg Mason Target Retirement 2045

Legg Mason Target Retirement 2050

Legg Mason Target Retirement Fund

INVESTMENT PRODUCTS: NOT FDIC INSURED • NO BANK GUARANTEE • MAY LOSE VALUE

II	Legg Mason Target Retirement Series

Fund objectives

The investment objective of each Fund in Legg Mason Target Retirement Series is to seek the highest total return (that is, a combination of income and long-term capital appreciation) over time consistent with its asset mix.

As a secondary objective, each Fund (except Legg Mason Target Retirement Fund) will seek to reduce volatility during its “Dynamic Rebalancing Period”.

Letter from the chairman

Dear Shareholder,

We are pleased to provide the semi-annual report of Legg Mason Target Retirement Series for the six-month reporting period ended July 31, 2012. Please read on for performance information for each Fund and a detailed look at prevailing economic and market conditions during the Funds’ reporting period.

Special shareholder notice:

Effective June 5, 2012, the Legg Mason Global Asset Allocation (“LMGAA”) portfolio managers responsible for the implementation of the Funds’ overall asset allocation and the Dynamic Risk Management strategy are Steven Bleiberg, Y. Wayne Lin and Patricia Duffy. LMGAA utilizes a team management approach headed by Mr. Bleiberg to manage the assets of the Funds. Mr. Bleiberg (President and Chief Investment Officer of LMGAA) has been a portfolio manager for the Funds since their inception. Mr. Lin (Chief Administrative Officer, Investment Strategy Analyst and Portfolio Manager of LMGAA) serves as portfolio manager and assists the portfolio management team with the execution of the Dynamic Risk Management strategy. Mr. Lin has been a portfolio manager of the Funds since August 2011. Ms. Duffy (Senior Analyst and Portfolio Manager of LMGAA) has been a portfolio manager for the Funds since June 2012.

As always, we remain committed to providing you with excellent service and a full spectrum of investment choices. We also remain committed to supplementing the support you receive from your financial advisor. One way we accomplish this is through our website, www.leggmason.com/individualinvestors. Here you can gain immediate access to market and investment information, including:

•	Fund prices and performance,

•	Market insights and commentaries from our portfolio managers, and

•	A host of educational resources.

We look forward to helping you meet your financial goals.

Sincerely,

R. Jay Gerken, CFA

Chairman, President and Chief Executive Officer

August 31, 2012

Legg Mason Target Retirement Series	III

Investment commentary

Economic review

The U.S. economy continued to grow over the six months ended July 31, 2012, albeit at an uneven pace. Looking back, U.S. gross domestic product (“GDP”)i growth, as reported by the U.S. Department of Commerce, was 4.1% in the fourth quarter of 2011. Economic growth in the U.S. then decelerated, as the Commerce Department reported that first quarter 2012 GDP growth was 2.0%. The second estimate for GDP growth in the second quarter was 1.7%. Moderating growth was partially due to weaker consumer spending, which rose only 1.7% in the second quarter, versus 2.4% during the first three months of the year.

Two factors constraining economic growth were the weak job market and continued troubles in the housing market. While there was some improvement during the reporting period, unemployment remained elevated. When the reporting period began, unemployment, as reported by the U.S. Department of Labor, was 8.3%. Unemployment then generally declined over the next three months and was 8.1% in April 2012, the lowest rate since January 2009. However, the unemployment rate then increased up to 8.2% in May and 8.3% in July. Within the housing market, sales are still a bit soft, though home prices appear to be firming. According to the National Association of Realtors (“NAR”), existing-home sales fluctuated throughout the period. Existing-home sales rose 2.3% on a seasonally adjusted basis in July 2012 versus the previous month. This represented the first monthly increase since April 2012. In addition, the NAR reported that the median existing-home price for all housing types was $187,300 in July 2012, up 9.4% from July 2011.

This marked the fifth consecutive month that home prices rose compared to the same period a year earlier and the largest year-over-year increase since January 2006.

The manufacturing sector, a relative pillar of strength since the end of the Great Recession, weakened during the reporting period. Based on the Institute for Supply Management’s PMI (“PMI”)ii, in January 2012 it had a reading of 54.1 (a reading below 50 indicates a contraction, whereas a reading above 50 indicates an expansion). Activity in the manufacturing sector fluctuated during the first half of the period and was 54.8 in April, its highest reading since June 2011. The PMI then dipped to 53.5 in May 2012 and fell to 49.7 in June. The latter represented the first contraction in the manufacturing sector since July 2009. While the PMI ticked up to 49.8 in July, it remained in contraction territory.

While the U.S. economy continued to expand during the reporting period, growth generally moderated overseas and, in some cases, fell back into a recession. In its July 2012 World Economic Outlook Update, the International Monetary Fund (“IMF”) stated that, “In the past three months, the global recovery, which was not strong to start with, has shown signs of further weakness.” The IMF now projects that global growth will fall from 3.9% in 2011 to 3.5% in 2012. From a regional perspective, the IMF now anticipates 2012 growth will be -0.3% in the Eurozone. While growth in emerging market countries is expected to remain higher than in their developed country counterparts, the IMF projects that growth will fall from approximately 6.2% in 2011 to 5.6% in 2012.

IV	Legg Mason Target Retirement Series

Investment commentary (cont’d)

Market review

Q. How did the Federal Reserve Board (“Fed”)iii respond to the economic environment?

A. The Fed took a number of actions as it sought to meet its dual mandate of fostering maximum employment and price stability. Looking back, in September 2011, the Fed announced its intention to purchase $400 billion of longer-term Treasury securities and to sell an equal amount of shorter-term Treasury securities by June 2012 (often referred to as “Operation Twist”). In January 2012, the Fed extended the period it expects to keep the federal funds rateiv at a historically low range between zero and 0.25%, saying “economic conditions — including low rates of resource utilization and a subdued outlook for inflation over the medium run — are likely to warrant exceptionally low levels for the federal funds rate at least through late 2014.” In June, the Fed announced that it would extend Operation Twist until the end of 2012. Finally, on August 1, after the reporting period ended, the Fed said “The [Federal Open Market] Committee will closely monitor incoming information on economic and financial developments and will provide additional accommodation as needed to promote a stronger economic recovery and sustained improvement in labor market conditions in a context of price stability.”

Q. What actions did international central banks take during the reporting period?

A. Looking back, given the economic challenges in the Eurozone, the European Central Bank (“ECB”) lowered interest rates from 1.50% to 1.25% in November 2011 and then to 1.00% in December, equaling its all-time low. In July 2012, the ECB then cut rates to 0.75%, a record low. In other developed countries, the Bank of England kept rates on hold at 0.50% during the reporting period, as did Japan at a range of zero to 0.10%, the lowest level since 2006. Elsewhere, with growth rates declining, both China and India lowered their cash reserve ratio for banks. China also cut its key interest rate in early June and again in July.

Q. What factors impacted the U.S. stock market during the reporting period?

A. While the U.S. stock market experienced a strong start and finish, it gave back a portion of its gains in the middle of the reporting period. Investor risk appetite was generally robust over the first two months of the period due to some better-than-expected economic data and signs of progress in Europe. However, the market modestly weakened in April and then sold off sharply in May, given renewed fears of contagion from Europe and some disappointing economic data in the U.S. The market then rallied in June and July, given some positive developments in the Eurozone, as well as increased expectations for a third round of quantitative easing by the Fed. All told, for the six months ended July 31, 2012, the S&P 500 Indexv returned 6.25%.

Looking at the U.S. stock market more closely, large-cap stocks generated the best returns during the six months ended July 31, 2012, with the large-cap Russell 1000 Indexvi returning 5.54%. In contrast, the Russell Midcap Indexvii and the small-cap Russell 2000 Indexviii returned 2.03% and -0.03%, respectively. From an investment style perspective, growth and value stocks, as measured by the Russell 3000 Growthix and Russell 3000 Valuex Indices, returned 4.81% and 5.37%, respectively.

Q. How did the international stock markets perform during the reporting period?

A. The international developed stock market, as measured by the MSCI EAFE Indexxi posted a negative return and lagged its U.S. counterpart during the six months ended July 31, 2012, returning -1.15%. This poor underperformance was the result of a number of factors, including concerns regarding the European sovereign debt crisis and expectations for Europe to fall back into a recession. Emerging market equities also experienced periods of volatility given the situation in Europe and fears of a hard economic landing for China's economy. All told, during the six months ended July 31, 2012, the MSCI Emerging Markets Indexxii returned -4.83%.

Q. Did Treasury yields trend higher or lower during the six months ended July 31, 2012?

A. Both short- and long-term Treasury yields fluctuated during the reporting period. When the period began, two- and ten-year Treasury yields were 0.22% and 1.83%, respectively. With the economy initially gathering some momentum, Treasury yields moved higher during the first two months of the period. Two-year Treasury yields rose as high as 0.41% on March 20, 2012 and ten-year Treasuries peaked at 2.39% around the same time. Yields then generally moved lower during the remainder of the reporting period due to renewed fears over the European sovereign debt crisis. On July 25, 2012, ten-year

Legg Mason Target Retirement Series	V

Treasuries closed at an all-time low of 1.43%. Yields then edged higher late in the month due to some positive developments in Europe and hopes for additional Fed actions to stimulate the economy. When the reporting period ended on July 31, 2012, two-year Treasury yields were 0.23% and ten-year Treasury yields were 1.51%.

Q. What factors impacted the spread sectors (non-Treasuries) during the reporting period?

A. The spread sectors experienced periods of volatility during the period. Risk appetite was often robust over the first half of the period, due to some better-than-expected economic data and signs of progress in the European sovereign debt crisis. However, while the spread sectors posted positive absolute returns in April, they generally lagged equal-durationxiii Treasuries. Several of the riskiest spread sectors then performed poorly in May given a flight to quality that was triggered by escalating fears of contagion from Europe and some disappointing economic data in the U.S. The spread sectors then rallied in June and July as investor sentiment improved. For the six months ended July 31, 2012, the Barclays U.S. Aggregate Indexxiv returned 2.88%.

Q. How did the high-yield market perform over the six months ended July 31, 2012?

A. The U.S. high-yield bond market generated a strong return during the reporting period. The asset class, as measured by the Barclays U.S. Corporate High Yield — 2% Issuer Cap Indexxv, posted positive returns during four of the six months of the period. Risk appetite was often solid as investors were drawn to higher yielding securities. While the high-yield market faltered in March and May given increased risk aversion, this proved to be a temporary setback. All told, the high-yield market gained 6.05% for the six months ended July 31, 2012.

Q. How did the emerging market debt asset class perform over the reporting period?

A. Despite posting weak results in May, the asset class produced strong results during the reporting period. During much of the first three months of the period, emerging market debt was supported by solid growth in developing countries and overall strong demand. However, a confluence of events, including the European sovereign debt crisis, moderating growth in the U.S. and fears that China's economy would experience a hard landing, caused the asset class to fall sharply in May 2012. The asset class then moved higher in June and July as investor risk appetite returned. Overall, the JPMorgan Emerging Markets Bond Index Global (“EMBI Global”)xvi returned 9.82% over the six months ended July 31, 2012.

VI	Legg Mason Target Retirement Series

Investment commentary (cont’d)

Legg Mason Target Retirement Series

Legg Mason Target Retirement Series (the “Target Retirement Series”) consists of nine Legg Mason Target Retirement Funds (each a “Target Fund” and collectively the “Target Funds”). Each Target Fund is a “fund of funds” that seeks to achieve its objectives by investing in a combination of underlying funds representing a variety of broad asset classes — equity, fixed-income and inflation-hedging — and investment styles.

Each Target Fund, other than Legg Mason Target Retirement Fund (the “Retirement Fund”), is managed to a specific target date included in its name, which is intended to coincide, generally, with an investor’s retirement year, and is designed for investors expecting to retire around the target date. The year specified in a Target Fund’s name, however, is intended as a general guide, and may not necessarily represent an investor’s retirement year or the year when an investor may plan to withdraw substantially all of his or her assets from a Target Fund. The asset mix in each Target Fund has been designed on the expectation that investors will begin to withdraw assets from the Target Fund during the year specified in the name, but will continue to maintain a significant portion of their investment in the Target Fund for a period of time — perhaps ten to twenty years — following that date.

Over time, the underlying asset mix for the Target Funds, other than the Retirement Fund, will gradually become more conservative based on a predetermined “glide path” or asset-allocation model. Once a Target Fund (other than the Retirement Fund) reaches its most conservative planned allocation, approximately fifteen years after its target date, its asset mix will become static. The Retirement Fund generally maintains a static “Target Allocation.” The principal value and return of each Target Fund will vary, is not guaranteed at any time, and you may have a gain or loss at your retirement date. There is no guarantee that the Target Funds’ objectives will be achieved. Please refer to the prospectus for more information regarding the Target Funds’ investment objectives and strategies.

Legg Mason Target Retirement Series	VII

Legg Mason Target Retirement 2015

Performance review

For the six months ended July 31, 2012, Class A shares of Legg Mason Target Retirement 2015, excluding sales charges, returned -0.36%. The Fund’s primary benchmark, the Dow Jones Target 2015 Indexxvii, and its secondary benchmark, the Target Retirement 2015 Composite Indexxviii, returned 1.85% and 2.28%, respectively, for the same period. The Lipper Mixed-Asset Target 2015 Funds Category Average1 returned 2.44% over the same time frame.

Performance Snapshot as of July 31, 2012
(excluding sales charges) (unaudited)	6 months
Legg Mason Target Retirement 2015:
Class A	-0.36%
Class C	-0.71%
Class FI	-0.36%
Class R	-0.44%
Class I	-0.27%
Dow Jones Target 2015 Index	1.85%
Target Retirement 2015 Composite Index	2.28%
Lipper Mixed-Asset Target 2015 Funds Category Average[1]	2.44%

The performance shown represents past performance. Past performance is no guarantee of future results and current performance may be higher or lower than the performance shown above. Principal value and investment returns will fluctuate and investors’ shares, when redeemed, may be worth more or less than their original cost. To obtain performance data current to the most recent month-end, please visit our website at www.leggmason.com/individualinvestors.

All share class returns assume the reinvestment of all distributions, including returns of capital, if any, at net asset value and the deduction of all Fund expenses. Returns have not been adjusted to include sales charges that may apply or the deduction of taxes that a shareholder would pay on Fund distributions. If sales charges were reflected, the performance quoted would be lower. Performance figures for periods shorter than one year represent cumulative figures and are not annualized.

Fund performance figures reflect fee waivers and/or expense reimbursements, without which the performance would have been lower.

Total Annual Operating Expenses† (unaudited)

As of the Fund’s current prospectus dated May 31, 2012, the gross total annual operating expense ratios for Class A, Class C, Class FI, Class R and Class I shares were 4.05%, 4.75%, 3.78%, 4.05% and 3.68%, respectively.

Actual expenses may be higher. For example, expenses may be higher than those shown if average net assets decrease. Net assets are more likely to decrease and Fund expense ratios are more likely to increase when markets are volatile.

As a result of expense limitation arrangements, the ratio of total annual operating expenses, other than interest, taxes, extraordinary expenses and brokerage, except for brokerage commissions paid on purchases and sales of shares of ETFs, to average net assets is not expected to exceed 1.15% for Class A shares, 1.90% for Class C shares, 1.15% for Class FI shares, 1.40% for Class R shares and 0.85% for Class I shares. These expense limitation arrangements cannot be terminated prior to December 31, 2013 without the Board of Trustees’ consent.

The manager is permitted to recapture amounts waived or reimbursed to a class during the same fiscal year if the class’ total annual operating expenses have fallen to a level below the expense limitation (“expense cap”) in effect at the time the fees were earned or the expenses incurred. In no case will the manager recapture any amount that would result, on any particular business day of the Fund, in the class’ total annual operating expenses exceeding the expense cap or any other lower limit then in effect.

[1]

Lipper, Inc., a wholly-owned subsidiary of Reuters, provides independent insight on global collective investments. Returns are based on the six-month period ended July 31, 2012, including the reinvestment of all distributions, including returns of capital, if any, calculated among the 136 funds in the Fund’s Lipper category, and excluding sales charges.

†	Includes expenses of the underlying funds in which the Fund invests.

VIII	Legg Mason Target Retirement Series

Investment commentary (cont’d)

Legg Mason Target Retirement 2020

Performance review

For the six months ended July 31, 2012, Class A shares of Legg Mason Target Retirement 2020, excluding sales charges, returned 1.96%. The Fund’s primary benchmark, the Dow Jones Target 2020 Indexxvii, and its secondary benchmark, the Target Retirement 2020 Composite Indexxix, returned 1.78% and 2.21%, respectively, for the same period. The Lipper Mixed-Asset Target 2020 Funds Category Average1 returned 2.62% over the same time frame.

Performance Snapshot as of July 31, 2012
(excluding sales charges) (unaudited)	6 months
Legg Mason Target Retirement 2020:
Class A	1.96%
Class C	1.53%
Class FI	1.96%
Class R	1.88%
Class I	2.11%
Dow Jones Target 2020 Index	1.78%
Target Retirement 2020 Composite Index	2.21%
Lipper Mixed-Asset Target 2020 Funds Category Average[1]	2.62%

The performance shown represents past performance. Past performance is no guarantee of future results and current performance may be higher or lower than the performance shown above. Principal value and investment returns will fluctuate and investors’ shares, when redeemed, may be worth more or less than their original cost. To obtain performance data current to the most recent month-end, please visit our website at www.leggmason.com/individualinvestors.

All share class returns assume the reinvestment of all distributions, including returns of capital, if any, at net asset value and the deduction of all Fund expenses. Returns have not been adjusted to include sales charges that may apply or the deduction of taxes that a shareholder would pay on Fund distributions. If sales charges were reflected, the performance quoted would be lower. Performance figures for periods shorter than one year represent cumulative figures and are not annualized.

Fund performance figures reflect fee waivers and/or expense reimbursements, without which the performance would have been lower.

Total Annual Operating Expenses† (unaudited)

As of the Fund’s current prospectus dated May 31, 2012, the gross total annual operating expense ratios for Class A, Class C, Class FI, Class R and Class I shares were 4.18%, 4.84%, 3.97%, 4.20% and 3.64%, respectively.

Actual expenses may be higher. For example, expenses may be higher than those shown if average net assets decrease. Net assets are more likely to decrease and Fund expense ratios are more likely to increase when markets are volatile.

As a result of expense limitation arrangements, the ratio of total annual operating expenses, other than interest, taxes, extraordinary expenses and brokerage, except for brokerage commissions paid on purchases and sales of shares of ETFs, to average net assets is not expected to exceed 1.15% for Class A shares, 1.90% for Class C shares, 1.15% for Class FI shares, 1.40% for Class R shares and 0.85% for Class I shares. These expense limitation arrangements cannot be terminated prior to December 31, 2013 without the Board of Trustees’ consent.

The manager is permitted to recapture amounts waived or reimbursed to a class during the same fiscal year if the class’ total annual operating expenses have fallen to a level below the expense limitation (“expense cap”) in effect at the time the fees were earned or the expenses incurred. In no case will the manager recapture any amount that would result, on any particular business day of the Fund, in the class’ total annual operating expenses exceeding the expense cap or any other lower limit then in effect.

[1]

Lipper, Inc., a wholly-owned subsidiary of Reuters, provides independent insight on global collective investments. Returns are based on the six-month period ended July 31, 2012, including the reinvestment of all distributions, including returns of capital, if any, calculated among the 190 funds in the Fund’s Lipper category, and excluding sales charges.

†	Includes expenses of the underlying funds in which the Fund invests.

Legg Mason Target Retirement Series	IX

Legg Mason Target Retirement 2025

Performance review

For the six months ended July 31, 2012, Class A shares of Legg Mason Target Retirement 2025, excluding sales charges, returned 2.08%. The Fund’s primary benchmark, the Dow Jones Target 2025 Indexxvii, and its secondary benchmark, the Target Retirement 2025 Composite Indexxx, returned 1.70% and 2.42%, respectively, for the same period. The Lipper Mixed-Asset Target 2025 Funds Category Average1 returned 2.50% over the same time frame.

Performance Snapshot as of July 31, 2012
(excluding sales charges) (unaudited)	6 months
Legg Mason Target Retirement 2025:
Class A	2.08%
Class C	1.73%
Class FI	2.17%
Class R	1.99%
Class I	2.26%
Dow Jones Target 2025 Index	1.70%
Target Retirement 2025 Composite Index	2.42%
Lipper Mixed-Asset Target 2025 Funds Category Average[1]	2.50%

The performance shown represents past performance. Past performance is no guarantee of future results and current performance may be higher or lower than the performance shown above. Principal value and investment returns will fluctuate and investors’ shares, when redeemed, may be worth more or less than their original cost. To obtain performance data current to the most recent month-end, please visit our website at www.leggmason.com/individualinvestors.

All share class returns assume the reinvestment of all distributions, including returns of capital, if any, at net asset value and the deduction of all Fund expenses. Returns have not been adjusted to include sales charges that may apply or the deduction of taxes that a shareholder would pay on Fund distributions. If sales charges were reflected, the performance quoted would be lower. Performance figures for periods shorter than one year represent cumulative figures and are not annualized.

Fund performance figures reflect fee waivers and/or expense reimbursements, without which the performance would have been lower.

Total Annual Operating Expenses† (unaudited)

As of the Fund’s current prospectus dated May 31, 2012, the gross total annual operating expense ratios for Class A, Class C, Class FI, Class R and Class I shares were 3.67%, 4.43%, 3.63%, 3.72% and 3.30%, respectively.

Actual expenses may be higher. For example, expenses may be higher than those shown if average net assets decrease. Net assets are more likely to decrease and Fund expense ratios are more likely to increase when markets are volatile.

As a result of expense limitation arrangements, the ratio of total annual operating expenses, other than interest, taxes, extraordinary expenses and brokerage, except for brokerage commissions paid on purchases and sales of shares of ETFs, to average net assets is not expected to exceed 1.15% for Class A shares, 1.90% for Class C shares, 1.15% for Class FI shares, 1.40% for Class R shares and 0.85% for Class I shares. These expense limitation arrangements cannot be terminated prior to December 31, 2013 without the Board of Trustees’ consent.

The manager is permitted to recapture amounts waived or reimbursed to a class during the same fiscal year if the class’ total annual operating expenses have fallen to a level below the expense limitation (“expense cap”) in effect at the time the fees were earned or the expenses incurred. In no case will the manager recapture any amount that would result, on any particular business day of the Fund, in the class’ total annual operating expenses exceeding the expense cap or any other lower limit then in effect.

[1]

Lipper, Inc., a wholly-owned subsidiary of Reuters, provides independent insight on global collective investments. Returns are based on the six-month period ended July 31, 2012, including the reinvestment of all distributions, including returns of capital, if any, calculated among the 129 funds in the Fund’s Lipper category, and excluding sales charges.

†	Includes expenses of the underlying funds in which the Fund invests.

X	Legg Mason Target Retirement Series

Investment commentary (cont’d)

Legg Mason Target Retirement 2030

Performance review

For the six months ended July 31, 2012, Class A shares of Legg Mason Target Retirement 2030, excluding sales charges, returned 2.40%. The Fund’s primary benchmark, the Dow Jones Target 2030 Indexxvii, and its secondary benchmark, the Target Retirement 2030 Composite Indexxxi, returned 1.61% and 2.90%, respectively, for the same period. The Lipper Mixed-Asset Target 2030 Funds Category Average1 returned 2.41% over the same time frame.

Performance Snapshot as of July 31, 2012
(excluding sales charges) (unaudited)	6 months
Legg Mason Target Retirement 2030:
Class A	2.40%
Class C	2.05%
Class FI	2.31%
Class R	2.32%
Class I	2.49%
Dow Jones Target 2030 Index	1.61%
Target Retirement 2030 Composite Index	2.90%
Lipper Mixed-Asset Target 2030 Funds Category Average[1]	2.41%

The performance shown represents past performance. Past performance is no guarantee of future results and current performance may be higher or lower than the performance shown above. Principal value and investment returns will fluctuate and investors’ shares, when redeemed, may be worth more or less than their original cost. To obtain performance data current to the most recent month-end, please visit our website at www.leggmason.com/individualinvestors.

All share class returns assume the reinvestment of all distributions, including returns of capital, if any, at net asset value and the deduction of all Fund expenses. Returns have not been adjusted to include sales charges that may apply or the deduction of taxes that a shareholder would pay on Fund distributions. If sales charges were reflected, the performance quoted would be lower. Performance figures for periods shorter than one year represent cumulative figures and are not annualized.

Fund performance figures reflect fee waivers and/or expense reimbursements, without which the performance would have been lower.

Total Annual Operating Expenses† (unaudited)

As of the Fund’s current prospectus dated May 31, 2012, the gross total annual operating expense ratios for Class A, Class C, Class FI, Class R and Class I shares were 4.37%, 5.15%, 4.17%, 4.39% and 3.94%, respectively.

Actual expenses may be higher. For example, expenses may be higher than those shown if average net assets decrease. Net assets are more likely to decrease and Fund expense ratios are more likely to increase when markets are volatile.

As a result of expense limitation arrangements, the ratio of total annual operating expenses, other than interest, taxes, extraordinary expenses and brokerage, except for brokerage commissions paid on purchases and sales of shares of ETFs, to average net assets is not expected to exceed 1.15% for Class A shares, 1.90% for Class C shares, 1.15% for Class FI shares, 1.40% for Class R shares and 0.85% for Class I shares. These expense limitation arrangements cannot be terminated prior to December 31, 2013 without the Board of Trustees’ consent.

The manager is permitted to recapture amounts waived or reimbursed to a class during the same fiscal year if the class’ total annual operating expenses have fallen to a level below the expense limitation (“expense cap”) in effect at the time the fees were earned or the expenses incurred. In no case will the manager recapture any amount that would result, on any particular business day of the Fund, in the class’ total annual operating expenses exceeding the expense cap or any other lower limit then in effect.

[1]

Lipper, Inc., a wholly-owned subsidiary of Reuters, provides independent insight on global collective investments. Returns are based on the six-month period ended July 31, 2012, including the reinvestment of all distributions, including returns of capital, if any, calculated among the 187 funds in the Fund’s Lipper category, and excluding sales charges.

†	Includes expenses of the underlying funds in which the Fund invests.

Legg Mason Target Retirement Series	XI

Legg Mason Target Retirement 2035

Performance review

For the six months ended July 31, 2012, Class A shares of Legg Mason Target Retirement 2035, excluding sales charges, returned 2.54%. The Fund’s primary benchmark, the Dow Jones Target 2035 Indexxvii, and its secondary benchmark, the Target Retirement 2035 Composite Indexxxii, returned 1.52% and 3.53%, respectively, for the same period. The Lipper Mixed-Asset Target 2035 Funds Category Average1 returned 2.29% over the same time frame.

Performance Snapshot as of July 31, 2012
(excluding sales charges) (unaudited)	6 months
Legg Mason Target Retirement 2035:
Class A	2.54%
Class C	2.18%
Class FI	2.45%
Class R	2.45%
Class I	2.73%
Dow Jones Target 2035 Index	1.52%
Target Retirement 2035 Composite Index	3.53%
Lipper Mixed-Asset Target 2035 Funds Category Average[1]	2.29%

The performance shown represents past performance. Past performance is no guarantee of future results and current performance may be higher or lower than the performance shown above. Principal value and investment returns will fluctuate and investors’ shares, when redeemed, may be worth more or less than their original cost. To obtain performance data current to the most recent month-end, please visit our website at www.leggmason.com/individualinvestors.

All share class returns assume the reinvestment of all distributions, including returns of capital, if any, at net asset value and the deduction of all Fund expenses. Returns have not been adjusted to include sales charges that may apply or the deduction of taxes that a shareholder would pay on Fund distributions. If sales charges were reflected, the performance quoted would be lower. Performance figures for periods shorter than one year represent cumulative figures and are not annualized.

Fund performance figures reflect fee waivers and/or expense reimbursements, without which the performance would have been lower.

Total Annual Operating Expenses† (unaudited)

As of the Fund’s current prospectus dated May 31, 2012, the gross total annual operating expense ratios for Class A, Class C, Class FI, Class R and Class I shares were 4.51%, 5.42%, 4.22%, 4.56% and 4.06%, respectively.

Actual expenses may be higher. For example, expenses may be higher than those shown if average net assets decrease. Net assets are more likely to decrease and Fund expense ratios are more likely to increase when markets are volatile.

As a result of expense limitation arrangements, the ratio of total annual operating expenses, other than interest, taxes, extraordinary expenses and brokerage, except for brokerage commissions paid on purchases and sales of shares of ETFs, to average net assets is not expected to exceed 1.15% for Class A shares, 1.90% for Class C shares, 1.15% for Class FI shares, 1.40% for Class R shares and 0.85% for Class I shares. These expense limitation arrangements cannot be terminated prior to December 31, 2013 without the Board of Trustees’ consent.

The manager is permitted to recapture amounts waived or reimbursed to a class during the same fiscal year if the class’ total annual operating expenses have fallen to a level below the expense limitation (“expense cap”) in effect at the time the fees were earned or the expenses incurred. In no case will the manager recapture any amount that would result, on any particular business day of the Fund, in the class’ total annual operating expenses exceeding the expense cap or any other lower limit then in effect.

[1]

Lipper, Inc., a wholly-owned subsidiary of Reuters, provides independent insight on global collective investments. Returns are based on the six-month period ended July 31, 2012, including the reinvestment of all distributions, including returns of capital, if any, calculated among the 125 funds in the Fund’s Lipper category, and excluding sales charges.

†	Includes expenses of the underlying funds in which the Fund invests.

XII	Legg Mason Target Retirement Series

Investment commentary (cont’d)

Legg Mason Target Retirement 2040

Performance review

For the six months ended July 31, 2012, Class A shares of Legg Mason Target Retirement 2040, excluding sales charges, returned 2.14%. The Fund’s primary benchmark, the Dow Jones Target 2040 Indexxvii, and its secondary benchmark, the Target Retirement 2040 Composite Indexxxiii, returned 1.44% and 3.63%, respectively, for the same period. The Lipper Mixed-Asset Target 2040 Funds Category Average1 returned 2.17% over the same time frame.

Performance Snapshot as of July 31, 2012
(excluding sales charges) (unaudited)	6 months
Legg Mason Target Retirement 2040:
Class A	2.14%
Class C	1.70%
Class FI	2.14%
Class R	1.97%
Class I	2.32%
Dow Jones Target 2040 Index	1.44%
Target Retirement 2040 Composite Index	3.63%
Lipper Mixed-Asset Target 2040 Funds Category Average[1]	2.17%

The performance shown represents past performance. Past performance is no guarantee of future results and current performance may be higher or lower than the performance shown above. Principal value and investment returns will fluctuate and investors’ shares, when redeemed, may be worth more or less than their original cost. To obtain performance data current to the most recent month-end, please visit our website at www.leggmason.com/individualinvestors.

All share class returns assume the reinvestment of all distributions, including returns of capital, if any, at net asset value and the deduction of all Fund expenses. Returns have not been adjusted to include sales charges that may apply or the deduction of taxes that a shareholder would pay on Fund distributions. If sales charges were reflected, the performance quoted would be lower. Performance figures for periods shorter than one year represent cumulative figures and are not annualized.

Fund performance figures reflect fee waivers and/or expense reimbursements, without which the performance would have been lower.

Total Annual Operating Expenses† (unaudited)

As of the Fund’s current prospectus dated May 31, 2012, the gross total annual operating expense ratios for Class A, Class C, Class FI, Class R and Class I shares were 4.76%, 5.40%, 4.35%, 4.53% and 4.10%, respectively.

Actual expenses may be higher. For example, expenses may be higher than those shown if average net assets decrease. Net assets are more likely to decrease and Fund expense ratios are more likely to increase when markets are volatile.

As a result of expense limitation arrangements, the ratio of total annual operating expenses, other than interest, taxes, extraordinary expenses and brokerage, except for brokerage commissions paid on purchases and sales of shares of ETFs, to average net assets is not expected to exceed 1.15% for Class A shares, 1.90% for Class C shares, 1.15% for Class FI shares, 1.40% for Class R shares and 0.85% for Class I shares. These expense limitation arrangements cannot be terminated prior to December 31, 2013 without the Board of Trustees’ consent.

The manager is permitted to recapture amounts waived or reimbursed to a class during the same fiscal year if the class’ total annual operating expenses have fallen to a level below the expense limitation (“expense cap”) in effect at the time the fees were earned or the expenses incurred. In no case will the manager recapture any amount that would result, on any particular business day of the Fund, in the class’ total annual operating expenses exceeding the expense cap or any other lower limit then in effect.

[1]

Lipper, Inc., a wholly-owned subsidiary of Reuters, provides independent insight on global collective investments. Returns are based on the six-month period ended July 31, 2012, including the reinvestment of all distributions, including returns of capital, if any, calculated among the 185 funds in the Fund’s Lipper category, and excluding sales charges.

†	Includes expenses of the underlying funds in which the Fund invests.

Legg Mason Target Retirement Series	XIII

Legg Mason Target Retirement 2045

Performance review

For the six months ended July 31, 2012, Class A shares of Legg Mason Target Retirement 2045, excluding sales charges, returned 2.16%. The Fund’s primary benchmark, the Dow Jones Target 2045 Indexxvii, and its secondary benchmark, the Target Retirement 2045 Composite Indexxxiv, returned 1.40% and 3.44%, respectively, for the same period. The Lipper Mixed-Asset Target 2045 Funds Category Average1 returned 2.06% over the same time frame.

Performance Snapshot as of July 31, 2012
(excluding sales charges) (unaudited)	6 months
Legg Mason Target Retirement 2045:
Class A	2.16%
Class C	1.80%
Class FI	2.16%
Class R	1.98%
Class I	2.34%
Dow Jones Target 2045 Index	1.40%
Target Retirement 2045 Composite Index	3.44%
Lipper Mixed-Asset Target 2045 Funds Category Average[1]	2.06%

The performance shown represents past performance. Past performance is no guarantee of future results and current performance may be higher or lower than the performance shown above. Principal value and investment returns will fluctuate and investors’ shares, when redeemed, may be worth more or less than their original cost. To obtain performance data current to the most recent month-end, please visit our website at www.leggmason.com/individualinvestors.

All share class returns assume the reinvestment of all distributions, including returns of capital, if any, at net asset value and the deduction of all Fund expenses. Returns have not been adjusted to include sales charges that may apply or the deduction of taxes that a shareholder would pay on Fund distributions. If sales charges were reflected, the performance quoted would be lower. Performance figures for periods shorter than one year represent cumulative figures and are not annualized.

Fund performance figures reflect fee waivers and/or expense reimbursements, without which the performance would have been lower.

Total Annual Operating Expenses† (unaudited)

As of the Fund’s current prospectus dated May 31, 2012, the gross total annual operating expense ratios for Class A, Class C, Class FI, Class R and Class I shares were 5.81%, 6.87%, 5.47%, 5.81% and 5.38%, respectively.

Actual expenses may be higher. For example, expenses may be higher than those shown if average net assets decrease. Net assets are more likely to decrease and Fund expense ratios are more likely to increase when markets are volatile.

As a result of expense limitation arrangements, the ratio of total annual operating expenses, other than interest, taxes, extraordinary expenses and brokerage, except for brokerage commissions paid on purchases and sales of shares of ETFs, to average net assets is not expected to exceed 1.15% for Class A shares, 1.90% for Class C shares, 1.15% for Class FI shares, 1.40% for Class R shares and 0.85% for Class I shares. These expense limitation arrangements cannot be terminated prior to December 31, 2013 without the Board of Trustees’ consent.

The manager is permitted to recapture amounts waived or reimbursed to a class during the same fiscal year if the class’ total annual operating expenses have fallen to a level below the expense limitation (“expense cap”) in effect at the time the fees were earned or the expenses incurred. In no case will the manager recapture any amount that would result, on any particular business day of the Fund, in the class’ total annual operating expenses exceeding the expense cap or any other lower limit then in effect.

[1]

Lipper, Inc., a wholly-owned subsidiary of Reuters, provides independent insight on global collective investments. Returns are based on the six-month period ended July 31, 2012, including the reinvestment of all distributions, including returns of capital, if any, calculated among the 177 funds in the Fund’s Lipper category, and excluding sales charges.

†	Includes expenses of the underlying funds in which the Fund invests.

XIV	Legg Mason Target Retirement Series

Investment commentary (cont’d)

Legg Mason Target Retirement 2050

Performance review

For the six months ended July 31, 2012, Class A shares of Legg Mason Target Retirement 2050, excluding sales charges, returned 2.15%. The Fund’s primary benchmark, the Dow Jones Target 2050 Indexxvii, and its secondary benchmark, the Target Retirement 2050 Composite Indexxxv, returned 1.39% and 3.44%, respectively, for the same period. The Lipper Mixed-Asset Target 2050+ Funds Category Average1 returned 2.20% over the same time frame.

Performance Snapshot as of July 31, 2012
(excluding sales charges) (unaudited)	6 months
Legg Mason Target Retirement 2050:
Class A	2.15%
Class C	1.79%
Class FI	2.24%
Class R	2.06%
Class I	2.33%
Dow Jones Target 2050 Index	1.39%
Target Retirement 2050 Composite Index	3.44%
Lipper Mixed-Asset Target 2050+ Funds Category Average[1]	2.20%

The performance shown represents past performance. Past performance is no guarantee of future results and current performance may be higher or lower than the performance shown above. Principal value and investment returns will fluctuate and investors’ shares, when redeemed, may be worth more or less than their original cost. To obtain performance data current to the most recent month-end, please visit our website at www.leggmason.com/individualinvestors.

All share class returns assume the reinvestment of all distributions, including returns of capital, if any, at net asset value and the deduction of all Fund expenses. Returns have not been adjusted to include sales charges that may apply or the deduction of taxes that a shareholder would pay on Fund distributions. If sales charges were reflected, the performance quoted would be lower. Performance figures for periods shorter than one year represent cumulative figures and are not annualized.

Fund performance figures reflect fee waivers and/or expense reimbursements, without which the performance would have been lower.

Total Annual Operating Expenses† (unaudited)

As of the Fund’s current prospectus dated May 31, 2012, the gross total annual operating expense ratios for Class A, Class C, Class FI, Class R and Class I shares were 5.27%, 6.43%, 5.03%, 5.42% and 4.90%, respectively.

Actual expenses may be higher. For example, expenses may be higher than those shown if average net assets decrease. Net assets are more likely to decrease and Fund expense ratios are more likely to increase when markets are volatile.

As a result of expense limitation arrangements, the ratio of total annual operating expenses, other than interest, taxes, extraordinary expenses and brokerage, except for brokerage commissions paid on purchases and sales of shares of ETFs, to average net assets is not expected to exceed 1.15% for Class A shares, 1.90% for Class C shares, 1.15% for Class FI shares, 1.40% for Class R shares and 0.85% for Class I shares. These expense limitation arrangements cannot be terminated prior to December 31, 2013 without the Board of Trustees’ consent.

The manager is permitted to recapture amounts waived or reimbursed to a class during the same fiscal year if the class’ total annual operating expenses have fallen to a level below the expense limitation (“expense cap”) in effect at the time the fees were earned or the expenses incurred. In no case will the manager recapture any amount that would result, on any particular business day of the Fund, in the class’ total annual operating expenses exceeding the expense cap or any other lower limit then in effect.

[1]

Lipper, Inc., a wholly-owned subsidiary of Reuters, provides independent insight on global collective investments. Returns are based on the six-month period ended July 31, 2012, including the reinvestment of all distributions, including returns of capital, if any, calculated among the 236 funds in the Fund’s Lipper category, and excluding sales charges.

†	Includes expenses of the underlying funds in which the Fund invests.

Legg Mason Target Retirement Series	XV

Legg Mason Target Retirement Fund

Performance review

For the six months ended July 31, 2012, Class A shares of Legg Mason Target Retirement Fund, excluding sales charges, returned 2.74%. The Fund’s primary benchmarks, the Russell 3000 Indexxxvi, the MSCI EAFE Index (Gross) and the Barclays U.S. Aggregate Index, and its secondary benchmark, the Target Retirement Fund Composite Indexxxvii, returned 5.10%, -0.75%, 2.88% and 2.50%, respectively, for the same period. The Lipper Mixed-Asset Target Allocation Conservative Funds Category Average1 returned 2.62% over the same time frame.

Performance Snapshot as of July 31, 2012
(excluding sales charges) (unaudited)	6 months
Legg Mason Target Retirement Fund:
Class A	2.74%
Class C	2.43%
Class FI	2.74%
Class R	2.67%
Class I	2.89%
Russell 3000 Index	5.10%
MSCI EAFE Index (Gross)	-0.75%
Barclays U.S. Aggregate Index	2.88%
Target Retirement Fund Composite Index	2.50%
Lipper Mixed-Asset Target Allocation Conservative Funds Category Average[1]	2.62%

The performance shown represents past performance. Past performance is no guarantee of future results and current performance may be higher or lower than the performance shown above. Principal value and investment returns will fluctuate and investors’ shares, when redeemed, may be worth more or less than their original cost. To obtain performance data current to the most recent month-end, please visit our website at www.leggmason.com/individualinvestors.

All share class returns assume the reinvestment of all distributions, including returns of capital, if any, at net asset value and the deduction of all Fund expenses. Returns have not been adjusted to include sales charges that may apply or the deduction of taxes that a shareholder would pay on Fund distributions. If sales charges were reflected, the performance quoted would be lower. Performance figures for periods shorter than one year represent cumulative figures and are not annualized.

Fund performance figures reflect fee waivers and/or expense reimbursements, without which the performance would have been lower.

Total Annual Operating Expenses† (unaudited)

As of the Fund’s current prospectus dated May 31, 2012, the gross total annual operating expense ratios for Class A, Class C, Class FI, Class R and Class I shares were 6.18%, 7.07%, 5.77%, 6.18% and 5.91%, respectively.

Actual expenses may be higher. For example, expenses may be higher than those shown if average net assets decrease. Net assets are more likely to decrease and Fund expense ratios are more likely to increase when markets are volatile.

As a result of expense limitation arrangements, the ratio of total annual operating expenses, other than interest, taxes, extraordinary expenses and brokerage, except for brokerage commissions paid on purchases and sales of shares of ETFs, to average net assets is not expected to exceed 1.15% for Class A shares, 1.90% for Class C shares, 1.15% for Class FI shares, 1.40% for Class R shares and 0.85% for Class I shares. These expense limitation arrangements cannot be terminated prior to December 31, 2013 without the Board of Trustees’ consent.

The manager is permitted to recapture amounts waived or reimbursed to a class during the same fiscal year if the class’ total annual operating expenses have fallen to a level below the expense limitation (“expense cap”) in effect at the time the fees were earned or the expenses incurred. In no case will the manager recapture any amount that would result, on any particular business day of the Fund, in the class’ total annual operating expenses exceeding the expense cap or any other lower limit then in effect.

[1]

Lipper, Inc., a wholly-owned subsidiary of Reuters, provides independent insight on global collective investments. Returns are based on the six-month period ended July 31, 2012, including the reinvestment of all distributions, including returns of capital, if any, calculated among the 138 funds in the Fund’s Lipper category, and excluding sales charges.

†	Includes expenses of the underlying funds in which the Fund invests.

XVI	Legg Mason Target Retirement Series

Investment commentary (cont’d)

As always, thank you for your confidence in our stewardship of your assets.

Sincerely,

R. Jay Gerken, CFA

Chairman, President and Chief Executive Officer

August 31, 2012

RISKS: Mutual funds are subject to risk, including possible loss of principal. Because these Funds have exposure to both stocks and bonds through the underlying funds in which they invest, the Funds may underperform stock funds when stocks are in favor, and underperform bond funds when bonds are in favor. Investments in bonds are subject to interest rate and credit risks. As interest rates rise, bond prices fall, reducing the value of the Funds’ share prices. International stocks are subject to certain risks, including currency fluctuations and changes in political and economic conditions; these risks are heightened for investments in emerging markets; small and mid-cap stocks often experience sharper price fluctuations than stocks of large-cap companies; high-yield securities are lower-rated issues and inherently more risky than higher-rated securities. The Funds’ net asset values will fluctuate and are not guaranteed.

Each Fund in the Target Retirement Series is a “fund of funds” — meaning it invests in other underlying funds. There are additional risks and other expenses associated with funds that invest in other mutual funds rather than directly in portfolio securities. In addition to a Fund’s operating expenses, an investment will indirectly bear the operating expenses of the underlying funds. Each underlying fund may engage in active and frequent trading, resulting in higher portfolio turnover and transaction costs. This may lead to the distribution of higher capital gains to shareholders, increasing their tax liability. Certain of the underlying funds may sell securities short. Unlike the possible loss on a security that is purchased, there is no limit on the amount of loss on an appreciating security that is sold short. Investment in underlying funds that invest in real estate-related securities (including real estate investment trusts) expose a fund to risk similar to investing directly in real estate. The value of these underlying investments may be affected by changes in the value of the underlying real estate, the creditworthiness of the issuer of the investments, and changes in property taxes, interest rates and the real estate regulatory environment. In addition, some of the underlying funds may use derivatives, such as options and futures, which can be illiquid, may disproportionately increase losses, and have a potentially large impact on Fund performance. Please see the Funds’ prospectus for more information on these and other risks, and the Funds’ investment strategies.

All investments are subject to risk including the possible loss of principal. Past performance is no guarantee of future results. All index performance reflects no deduction for fees, expenses or taxes. Please note that an investor cannot invest directly in an index.

The information provided is not intended to be a forecast of future events, a guarantee of future results or investment advice. Views expressed may differ from those of the firm as a whole. Forecasts and predictions are inherently limited and should not be relied upon as an indication of actual or future performance.

[i]	Gross domestic product (“GDP”) is the market value of all final goods and services produced within a country in a given period of time.

ii

The Institute for Supply Management's PMI is based on a survey of purchasing executives who buy the raw materials for manufacturing at more than 350 companies. It offers an early reading on the health of the manufacturing sector.

iii

The Federal Reserve Board (“Fed”) is responsible for the formulation of policies designed to promote economic growth, full employment, stable prices and a sustainable pattern of international trade and payments.

iv

The federal funds rate is the rate charged by one depository institution on an overnight sale of immediately available funds (balances at the Federal Reserve) to another depository institution; the rate may vary from depository institution to depository institution and from day to day.

[v]	The S&P 500 Index is an unmanaged index of 500 stocks and is generally representative of the performance of larger companies in the U.S.

vi

The Russell 1000 Index measures the performance of the 1,000 largest companies in the Russell 3000 Index, which represents approximately 92% of the total market capitalization of the Russell 3000 Index.

vii

The Russell Midcap Index measures the performance of the 800 smallest companies in the Russell 1000 Index, which represents approximately 25% of the total market capitalization of the Russell 1000 Index.

viii

The Russell 2000 Index measures the performance of the 2,000 smallest companies in the Russell 3000 Index, which represents approximately 8% of the total market capitalization of the Russell 3000 Index.

ix

The Russell 3000 Growth Index measures the performance of those Russell 3000 Index companies with higher price-to-book ratios and higher forecasted growth values. (A price-to-book ratio is the price of a stock compared to the difference between a company’s assets and liabilities.)

[x]	The Russell 3000 Value Index measures the performance of those Russell 3000 Index companies with lower price-to-book ratios and lower forecasted growth values.
xi	The MSCI EAFE Index is a free float-adjusted market capitalization index designed to measure developed market equity performance, excluding the U.S. and Canada.

xii	The MSCI Emerging Markets Index is a free float-adjusted market capitalization index that is designed to measure equity market performance in the global emerging markets.

xiii

Duration is the measure of the price sensitivity of a fixed-income security to an interest rate change of 100 basis points. Calculation is based on the weighted average of the present values for all cash flows.

xiv

The Barclays U.S. Aggregate Index is a broad-based bond index comprised of government, corporate, mortgage- and asset-backed issues, rated investment grade or higher, and having at least one year to maturity.

xv

The Barclays U.S. Corporate High Yield — 2% Issuer Cap Index is an index of the 2% Issuer Cap component of the Barclays U.S. Corporate High Yield Index, which covers the U.S. dollar-denominated, non-investment grade, fixed-rate, taxable corporate bond market.

xvi

The JPMorgan Emerging Markets Bond Index Global (“EMBI Global”) tracks total returns for U.S. dollar-denominated debt instruments issued by emerging market sovereign and quasi-sovereign entities: Brady bonds, loans, Eurobonds and local market instruments.

xvii

The Dow Jones Target Date Indices (each an “Index” or collectively the “Indices”) are a series of indices designed as benchmarks for multi-asset class portfolios with risk profiles that become more conservative over time. Each Index is comprised of a set of equity, bond and cash sub-indices. The Index weightings among the major asset classes are adjusted monthly based on a published set of Index rules. The Indices with longer time horizons have higher allocations to equity securities, while the Indices with shorter time horizons replace some of their stock allocations with allocations to fixed-income securities and money market instruments. The Index returns reflect hypothetical back-tested performance. Back-tested performance information is purely hypothetical and is provided solely for informational purposes.

Legg Mason Target Retirement Series	XVII
xviii

The Target Retirement 2015 Composite Index is a hypothetical combination of unmanaged indices reflecting the Fund's target asset allocation as of July 31, 2012. The Composite Index combines returns from the Barclays U.S. Aggregate Index (25.87%), MSCI EAFE Index (22.32%), Russell 1000 Index (20.13%), Barclays Global Aggregate ex-USD Index (15%), FTSE NAREIT All REITs Index (5%), Russell 2000 Index (5%), MSCI Emerging Markets Index (4.30%) and Barclays U.S. Corporate High Yield — 2% Issuer Cap Index (2.38%). The Barclays Global Aggregate ex-USD Index tracks an international basket of government, corporate, agency and mortgage-related bonds. The FTSE NAREIT All REITs Index consists of all tax-qualified real estate investment trusts (“REITs”) listed on the New York Stock Exchange, American Stock Exchange or NASDAQ National Market List. Over time, the Composite Index will change with the Fund’s asset allocation; and the Index allocation will gradually become more conservative. When the Fund’s Composite Index changes, the composite’s new allocation is utilized to calculate composite performance from and after such changes. Composite performance for periods prior to the change is not recalculated or restated based on the composite’s new allocation but rather reflects the Composite Index’s actual allocation during that period which may be different than the current Composite Index allocation.

xix

The Target Retirement 2020 Composite Index is a hypothetical combination of unmanaged indices reflecting the Fund’s target asset allocation as of July 31, 2012. The Composite Index combines returns from the MSCI EAFE Index (24.80%), Russell 1000 Index (23.60%), Barclays U.S. Aggregate Index (21.07%), Barclays Global Aggregate ex-USD Index (15%), FTSE NAREIT All REITs Index (5%), Russell 2000 Index (5%), MSCI Emerging Markets Index (4.62%) and Barclays U.S. Corporate High Yield — 2% Issuer Cap Index (0.91%). The JPMorgan Emerging Markets Bond Index Plus is a total return index that tracks the traded market for U.S. dollar-denominated Brady and other similar sovereign restructured bonds traded in the emerging markets. Over time, the Composite Index will change with the Fund’s asset allocation; and the Index allocation will gradually become more conservative. When the Fund's Composite Index changes, the composite’s new allocation is utilized to calculate composite performance from and after such changes. Composite performance for periods prior to the change is not recalculated or restated based on the composite’s new allocation but rather reflects the Composite Index’s actual allocation during that period which may be different than the current Composite Index allocation.

xx

The Target Retirement 2025 Composite Index is a hypothetical combination of unmanaged indices reflecting the Fund’s target asset allocation as of July 31, 2012. The Composite Index combines returns from the Russell 1000 Index (28.60%), MSCI EAFE Index (26.15%), Barclays Global Aggregate ex-USD Index (15%), Barclays U.S. Aggregate Index (14.34%), FTSE NAREIT All REITs Index (5%), Russell 2000 Index (5%), MSCI Emerging Markets Index (3.85%), JPMorgan Emerging Markets Bond Index Plus (1.56%) and Barclays U.S. Corporate High Yield — 2% Issuer Cap Index (0.50%). Over time, the Composite Index will change with the Fund’s asset allocation; and the Index allocation will gradually become more conservative. When the Fund’s Composite Index changes, the composite’s new allocation is utilized to calculate composite performance from and after such changes. Composite performance for periods prior to the change is not recalculated or restated based on the composite’s new allocation but rather reflects the Composite Index’s actual allocation during that period which may be different than the current Composite Index allocation.

xxi

The Target Retirement 2030 Composite Index is a hypothetical combination of unmanaged indices reflecting the Fund’s target asset allocation as of July 31, 2012. The Composite Index combines returns from the Russell 1000 Index (34.88%), MSCI EAFE Index (27.25%), Barclays Global Aggregate ex-USD Index (10.89%), Barclays U.S. Aggregate Index (9.62%), FTSE NAREIT All REITs Index (5%), Russell 2000 Index (5%), JPMorgan Emerging Markets Bond Index Plus (3.68%), MSCI Emerging Markets Index (2.75%) and Barclays U.S. Corporate High Yield — 2% Issuer Cap Index (0.93%). Over time, the Composite Index will change with the Fund’s asset allocation; and the Index allocation will gradually become more conservative. When the Fund's Composite Index changes, the composite’s new allocation is utilized to calculate composite performance from and after such changes. Composite performance for periods prior to the change is not recalculated or restated based on the composite’s new allocation but rather reflects the Composite Index’s actual allocation during that period which may be different than the current Composite Index allocation.

xxii

The Target Retirement 2035 Composite Index is a hypothetical combination of unmanaged indices reflecting the Fund’s target asset allocation as of July 31, 2012. The Composite Index combines returns from the Russell 1000 Index (43.49%), MSCI EAFE Index (28.21%), Barclays U.S. Aggregate Index (6.12%), FTSE NAREIT All REITs Index (5%), JPMorgan Emerging Markets Bond Index Plus (5%), Russell 2000 Index (5%), Barclays Global Aggregate ex-USD Index (3.17%), Barclays U.S. Corporate High Yield — 2% Issuer Cap Index (2.21%) and MSCI Emerging Markets Index (1.80%). Over time, the Composite Index will change with the Fund’s asset allocation; and the Index allocation will gradually become more conservative. When the Fund’s Composite Index changes, the composite’s new allocation is utilized to calculate composite performance from and after such changes. Composite performance for periods prior to the change is not recalculated or restated based on the composite’s new allocation but rather reflects the Composite Index’s actual allocation during that period which may be different than the current Composite Index allocation.

xxiii

The Target Retirement 2040 Composite Index is a hypothetical combination of unmanaged indices reflecting the Fund’s target asset allocation as of July 31, 2012. The Composite Index combines returns from the Russell 1000 Index (50.61%), MSCI EAFE Index (26.99%), Russell 2000 Index (6.39%), FTSE NAREIT All REITs Index (5%), JPMorgan Emerging Markets Bond Index Plus (5%), MSCI Emerging Markets Index (3.01%) and Barclays U.S. Aggregate Index (3%). Over time, the Composite Index will change with the Fund’s asset allocation; and the Index allocation will gradually become more conservative. When the Fund’s Composite Index changes, the composite's new allocation is utilized to calculate composite performance from and after such changes. Composite performance for periods prior to the change is not recalculated or restated based on the composite’s new allocation but rather reflects the Composite Index’s actual allocation during that period which may be different than the current Composite Index allocation.

xxiv

The Target Retirement 2045 Composite Index is a hypothetical combination of unmanaged indices reflecting the Fund’s target asset allocation as of July 31, 2012. The Composite Index combines returns from the Russell 1000 Index (51%), MSCI EAFE Index (25.66%), Russell 2000 Index (7.57%), FTSE NAREIT All REITs Index (5%), MSCI Emerging Markets Index (4.34%), JPMorgan Emerging Markets Bond Index Plus (3.43%) and Barclays U.S. Aggregate Index (3%). Over time, the Composite Index will change with the Fund’s asset allocation; and the Index allocation will gradually become more conservative. When the Fund’s Composite Index changes, the composite’s new allocation is utilized to calculate composite performance from and after such changes. Composite performance for periods prior to the change is not recalculated or restated based on the composite’s new allocation but rather reflects the Composite Index’s actual allocation during that period which may be different than the current Composite Index allocation.

xxv

The Target Retirement 2050 Composite Index is a hypothetical combination of unmanaged indices reflecting the Fund’s target asset allocation as of July 31, 2012. The Composite Index combines returns from the Russell 1000 Index (51%), MSCI EAFE Index (25.66%), Russell 2000 Index (7.57%), FTSE NAREIT All REITs Index (5%), MSCI Emerging Markets Index (4.34%), JPMorgan Emerging Markets Bond Index Plus (3.43%) and Barclays U.S. Aggregate Index (3%). Over time, the Composite Index will change with the Fund’s asset allocation; and the Index allocation will gradually become more conservative. When the Fund’s Composite Index changes, the composite's new allocation is utilized to calculate composite performance from and after such changes. Composite performance for periods prior to the change is not recalculated or restated based on the composite’s new allocation but rather reflects the Composite Index’s actual allocation during that period which may be different than the current Composite Index allocation.

xxvi	The Russell 3000 Index measures the performance of the 3,000 largest U.S. companies based on total market capitalization, which represents approximately 98% of the U.S. equity market.

xxvii

The Target Retirement Fund Composite Index is a hypothetical combination of unmanaged indices reflecting the Fund’s target asset allocation as of July 31, 2012. The Composite Index combines returns from the Barclays U.S. Aggregate Index (42.18%), Barclays Global Aggregate ex-USD Index (15%), MSCI EAFE Index (13.91%), Russell 1000 Index (8.3%), Barclays U.S. Corporate High Yield — 2% Issuer Cap Index (7.39%), FTSE NAREIT All REITs Index (5%), Russell 2000 Index (5%) and MSCI Emerging Markets Index (3.22%). Over time, the Composite Index will change with the Fund’s asset allocation; and the Index allocation will gradually become more conservative. When the Fund's Composite Index changes, the composite’s new allocation is utilized to calculate composite performance from and after such changes. Composite performance for periods prior to the change is not recalculated or restated based on the composite’s new allocation but rather reflects the Composite Index’s actual allocation during that period which may be different than the current Composite Index allocation.

Legg Mason Target Retirement Series 2012 Semi-Annual Report	1

Funds at a glance (unaudited)

Legg Mason Target Retirement 2015 Breakdown† (%) as of — July 31, 2012

As a Percent of Total Long-Term Investments

% of Total Long-Term Investments	Top 5 Sectors
23.7 Western Asset Funds, Inc. — Western Asset Core Bond Fund, Class IS Shares	Corporate Bonds & Notes Mortgage-Backed Securities U.S. Government & Agency Obligations Collateralized Mortgage Obligations Asset-Backed Securities
13.7 Legg Mason Global Asset Management Trust — Legg Mason BW Global Opportunities Bond Fund, Class IS Shares	Sovereign Bonds Corporate Bonds & Notes U.S. Government & Agency Obligations Municipal Bonds Collateralized Mortgage Obligations
7.5 Legg Mason Global Asset Management Trust — Legg Mason Batterymarch International Equity Trust, Class IS Shares	Financials Consumer Staples Health Care Consumer Discretionary Industrials
7.3 Legg Mason Partners Equity Trust — Legg Mason Global Currents International All Cap Opportunity Fund, Class IS Shares	Industrials Consumer Discretionary Financials Information Technology Materials
6.2 iShares Trust — iShares MSCI EAFE Index Fund	Financials Industrials Consumer Staples Consumer Discretionary Health Care
5.0 Legg Mason Global Asset Management Trust — Legg Mason Strategic Real Return Fund, Class IS Shares	U.S. Treasury Inflation Protected Securities Exchange-Traded Funds Financials Health Care Consumer Staples
5.0 Vanguard Specialized Funds — Vanguard REIT Index Fund, ETF Shares	Specialized REITs Retail REITs Residential REITs Office REITs Diversified REITs
4.2 iShares Trust — iShares Russell 1000 Value Index Fund	Financial Services Energy Health Care Utilities Producer Durables
3.6 Legg Mason Partners Equity Trust — Legg Mason ClearBridge Appreciation Fund, Class IS Shares	Information Technology Financials Health Care Consumer Discretionary Consumer Staples

†	Subject to change at any time.

% of Total Long-Term Investments	Top 5 Sectors
3.5 Legg Mason Partners Equity Trust — Legg Mason Batterymarch U.S. Large Cap Equity Fund, Class IS Shares	Information Technology Consumer Discretionary Financials Energy Health Care
3.5 The Royce Fund — Royce Value Fund, Institutional Class Shares	Consumer Discretionary Materials Information Technology Financials Energy
3.0 Legg Mason Global Asset Management Trust — Legg Mason Batterymarch Emerging Markets Trust, Class IS Shares	Financials Materials Information Technology Energy Consumer Discretionary
2.3 Legg Mason Global Asset Management Trust — Legg Mason Capital Management Value Trust, Class I Shares	Information Technology Financials Consumer Discretionary Health Care Industrials
2.3 Legg Mason Global Asset Management Trust — Legg Mason Capital Management Global Growth Trust, Class I Shares	Information Technology Consumer Discretionary Health Care Consumer Staples Financials
2.3 Legg Mason Partners Equity Trust — Legg Mason ClearBridge Aggressive Growth Fund, Class IS Shares	Information Technology Consumer Discretionary Energy Health Care Industrials
2.0 Western Asset Funds, Inc. — Western Asset High Yield Fund, Class IS Shares	Consumer Discretionary Energy Industrials Financials Materials
1.8 iShares Trust — iShares Russell 1000 Growth Index Fund	Technology Consumer Discretionary Producer Durables Health Care Consumer Staples
1.3 Vanguard International Equity Index Funds — Vanguard Emerging Markets Stock Index Fund, ETF Shares	Financials Information Technology Energy Materials Consumer Staples
1.1 iShares Trust — iShares Russell 2000 Index Fund	Financial Services Consumer Discretionary Technology Producer Durables Health Care
0.7 Purchased Options

2	Legg Mason Target Retirement Series 2012 Semi-Annual Report

Funds at a glance (unaudited) (cont’d)

Legg Mason Target Retirement 2020 Breakdown† (%) as of — July 31, 2012

As a Percent of Total Long-Term Investments

% of Total Long-Term Investments	Top 5 Sectors
18.8 Western Asset Funds, Inc. — Western Asset Core Bond Fund, Class IS Shares	Corporate Bonds & Notes Mortgage-Backed Securities U.S. Government & Agency Obligations Collateralized Mortgage Obligations Asset-Backed Securities
13.4 Legg Mason Global Asset Management Trust — Legg Mason BW Global Opportunities Bond Fund, Class IS Shares	Sovereign Bonds Corporate Bonds & Notes U.S. Government & Agency Obligations Municipal Bonds Collateralized Mortgage Obligations
9.4 iShares Trust — iShares MSCI EAFE Index Fund	Financials Industrials Consumer Staples Consumer Discretionary Health Care
7.1 Legg Mason Global Asset Management Trust — Legg Mason Batterymarch International Equity Trust, Class IS Shares	Financials Consumer Staples Health Care Consumer Discretionary Industrials
7.1 Legg Mason Partners Equity Trust — Legg Mason Global Currents International All Cap Opportunity Fund, Class IS Shares	Industrials Consumer Discretionary Financials Information Technology Materials
6.7 iShares Trust — iShares Russell 1000 Value Index Fund	Financial Services Energy Health Care Utilities Producer Durables
5.0 Legg Mason Global Asset Management Trust — Legg Mason Strategic Real Return Fund, Class IS Shares	U.S. Treasury Inflation Protected Securities Exchange-Traded Funds Financials Health Care Consumer Staples
4.9 Vanguard Specialized Funds — Vanguard REIT Index Fund, ETF Shares	Specialized REITs Retail REITs Residential REITs Office REITs Diversified REITs
3.6 Legg Mason Partners Equity Trust — Legg Mason ClearBridge Appreciation Fund, Class IS Shares	Information Technology Financials Health Care Consumer Discretionary Consumer Staples

†	Subject to change at any time.

% of Total Long-Term Investments	Top 5 Sectors
3.6 Legg Mason Partners Equity Trust — Legg Mason Batterymarch U.S. Large Cap Equity Fund, Class IS Shares	Information Technology Consumer Discretionary Financials Energy Health Care
3.0 The Royce Fund — Royce Value Fund, Institutional Class Shares	Consumer Discretionary Materials Information Technology Financials Energy
2.9 iShares Trust — iShares Russell 1000 Growth Index Fund	Technology Consumer Discretionary Producer Durables Health Care Consumer Staples
2.8 Legg Mason Global Asset Management Trust — Legg Mason Batterymarch Emerging Markets Trust, Class IS Shares	Financials Materials Information Technology Energy Consumer Discretionary
2.4 Legg Mason Partners Equity Trust — Legg Mason ClearBridge Aggressive Growth Fund, Class IS Shares	Information Technology Consumer Discretionary Energy Health Care Industrials
2.4 Legg Mason Global Asset Management Trust — Legg Mason Capital Management Value Trust, Class I Shares	Information Technology Financials Consumer Discretionary Health Care Industrials
2.4 Legg Mason Global Asset Management Trust — Legg Mason Capital Management Global Growth Trust, Class I Shares	Information Technology Consumer Discretionary Health Care Consumer Staples Financials
1.9 iShares Trust — iShares Russell 2000 Index Fund	Financial Services Consumer Discretionary Technology Producer Durables Health Care
1.8 Vanguard International Equity Index Funds — Vanguard Emerging Markets Stock Index Fund, ETF Shares	Financials Information Technology Energy Materials Consumer Staples
0.8 Western Asset Funds, Inc. — Western Asset High Yield Fund, Class IS Shares	Consumer Discretionary Energy Industrials Financials Materials

Legg Mason Target Retirement Series 2012 Semi-Annual Report	3

Legg Mason Target Retirement 2025 Breakdown† (%) as of — July 31, 2012

As a Percent of Total Long-Term Investments

% of Total Long-Term Investments	Top 5 Sectors
13.2 Legg Mason Global Asset Management Trust — Legg Mason BW Global Opportunities Bond Fund, Class IS Shares	Sovereign Bonds Corporate Bonds & Notes U.S. Government & Agency Obligations Municipal Bonds Collateralized Mortgage Obligations
12.7 Western Asset Funds, Inc. — Western Asset Core Bond Fund, Class IS Shares	Corporate Bonds & Notes Mortgage-Backed Securities U.S. Government & Agency Obligations Collateralized Mortgage Obligations Asset-Backed Securities
9.9 iShares Trust — iShares MSCI EAFE Index Fund	Financials Industrials Consumer Staples Consumer Discretionary Health Care
8.1 iShares Trust — iShares Russell 1000 Value Index Fund	Financial Services Energy Health Care Utilities Producer Durables
7.5 Legg Mason Partners Equity Trust — Legg Mason Global Currents International All Cap Opportunity Fund, Class IS Shares	Industrials Consumer Discretionary Financials Information Technology Materials
7.4 Legg Mason Global Asset Management Trust — Legg Mason Batterymarch International Equity Trust, Class IS Shares	Financials Consumer Staples Health Care Consumer Discretionary Industrials
5.0 Legg Mason Global Asset Management Trust — Legg Mason Strategic Real Return Fund, Class IS Shares	U.S. Treasury Inflation Protected Securities Exchange-Traded Funds Financials Health Care Consumer Staples
4.9 Vanguard Specialized Funds — Vanguard REIT Index Fund, ETF Shares	Specialized REITs Retail REITs Residential REITs Office REITs Diversified REITs
4.3 Legg Mason Partners Equity Trust — Legg Mason ClearBridge Appreciation Fund, Class IS Shares	Information Technology Financials Health Care Consumer Discretionary Consumer Staples

†	Subject to change at any time.

% of Total Long-Term Investments	Top 5 Sectors
4.3 Legg Mason Partners Equity Trust — Legg Mason Batterymarch U.S. Large Cap Equity Fund, Class IS Shares	Information Technology Consumer Discretionary Financials Energy Health Care
3.5 iShares Trust — iShares Russell 1000 Growth Index Fund	Technology Consumer Discretionary Producer Durables Health Care Consumer Staples
3.0 The Royce Fund — Royce Value Fund, Institutional Class Shares	Consumer Discretionary Materials Information Technology Financials Energy
2.9 Legg Mason Global Asset Management Trust — Legg Mason Capital Management Value Trust, Class I Shares	Information Technology Financials Consumer Discretionary Health Care Industrials
2.9 Legg Mason Partners Equity Trust — Legg Mason ClearBridge Aggressive Growth Fund, Class IS Shares	Information Technology Consumer Discretionary Energy Health Care Industrials
2.9 Legg Mason Global Asset Management Trust — Legg Mason Capital Management Global Growth Trust, Class I Shares	Information Technology Consumer Discretionary Health Care Consumer Staples Financials
2.3 Legg Mason Global Asset Management Trust — Legg Mason Batterymarch Emerging Markets Trust, Class IS Shares	Financials Materials Information Technology Energy Consumer Discretionary
1.9 iShares Trust — iShares Russell 2000 Index Fund	Financial Services Consumer Discretionary Technology Producer Durables Health Care
1.5 Vanguard International Equity Index Funds — Vanguard Emerging Markets Stock Index Fund, ETF Shares	Financials Information Technology Energy Materials Consumer Staples
1.3 Legg Mason Partners Income Trust — Western Asset Emerging Markets Debt Fund, Class I Shares	Sovereign Bonds Energy Materials Telecommunication Services Utilities
0.5 Western Asset Funds, Inc. — Western Asset High Yield Fund, Class IS Shares	Consumer Discretionary Energy Industrials Financials Materials

4	Legg Mason Target Retirement Series 2012 Semi-Annual Report

Funds at a glance (unaudited) (cont’d)

Legg Mason Target Retirement 2030 Breakdown† (%) as of — July 31, 2012

As a Percent of Total Long-Term Investments

% of Total Long-Term Investments	Top 5 Sectors
10.9 iShares Trust — iShares MSCI EAFE Index Fund	Financials Industrials Consumer Staples Consumer Discretionary Health Care
10.5 Legg Mason Global Asset Management Trust — Legg Mason BW Global Opportunities Bond Fund, Class IS Shares	Sovereign Bonds Corporate Bonds & Notes U.S. Government & Agency Obligations Municipal Bonds Collateralized Mortgage Obligations
10.1 iShares Trust — iShares Russell 1000 Value Index Fund	Financial Services Energy Health Care Utilities Producer Durables
9.2 Western Asset Funds, Inc. — Western Asset Core Bond Fund, Class IS Shares	Corporate Bonds & Notes Mortgage-Backed Securities U.S. Government & Agency Obligations Collateralized Mortgage Obligations Asset-Backed Securities
8.1 Legg Mason Global Asset Management Trust — Legg Mason Batterymarch International Equity Trust, Class IS Shares	Financials Consumer Staples Health Care Consumer Discretionary Industrials
8.1 Legg Mason Partners Equity Trust — Legg Mason Global Currents International All Cap Opportunity Fund, Class IS Shares	Industrials Consumer Discretionary Financials Information Technology Materials
5.4 Legg Mason Partners Equity Trust — Legg Mason Batterymarch U.S. Large Cap Equity Fund, Class IS Shares	Information Technology Consumer Discretionary Financials Energy Health Care
5.3 Legg Mason Partners Equity Trust — Legg Mason ClearBridge Appreciation Fund, Class IS Shares	Information Technology Financials Health Care Consumer Discretionary Consumer Staples
5.0 Vanguard Specialized Funds — Vanguard REIT Index Fund, ETF Shares	Specialized REITs Retail REITs Residential REITs Office REITs Diversified REITs

†	Subject to change at any time.

% of Total Long-Term Investments	Top 5 Sectors
4.3 iShares Trust — iShares Russell 1000 Growth Index Fund	Technology Consumer Discretionary Producer Durables Health Care Consumer Staples
3.6 Legg Mason Partners Income Trust — Western Asset Emerging Markets Debt Fund, Class I Shares	Sovereign Bonds Energy Materials Telecommunication Services Utilities
3.6 Legg Mason Global Asset Management Trust — Legg Mason Capital Management Value Trust, Class I Shares	Information Technology Financials Consumer Discretionary Health Care Industrials
3.6 Legg Mason Global Asset Management Trust — Legg Mason Capital Management Global Growth Trust, Class I Shares	Information Technology Consumer Discretionary Health Care Consumer Staples Financials
3.5 Legg Mason Partners Equity Trust — Legg Mason ClearBridge Aggressive Growth Fund, Class IS Shares	Information Technology Consumer Discretionary Energy Health Care Industrials
3.1 The Royce Fund — Royce Value Fund, Institutional Class Shares	Consumer Discretionary Materials Information Technology Financials Energy
2.0 iShares Trust — iShares Russell 2000 Index Fund	Financial Services Consumer Discretionary Technology Producer Durables Health Care
1.7 Legg Mason Global Asset Management Trust — Legg Mason Batterymarch Emerging Markets Trust, Class IS Shares	Financials Materials Information Technology Energy Consumer Discretionary
1.1 Vanguard International Equity Index Funds — Vanguard Emerging Markets Stock Index Fund, ETF Shares	Financials Information Technology Energy Materials Consumer Staples
0.9 Western Asset Funds, Inc. — Western Asset High Yield Fund, Class IS Shares	Consumer Discretionary Energy Industrials Financials Materials

Legg Mason Target Retirement Series 2012 Semi-Annual Report	5

Legg Mason Target Retirement 2035 Breakdown† (%) as of — July 31, 2012

As a Percent of Total Long-Term Investments

% of Total Long-Term Investments	Top 5 Sectors
12.5 iShares Trust — iShares Russell 1000 Value Index Fund	Financial Services Energy Health Care Utilities Producer Durables
11.0 iShares Trust — iShares MSCI EAFE Index Fund	Financials Industrials Consumer Staples Consumer Discretionary Health Care
8.3 Legg Mason Partners Equity Trust — Legg Mason Global Currents International All Cap Opportunity Fund, Class IS Shares	Industrials Consumer Discretionary Financials Information Technology Materials
8.3 Legg Mason Global Asset Management Trust — Legg Mason Batterymarch International Equity Trust, Class IS Shares	Financials Consumer Staples Health Care Consumer Discretionary Industrials
6.6 Legg Mason Partners Equity Trust — Legg Mason ClearBridge Appreciation Fund, Class IS Shares	Information Technology Financials Health Care Consumer Discretionary Consumer Staples
6.6 Legg Mason Partners Equity Trust — Legg Mason Batterymarch U.S. Large Cap Equity Fund, Class IS Shares	Information Technology Consumer Discretionary Financials Energy Health Care
6.1 Western Asset Funds, Inc. — Western Asset Core Bond Fund, Class IS Shares	Corporate Bonds & Notes Mortgage-Backed Securities U.S. Government & Agency Obligations Collateralized Mortgage Obligations Asset-Backed Securities
5.3 iShares Trust — iShares Russell 1000 Growth Index Fund	Technology Consumer Discretionary Producer Durables Health Care Consumer Staples
5.0 Vanguard Specialized Funds — Vanguard REIT Index Fund, ETF Shares	Specialized REITs Retail REITs Residential REITs Office REITs Diversified REITs

†	Subject to change at any time.

% of Total Long-Term Investments	Top 5 Sectors
5.0 Legg Mason Partners Income Trust — Western Asset Emerging Markets Debt Fund, Class I Shares	Sovereign Bonds Energy Materials Telecommunication Services Utilities
4.4 Legg Mason Global Asset Management Trust — Legg Mason Capital Management Value Trust, Class I Shares	Information Technology Financials Consumer Discretionary Health Care Industrials
4.4 Legg Mason Partners Equity Trust — Legg Mason ClearBridge Aggressive Growth Fund, Class IS Shares	Information Technology Consumer Discretionary Energy Health Care Industrials
4.4 Legg Mason Global Asset Management Trust — Legg Mason Capital Management Global Growth Trust, Class I Shares	Information Technology Consumer Discretionary Health Care Consumer Staples Financials
3.1 Legg Mason Global Asset Management Trust — Legg Mason BW Global Opportunities Bond Fund, Class IS Shares	Sovereign Bonds Corporate Bonds & Notes U.S. Government & Agency Obligations Municipal Bonds Collateralized Mortgage Obligations
3.0 The Royce Fund — Royce Value Fund, Institutional Class Shares	Consumer Discretionary Materials Information Technology Financials Energy
2.2 Western Asset Funds, Inc. — Western Asset High Yield Fund, Class IS Shares	Consumer Discretionary Energy Industrials Financials Materials
2.0 iShares Trust — iShares Russell 2000 Index Fund	Financial Services Consumer Discretionary Technology Producer Durables Health Care
1.1 Legg Mason Global Asset Management Trust — Legg Mason Batterymarch Emerging Markets Trust, Class IS Shares	Financials Materials Information Technology Energy Consumer Discretionary
0.7 Vanguard International Equity Index Funds — Vanguard Emerging Markets Stock Index Fund, ETF Shares	Financials Information Technology Energy Materials Consumer Staples

6	Legg Mason Target Retirement Series 2012 Semi-Annual Report

Funds at a glance (unaudited) (cont’d)

Legg Mason Target Retirement 2040 Breakdown† (%) as of — July 31, 2012

As a Percent of Total Long-Term Investments

% of Total Long-Term Investments	Top 5 Sectors
14.4 iShares Trust — iShares Russell 1000 Value Index Fund	Financial Services Energy Health Care Utilities Producer Durables
10.5 iShares Trust — iShares MSCI EAFE Index Fund	Financials Industrials Consumer Staples Consumer Discretionary Health Care
8.1 Legg Mason Global Asset Management Trust — Legg Mason Batterymarch International Equity Trust, Class IS Shares	Financials Consumer Staples Health Care Consumer Discretionary Industrials
8.0 Legg Mason Partners Equity Trust — Legg Mason Global Currents International All Cap Opportunity Fund, Class IS Shares	Industrials Consumer Discretionary Financials Information Technology Materials
7.9 Legg Mason Partners Equity Trust — Legg Mason Batterymarch U.S. Large Cap Equity Fund, Class IS Shares	Information Technology Consumer Discretionary Financials Energy Health Care
7.9 Legg Mason Partners Equity Trust — Legg Mason ClearBridge Appreciation Fund, Class IS Shares	Information Technology Financials Health Care Consumer Discretionary Consumer Staples
6.1 iShares Trust — iShares Russell 1000 Growth Index Fund	Technology Consumer Discretionary Producer Durables Health Care Consumer Staples
5.3 Legg Mason Global Asset Management Trust — Legg Mason Capital Management Value Trust, Class I Shares	Information Technology Financials Consumer Discretionary Health Care Industrials
5.2 Legg Mason Global Asset Management Trust — Legg Mason Capital Management Global Growth Trust, Class I Shares	Information Technology Consumer Discretionary Health Care Consumer Staples Financials

†	Subject to change at any time.

% of Total Long-Term Investments	Top 5 Sectors
5.0 Legg Mason Partners Equity Trust — Legg Mason ClearBridge Aggressive Growth Fund, Class IS Shares	Information Technology Consumer Discretionary Energy Health Care Industrials
4.8 Vanguard Specialized Funds — Vanguard REIT Index Fund, ETF Shares	Specialized REITs Retail REITs Residential REITs Office REITs Diversified REITs
4.7 Legg Mason Partners Income Trust — Western Asset Emerging Markets Debt Fund, Class I Shares	Sovereign Bonds Energy Materials Telecommunication Services Utilities
3.8 The Royce Fund — Royce Value Fund, Institutional Class Shares	Consumer Discretionary Materials Information Technology Financials Energy
2.8 Western Asset Funds, Inc. — Western Asset Core Bond Fund, Class IS Shares	Corporate Bonds & Notes Mortgage-Backed Securities U.S. Government & Agency Obligations Collateralized Mortgage Obligations Asset-Backed Securities
2.5 iShares Trust — iShares Russell 2000 Index Fund	Financial Services Consumer Discretionary Technology Producer Durables Health Care
1.8 Legg Mason Global Asset Management Trust — Legg Mason Batterymarch Emerging Markets Trust, Class IS Shares	Financials Materials Information Technology Energy Consumer Discretionary
1.2 Vanguard International Equity Index Funds — Vanguard Emerging Markets Stock Index Fund, ETF Shares	Financials Information Technology Energy Materials Consumer Staples

Legg Mason Target Retirement Series 2012 Semi-Annual Report	7

Legg Mason Target Retirement 2045 Breakdown† (%) as of — July 31, 2012

As a Percent of Total Long-Term Investments

% of Total Long-Term Investments	Top 5 Sectors
14.5 iShares Trust — iShares Russell 1000 Value Index Fund	Financial Services Energy Health Care Utilities Producer Durables
10.1 iShares Trust — iShares MSCI EAFE Index Fund	Financials Industrials Consumer Staples Consumer Discretionary Health Care
7.8 Legg Mason Partners Equity Trust — Legg Mason ClearBridge Appreciation Fund, Class IS Shares	Information Technology Financials Health Care Consumer Discretionary Consumer Staples
7.7 Legg Mason Partners Equity Trust — Legg Mason Batterymarch U.S. Large Cap Equity Fund, Class IS Shares	Information Technology Consumer Discretionary Financials Energy Health Care
7.4 Legg Mason Partners Equity Trust — Legg Mason Global Currents International All Cap Opportunity Fund, Class IS Shares	Industrials Consumer Discretionary Financials Information Technology Materials
7.4 Legg Mason Global Asset Management Trust — Legg Mason Batterymarch International Equity Trust, Class IS Shares	Financials Consumer Staples Health Care Consumer Discretionary Industrials
6.2 iShares Trust — iShares Russell 1000 Growth Index Fund	Technology Consumer Discretionary Producer Durables Health Care Consumer Staples
5.2 Legg Mason Global Asset Management Trust — Legg Mason Capital Management Value Trust, Class I Shares	Information Technology Financials Consumer Discretionary Health Care Industrials
5.1 Legg Mason Global Asset Management Trust — Legg Mason Capital Management Global Growth Trust, Class I Shares	Information Technology Consumer Discretionary Health Care Consumer Staples Financials

†	Subject to change at any time.

% of Total Long-Term Investments	Top 5 Sectors
5.1 Legg Mason Partners Equity Trust — Legg Mason ClearBridge Aggressive Growth Fund, Class IS Shares	Information Technology Consumer Discretionary Energy Health Care Industrials
5.0 Vanguard Specialized Funds — Vanguard REIT Index Fund, ETF Shares	Specialized REITs Retail REITs Residential REITs Office REITs Diversified REITs
4.7 The Royce Fund — Royce Value Fund, Institutional Class Shares	Consumer Discretionary Materials Information Technology Financials Energy
3.4 Legg Mason Partners Income Trust — Western Asset Emerging Markets Debt Fund, Class I Shares	Sovereign Bonds Energy Materials Telecommunication Services Utilities
3.0 iShares Trust — iShares Russell 2000 Index Fund	Financial Services Consumer Discretionary Technology Producer Durables Health Care
3.0 Western Asset Funds, Inc. — Western Asset Core Bond Fund, Class IS Shares	Corporate Bonds & Notes Mortgage-Backed Securities U.S. Government & Agency Obligations Collateralized Mortgage Obligations Asset-Backed Securities
2.7 Legg Mason Global Asset Management Trust — Legg Mason Batterymarch Emerging Markets Trust, Class IS Shares	Financials Materials Information Technology Energy Consumer Discretionary
1.7 Vanguard International Equity Index Funds — Vanguard Emerging Markets Stock Index Fund, ETF Shares	Financials Information Technology Energy Materials Consumer Staples

8	Legg Mason Target Retirement Series 2012 Semi-Annual Report

Funds at a glance (unaudited) (cont’d)

Legg Mason Target Retirement 2050 Breakdown† (%) as of — July 31, 2012

As a Percent of Total Long-Term Investments

% of Total Long-Term Investments	Top 5 Sectors
14.5 iShares Trust — iShares Russell 1000 Value Index Fund	Financial Services Energy Health Care Utilities Producer Durables
9.9 iShares Trust — iShares MSCI EAFE Index Fund	Financials Industrials Consumer Staples Consumer Discretionary Health Care
7.8 Legg Mason Partners Equity Trust — Legg Mason Batterymarch U.S. Large Cap Equity Fund, Class IS Shares	Information Technology Consumer Discretionary Financials Energy Health Care
7.8 Legg Mason Partners Equity Trust — Legg Mason ClearBridge Appreciation Fund, Class IS Shares	Information Technology Financials Health Care Consumer Discretionary Consumer Staples
7.5 Legg Mason Global Asset Management Trust — Legg Mason Batterymarch International Equity Trust, Class IS Shares	Financials Consumer Staples Health Care Consumer Discretionary Industrials
7.4 Legg Mason Partners Equity Trust — Legg Mason Global Currents International All Cap Opportunity Fund, Class IS Shares	Industrials Consumer Discretionary Financials Information Technology Materials
6.2 iShares Trust — iShares Russell 1000 Growth Index Fund	Technology Consumer Discretionary Producer Durables Health Care Consumer Staples
5.2 Legg Mason Global Asset Management Trust — Legg Mason Capital Management Global Growth Trust, Class I Shares	Information Technology Consumer Discretionary Health Care Consumer Staples Financials
5.2 Legg Mason Global Asset Management Trust — Legg Mason Capital Management Value Trust, Class I Shares	Information Technology Financials Consumer Discretionary Health Care Industrials

†	Subject to change at any time.

% of Total Long-Term Investments	Top 5 Sectors
5.2 Legg Mason Partners Equity Trust — Legg Mason ClearBridge Aggressive Growth Fund, Class IS Shares	Information Technology Consumer Discretionary Energy Health Care Industrials
5.0 Vanguard Specialized Funds — Vanguard REIT Index Fund, ETF Shares	Specialized REITs Retail REITs Residential REITs Office REITs Diversified REITs
4.6 The Royce Fund — Royce Value Fund, Institutional Class Shares	Consumer Discretionary Materials Information Technology Financials Energy
3.3 Legg Mason Partners Income Trust — Western Asset Emerging Markets Debt Fund, Class I Shares	Sovereign Bonds Energy Materials Telecommunication Services Utilities
3.1 iShares Trust — iShares Russell 2000 Index Fund	Financial Services Consumer Discretionary Technology Producer Durables Health Care
2.9 Western Asset Funds, Inc. — Western Asset Core Bond Fund, Class IS Shares	Corporate Bonds & Notes Mortgage-Backed Securities U.S. Government & Agency Obligations Collateralized Mortgage Obligations Asset-Backed Securities
2.6 Legg Mason Global Asset Management Trust — Legg Mason Batterymarch Emerging Markets Trust, Class IS Shares	Financials Materials Information Technology Energy Consumer Discretionary
1.8 Vanguard International Equity Index Funds — Vanguard Emerging Markets Stock Index Fund, ETF Shares	Financials Information Technology Energy Materials Consumer Staples

Legg Mason Target Retirement Series 2012 Semi-Annual Report	9

Legg Mason Target Retirement Fund Breakdown† (%) as of — July 31, 2012

As a Percent of Total Long-Term Investments

% of Total Long-Term Investments	Top 5 Sectors
39.5 Western Asset Funds, Inc. — Western Asset Core Bond Fund, Class IS Shares	Corporate Bonds & Notes Mortgage-Backed Securities U.S. Government & Agency Obligations Collateralized Mortgage Obligations Asset-Backed Securities
14.1 Legg Mason Global Asset Management Trust — Legg Mason BW Global Opportunities Bond Fund, Class IS Shares	Sovereign Bonds Corporate Bonds & Notes U.S. Government & Agency Obligations Municipal Bonds Collateralized Mortgage Obligations
7.0 Western Asset Funds, Inc. — Western Asset High Yield Fund, Class IS Shares	Consumer Discretionary Energy Industrials Financials Materials
5.3 iShares Trust — iShares MSCI EAFE Index Fund	Financials Industrials Consumer Staples Consumer Discretionary Health Care
5.0 Legg Mason Global Asset Management Trust — Legg Mason Strategic Real Return Fund, Class IS Shares	U.S. Treasury Inflation Protected Securities Exchange-Traded Funds Financials Health Care Consumer Staples
4.9 Vanguard Specialized Funds — Vanguard REIT Index Fund, ETF Shares	Specialized REITs Retail REITs Residential REITs Office REITs Diversified REITs
3.9 Legg Mason Partners Equity Trust — Legg Mason Global Currents International All Cap Opportunity Fund, Class IS Shares	Industrials Consumer Discretionary Financials Information Technology Materials
3.9 Legg Mason Global Asset Management Trust — Legg Mason Batterymarch International Equity Trust, Class IS Shares	Financials Consumer Staples Health Care Consumer Discretionary Industrials
2.9 The Royce Fund — Royce Value Fund, Institutional Class Shares	Consumer Discretionary Materials Information Technology Financials Energy

†	Subject to change at any time.

% of Total Long-Term Investments	Top 5 Sectors
2.3 iShares Trust — iShares Russell 1000 Value Index Fund	Financial Services Energy Health Care Utilities Producer Durables
1.9 Legg Mason Global Asset Management Trust — Legg Mason Batterymarch Emerging Markets Trust, Class IS Shares	Financials Materials Information Technology Energy Consumer Discretionary
1.9 iShares Trust — iShares Russell 2000 Index Fund	Financial Services Consumer Discretionary Technology Producer Durables Health Care
1.3 Legg Mason Partners Equity Trust — Legg Mason ClearBridge Appreciation Fund, Class IS Shares	Information Technology Financials Health Care Consumer Discretionary Consumer Staples
1.3 Legg Mason Partners Equity Trust — Legg Mason Batterymarch U.S. Large Cap Equity Fund, Class IS Shares	Information Technology Consumer Discretionary Financials Energy Health Care
1.3 Vanguard International Equity Index Funds — Vanguard Emerging Markets Stock Index Fund, ETF Shares	Financials Information Technology Energy Materials Consumer Staples
1.0 iShares Trust — iShares Russell 1000 Growth Index Fund	Technology Consumer Discretionary Producer Durables Health Care Consumer Staples
0.9 Legg Mason Global Asset Management Trust — Legg Mason Capital Management Global Growth Trust, Class I Shares	Information Technology Consumer Discretionary Health Care Consumer Staples Financials
0.8 Legg Mason Partners Equity Trust — Legg Mason ClearBridge Aggressive Growth Fund, Class IS Shares	Information Technology Consumer Discretionary Energy Health Care Industrials
0.8 Legg Mason Global Asset Management Trust — Legg Mason Capital Management Value Trust, Class I Shares	Information Technology Financials Consumer Discretionary Health Care Industrials

10	Legg Mason Target Retirement Series 2012 Semi-Annual Report

Funds expenses (unaudited)

Example

As a shareholder of the Fund, you may incur two types of costs: (1) transaction costs, including front-end and back-end sales charges (loads) on purchase payments; and (2) ongoing costs, including management fees; service and/or distribution (12b-1) fees; and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

This example is based on an investment of $1,000 invested on February 1, 2012 and held for the six months ended July 31, 2012.

Actual expenses

The table below titled “Based on Actual Total Return” provides information about actual account values and actual expenses. You may use the information provided in this table, together with the amount you invested, to estimate the expenses that you paid over the period. To estimate the expenses you paid on your account, divide your ending account value by $1,000 (for example, an $8,600 ending account value divided by $1,000 = 8.6), then multiply the result by the number under the heading entitled “Expenses Paid During the Period”.

Hypothetical example for comparison purposes

The table below titled “Based on Hypothetical Total Return” provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio and an assumed rate of return of 5.00% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use the information provided in this table to compare the ongoing costs of investing in the Fund and other funds. To do so, compare the 5.00% hypothetical example relating to the Fund with the 5.00% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table below are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as front-end or back-end sales charges (loads). Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.

Based on actual total return[1]						Based on hypothetical total return[1]
Legg Mason Target Retirement 2015	Actual Total Return Without Sales Charge[2]	Beginning Account Value	Ending Account Value	Annualized Expense Ratio[3]	Expenses Paid During the Period[4]	Legg Mason Target Retirement 2015	Hypothetical Annualized Total Return	Beginning Account Value	Ending Account Value	Annualized Expense Ratio[3]	Expenses Paid During the Period[4]
Class A	-0.36%	$1,000.00	$996.40	0.62%	$3.08	Class A	5.00%	$1,000.00	$1,021.78	0.62%	$3.12
Class C	-0.71	1,000.00	992.90	1.36	6.74	Class C	5.00	1,000.00	1,018.10	1.36	6.82
Class FI	-0.36	1,000.00	996.40	0.61	3.03	Class FI	5.00	1,000.00	1,021.83	0.61	3.07
Class R	-0.44	1,000.00	995.60	0.86	4.27	Class R	5.00	1,000.00	1,020.59	0.86	4.32
Class I	-0.27	1,000.00	997.30	0.33	1.64	Class I	5.00	1,000.00	1,023.22	0.33	1.66

[1]	For the six months ended July 31, 2012.

[2]

Assumes the reinvestment of all distributions, including returns of capital, if any, at net asset value and does not reflect the deduction of the applicable sales charge with respect to Class A shares or the applicable contingent deferred sales charge (“CDSC”) with respect to Class C shares. Total return is not annualized, as it may not be representative of the total return for the year. Performance figures may reflect compensating balance arrangements, fee waivers and/or expense reimbursements. In the absence of compensating balance arrangements, fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results.

[3]	Does not include expenses of the Underlying Funds in which the Fund invests.

[4]

Expenses (net of compensating balance arrangements, fee waivers and/or expense reimbursements) are equal to each class’ respective annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year (182), then divided by 366.

Legg Mason Target Retirement Series 2012 Semi-Annual Report	11

Example

As a shareholder of the Fund, you may incur two types of costs: (1) transaction costs, including front-end and back-end sales charges (loads) on purchase payments; and (2) ongoing costs, including management fees; service and/or distribution (12b-1) fees; and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

This example is based on an investment of $1,000 invested on February 1, 2012 and held for the six months ended July 31, 2012.

Actual expenses

The table below titled “Based on Actual Total Return” provides information about actual account values and actual expenses. You may use the information provided in this table, together with the amount you invested, to estimate the expenses that you paid over the period. To estimate the expenses you paid on your account, divide your ending account value by $1,000 (for example, an $8,600 ending account value divided by $1,000 = 8.6), then multiply the result by the number under the heading entitled “Expenses Paid During the Period”.

Hypothetical example for comparison purposes

The table below titled “Based on Hypothetical Total Return” provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio and an assumed rate of return of 5.00% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use the information provided in this table to compare the ongoing costs of investing in the Fund and other funds. To do so, compare the 5.00% hypothetical example relating to the Fund with the 5.00% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table below are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as front-end or back-end sales charges (loads). Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.

Based on actual total return[1]						Based on hypothetical total return[1]
Legg Mason Target Retirement 2020	Actual Total Return Without Sales Charge[2]	Beginning Account Value	Ending Account Value	Annualized Expense Ratio[3]	Expenses Paid During the Period[4]	Legg Mason Target Retirement 2020	Hypothetical Annualized Total Return	Beginning Account Value	Ending Account Value	Annualized Expense Ratio[3]	Expenses Paid During the Period[4]
Class A	1.96%	$1,000.00	$1,019.60	0.54%	$2.71	Class A	5.00%	$1,000.00	$1,022.18	0.54%	$2.72
Class C	1.53	1,000.00	1,015.30	1.30	6.51	Class C	5.00	1,000.00	1,018.40	1.30	6.52
Class FI	1.96	1,000.00	1,019.60	0.55	2.76	Class FI	5.00	1,000.00	1,022.13	0.55	2.77
Class R	1.88	1,000.00	1,018.80	0.79	3.97	Class R	5.00	1,000.00	1,020.93	0.79	3.97
Class I	2.11	1,000.00	1,021.10	0.25	1.26	Class I	5.00	1,000.00	1,023.62	0.25	1.26

[1]	For the six months ended July 31, 2012.

[2]

Assumes the reinvestment of all distributions, including returns of capital, if any, at net asset value and does not reflect the deduction of the applicable sales charge with respect to Class A shares or the applicable contingent deferred sales charge (“CDSC”) with respect to Class C shares. Total return is not annualized, as it may not be representative of the total return for the year. Performance figures may reflect compensating balance arrangements, fee waivers and/or expense reimbursements. In the absence of compensating balance arrangements, fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results.

[3]	Does not include expenses of the Underlying Funds in which the Fund invests.

[4]

Expenses (net of compensating balance arrangements, fee waivers and/or expense reimbursements) are equal to each class’ respective annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year (182), then divided by 366.

12	Legg Mason Target Retirement Series 2012 Semi-Annual Report

Funds expenses (unaudited) (cont’d)

Example

As a shareholder of the Fund, you may incur two types of costs: (1) transaction costs, including front-end and back-end sales charges (loads) on purchase payments; and (2) ongoing costs, including management fees; service and/or distribution (12b-1) fees; and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

This example is based on an investment of $1,000 invested on February 1, 2012 and held for the six months ended July 31, 2012.

Actual expenses

The table below titled “Based on Actual Total Return” provides information about actual account values and actual expenses. You may use the information provided in this table, together with the amount you invested, to estimate the expenses that you paid over the period. To estimate the expenses you paid on your account, divide your ending account value by $1,000 (for example, an $8,600 ending account value divided by $1,000 = 8.6), then multiply the result by the number under the heading entitled “Expenses Paid During the Period”.

Hypothetical example for comparison purposes

The table below titled “Based on Hypothetical Total Return” provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio and an assumed rate of return of 5.00% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use the information provided in this table to compare the ongoing costs of investing in the Fund and other funds. To do so, compare the 5.00% hypothetical example relating to the Fund with the 5.00% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table below are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as front-end or back-end sales charges (loads). Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.

Based on actual total return[1]						Based on hypothetical total return[1]
Legg Mason Target Retirement 2025	Actual Total Return Without Sales Charge[2]	Beginning Account Value	Ending Account Value	Annualized Expense Ratio[3]	Expenses Paid During the Period[4]	Legg Mason Target Retirement 2025	Hypothetical Annualized Total Return	Beginning Account Value	Ending Account Value	Annualized Expense Ratio[3]	Expenses Paid During the Period[4]
Class A	2.08%	$1,000.00	$1,020.80	0.53%	$2.66	Class A	5.00%	$1,000.00	$1,022.23	0.53%	$2.66
Class C	1.73	1,000.00	1,017.30	1.29	6.47	Class C	5.00	1,000.00	1,018.45	1.29	6.47
Class FI	2.17	1,000.00	1,021.70	0.55	2.76	Class FI	5.00	1,000.00	1,022.13	0.55	2.77
Class R	1.99	1,000.00	1,019.90	0.79	3.97	Class R	5.00	1,000.00	1,020.93	0.79	3.97
Class I	2.26	1,000.00	1,022.60	0.24	1.21	Class I	5.00	1,000.00	1,023.67	0.24	1.21

[1]	For the six months ended July 31, 2012.

[2]

Assumes the reinvestment of all distributions, including returns of capital, if any, at net asset value and does not reflect the deduction of the applicable sales charge with respect to Class A shares or the applicable contingent deferred sales charge (“CDSC”) with respect to Class C shares. Total return is not annualized, as it may not be representative of the total return for the year. Performance figures may reflect compensating balance arrangements, fee waivers and/or expense reimbursements. In the absence of compensating balance arrangements, fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results.

[3]	Does not include expenses of the Underlying Funds in which the Fund invests.

[4]

Expenses (net of compensating balance arrangements, fee waivers and/or expense reimbursements) are equal to each class’ respective annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year (182), then divided by 366.

Legg Mason Target Retirement Series 2012 Semi-Annual Report	13

Example

As a shareholder of the Fund, you may incur two types of costs: (1) transaction costs, including front-end and back-end sales charges (loads) on purchase payments; and (2) ongoing costs, including management fees; service and/or distribution (12b-1) fees; and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

This example is based on an investment of $1,000 invested on February 1, 2012 and held for the six months ended July 31, 2012.

Actual expenses

The table below titled “Based on Actual Total Return” provides information about actual account values and actual expenses. You may use the information provided in this table, together with the amount you invested, to estimate the expenses that you paid over the period. To estimate the expenses you paid on your account, divide your ending account value by $1,000 (for example, an $8,600 ending account value divided by $1,000 = 8.6), then multiply the result by the number under the heading entitled “Expenses Paid During the Period”.

Hypothetical example for comparison purposes

The table below titled “Based on Hypothetical Total Return” provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio and an assumed rate of return of 5.00% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use the information provided in this table to compare the ongoing costs of investing in the Fund and other funds. To do so, compare the 5.00% hypothetical example relating to the Fund with the 5.00% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table below are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as front-end or back-end sales charges (loads). Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.

Based on actual total return[1]						Based on hypothetical total return[1]
Legg Mason Target Retirement 2030	Actual Total Return Without Sales Charge[2]	Beginning Account Value	Ending Account Value	Annualized Expense Ratio[3]	Expenses Paid During the Period[4]	Legg Mason Target Retirement 2030	Hypothetical Annualized Total Return	Beginning Account Value	Ending Account Value	Annualized Expense Ratio[3]	Expenses Paid During the Period[4]
Class A	2.40%	$1,000.00	$1,024.00	0.55%	$2.77	Class A	5.00%	$1,000.00	$1,022.13	0.55%	$2.77
Class C	2.05	1,000.00	1,020.50	1.30	6.53	Class C	5.00	1,000.00	1,018.40	1.30	6.52
Class FI	2.31	1,000.00	1,023.10	0.55	2.77	Class FI	5.00	1,000.00	1,022.13	0.55	2.77
Class R	2.32	1,000.00	1,023.20	0.80	4.02	Class R	5.00	1,000.00	1,020.89	0.80	4.02
Class I	2.49	1,000.00	1,024.90	0.25	1.26	Class I	5.00	1,000.00	1,023.62	0.25	1.26

[1]	For the six months ended July 31, 2012.

[2]

Assumes the reinvestment of all distributions, including returns of capital, if any, at net asset value and does not reflect the deduction of the applicable sales charge with respect to Class A shares or the applicable contingent deferred sales charge (“CDSC”) with respect to Class C shares. Total return is not annualized, as it may not be representative of the total return for the year. Performance figures may reflect compensating balance arrangements, fee waivers and/or expense reimbursements. In the absence of compensating balance arrangements, fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results.

[3]	Does not include expenses of the Underlying Funds in which the Fund invests.

[4]

Expenses (net of compensating balance arrangements, fee waivers and/or expense reimbursements) are equal to each class’ respective annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year (182), then divided by 366.

14	Legg Mason Target Retirement Series 2012 Semi-Annual Report

Funds expenses (unaudited) (cont’d)

Example

As a shareholder of the Fund, you may incur two types of costs: (1) transaction costs, including front-end and back-end sales charges (loads) on purchase payments; and (2) ongoing costs, including management fees; service and/or distribution (12b-1) fees; and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

This example is based on an investment of $1,000 invested on February 1, 2012 and held for the six months ended July 31, 2012.

Actual expenses

The table below titled “Based on Actual Total Return” provides information about actual account values and actual expenses. You may use the information provided in this table, together with the amount you invested, to estimate the expenses that you paid over the period. To estimate the expenses you paid on your account, divide your ending account value by $1,000 (for example, an $8,600 ending account value divided by $1,000 = 8.6), then multiply the result by the number under the heading entitled “Expenses Paid During the Period”.

Hypothetical example for comparison purposes

The table below titled “Based on Hypothetical Total Return” provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio and an assumed rate of return of 5.00% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use the information provided in this table to compare the ongoing costs of investing in the Fund and other funds. To do so, compare the 5.00% hypothetical example relating to the Fund with the 5.00% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table below are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as front-end or back-end sales charges (loads). Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.

Based on actual total return[1]						Based on hypothetical total return[1]
Legg Mason Target Retirement 2035	Actual Total Return Without Sales Charge[2]	Beginning Account Value	Ending Account Value	Annualized Expense Ratio[3]	Expenses Paid During the Period[4]	Legg Mason Target Retirement 2035	Hypothetical Annualized Total Return	Beginning Account Value	Ending Account Value	Annualized Expense Ratio[3]	Expenses Paid During the Period[4]
Class A	2.54%	$1,000.00	$1,025.40	0.55%	$2.77	Class A	5.00%	$1,000.00	$1,022.13	0.55%	$2.77
Class C	2.18	1,000.00	1,021.80	1.30	6.53	Class C	5.00	1,000.00	1,018.40	1.30	6.52
Class FI	2.45	1,000.00	1,024.50	0.56	2.82	Class FI	5.00	1,000.00	1,022.08	0.56	2.82
Class R	2.45	1,000.00	1,024.50	0.80	4.03	Class R	5.00	1,000.00	1,020.89	0.80	4.02
Class I	2.73	1,000.00	1,027.30	0.25	1.26	Class I	5.00	1,000.00	1,023.62	0.25	1.26

[1]	For the six months ended July 31, 2012.

[2]

Assumes the reinvestment of all distributions, including returns of capital, if any, at net asset value and does not reflect the deduction of the applicable sales charge with respect to Class A shares or the applicable contingent deferred sales charge (“CDSC”) with respect to Class C shares. Total return is not annualized, as it may not be representative of the total return for the year. Performance figures may reflect compensating balance arrangements, fee waivers and/or expense reimbursements. In the absence of compensating balance arrangements, fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results.

[3]	Does not include expenses of the Underlying Funds in which the Fund invests.

[4]

Expenses (net of compensating balance arrangements, fee waivers and/or expense reimbursements) are equal to each class’ respective annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year (182), then divided by 366.

Legg Mason Target Retirement Series 2012 Semi-Annual Report	15

Example

As a shareholder of the Fund, you may incur two types of costs: (1) transaction costs, including front-end and back-end sales charges (loads) on purchase payments; and (2) ongoing costs, including management fees; service and/or distribution (12b-1) fees; and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

This example is based on an investment of $1,000 invested on February 1, 2012 and held for the six months ended July 31, 2012.

Actual expenses

The table below titled “Based on Actual Total Return” provides information about actual account values and actual expenses. You may use the information provided in this table, together with the amount you invested, to estimate the expenses that you paid over the period. To estimate the expenses you paid on your account, divide your ending account value by $1,000 (for example, an $8,600 ending account value divided by $1,000 = 8.6), then multiply the result by the number under the heading entitled “Expenses Paid During the Period”.

Hypothetical example for comparison purposes

The table below titled “Based on Hypothetical Total Return” provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio and an assumed rate of return of 5.00% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use the information provided in this table to compare the ongoing costs of investing in the Fund and other funds. To do so, compare the 5.00% hypothetical example relating to the Fund with the 5.00% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table below are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as front-end or back-end sales charges (loads). Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.

Based on actual total return[1]						Based on hypothetical total return[1]
Legg Mason Target Retirement 2040	Actual Total Return Without Sales Charge[2]	Beginning Account Value	Ending Account Value	Annualized Expense Ratio[3]	Expenses Paid During the Period[4]	Legg Mason Target Retirement 2040	Hypothetical Annualized Total Return	Beginning Account Value	Ending Account Value	Annualized Expense Ratio[3]	Expenses Paid During the Period[4]
Class A	2.14%	$1,000.00	$1,021.40	0.55%	$2.76	Class A	5.00%	$1,000.00	$1,022.13	0.55%	$2.77
Class C	1.70	1,000.00	1,017.00	1.30	6.52	Class C	5.00	1,000.00	1,018.40	1.30	6.52
Class FI	2.14	1,000.00	1,021.40	0.56	2.81	Class FI	5.00	1,000.00	1,022.08	0.56	2.82
Class R	1.97	1,000.00	1,019.70	0.80	4.02	Class R	5.00	1,000.00	1,020.89	0.80	4.02
Class I	2.32	1,000.00	1,023.20	0.25	1.26	Class I	5.00	1,000.00	1,023.62	0.25	1.26

[1]	For the six months ended July 31, 2012.

[2]

Assumes the reinvestment of all distributions, including returns of capital, if any, at net asset value and does not reflect the deduction of the applicable sales charge with respect to Class A shares or the applicable contingent deferred sales charge (“CDSC”) with respect to Class C shares. Total return is not annualized, as it may not be representative of the total return for the year. Performance figures may reflect compensating balance arrangements, fee waivers and/or expense reimbursements. In the absence of compensating balance arrangements, fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results.

[3]	Does not include expenses of the Underlying Funds in which the Fund invests.

[4]

Expenses (net of compensating balance arrangements, fee waivers and/or expense reimbursements) are equal to each class’ respective annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year (182), then divided by 366.

16	Legg Mason Target Retirement Series 2012 Semi-Annual Report

Funds expenses (unaudited) (cont’d)

Example

As a shareholder of the Fund, you may incur two types of costs: (1) transaction costs, including front-end and back-end sales charges (loads) on purchase payments; and (2) ongoing costs, including management fees; service and/or distribution (12b-1) fees; and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

This example is based on an investment of $1,000 invested on February 1, 2012 and held for the six months ended July 31, 2012.

Actual expenses

The table below titled “Based on Actual Total Return” provides information about actual account values and actual expenses. You may use the information provided in this table, together with the amount you invested, to estimate the expenses that you paid over the period. To estimate the expenses you paid on your account, divide your ending account value by $1,000 (for example, an $8,600 ending account value divided by $1,000 = 8.6), then multiply the result by the number under the heading entitled “Expenses Paid During the Period”.

Hypothetical example for comparison purposes

The table below titled “Based on Hypothetical Total Return” provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio and an assumed rate of return of 5.00% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use the information provided in this table to compare the ongoing costs of investing in the Fund and other funds. To do so, compare the 5.00% hypothetical example relating to the Fund with the 5.00% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table below are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as front-end or back-end sales charges (loads). Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.

Based on actual total return[1]						Based on hypothetical total return[1]
Legg Mason Target Retirement 2045	Actual Total Return Without Sales Charge[2]	Beginning Account Value	Ending Account Value	Annualized Expense Ratio[3]	Expenses Paid During the Period[4]	Legg Mason Target Retirement 2045	Hypothetical Annualized Total Return	Beginning Account Value	Ending Account Value	Annualized Expense Ratio[3]	Expenses Paid During the Period[4]
Class A	2.16%	$1,000.00	$1,021.60	0.55%	$2.76	Class A	5.00%	$1,000.00	$1,022.13	0.55%	$2.77
Class C	1.80	1,000.00	1,018.00	1.30	6.52	Class C	5.00	1,000.00	1,018.40	1.30	6.52
Class FI	2.16	1,000.00	1,021.60	0.56	2.81	Class FI	5.00	1,000.00	1,022.08	0.56	2.82
Class R	1.98	1,000.00	1,019.80	0.80	4.02	Class R	5.00	1,000.00	1,020.89	0.80	4.02
Class I	2.34	1,000.00	1,023.40	0.25	1.26	Class I	5.00	1,000.00	1,023.62	0.25	1.26

[1]	For the six months ended July 31, 2012.

[2]

Assumes the reinvestment of all distributions, including returns of capital, if any, at net asset value and does not reflect the deduction of the applicable sales charge with respect to Class A shares or the applicable contingent deferred sales charge (“CDSC”) with respect to Class C shares. Total return is not annualized, as it may not be representative of the total return for the year. Performance figures may reflect compensating balance arrangements, fee waivers and/or expense reimbursements. In the absence of compensating balance arrangements, fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results.

[3]	Does not include expenses of the Underlying Funds in which the Fund invests.

[4]

Expenses (net of compensating balance arrangements, fee waivers and/or expense reimbursements) are equal to each class’ respective annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year (182), then divided by 366.

Legg Mason Target Retirement Series 2012 Semi-Annual Report	17

Example

As a shareholder of the Fund, you may incur two types of costs: (1) transaction costs, including front-end and back-end sales charges (loads) on purchase payments; and (2) ongoing costs, including management fees; service and/or distribution (12b-1) fees; and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

This example is based on an investment of $1,000 invested on February 1, 2012 and held for the six months ended July 31, 2012.

Actual expenses

The table below titled “Based on Actual Total Return” provides information about actual account values and actual expenses. You may use the information provided in this table, together with the amount you invested, to estimate the expenses that you paid over the period. To estimate the expenses you paid on your account, divide your ending account value by $1,000 (for example, an $8,600 ending account value divided by $1,000 = 8.6), then multiply the result by the number under the heading entitled “Expenses Paid During the Period”.

Hypothetical example for comparison purposes

The table below titled “Based on Hypothetical Total Return” provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio and an assumed rate of return of 5.00% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use the information provided in this table to compare the ongoing costs of investing in the Fund and other funds. To do so, compare the 5.00% hypothetical example relating to the Fund with the 5.00% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table below are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as front-end or back-end sales charges (loads). Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.

Based on actual total return[1]						Based on hypothetical total return[1]
Legg Mason Target Retirement 2050	Actual Total Return Without Sales Charge[2]	Beginning Account Value	Ending Account Value	Annualized Expense Ratio[3]	Expenses Paid During the Period[4]	Legg Mason Target Retirement 2050	Hypothetical Annualized Total Return	Beginning Account Value	Ending Account Value	Annualized Expense Ratio[3]	Expenses Paid During the Period[4]
Class A	2.15%	$1,000.00	$1,021.50	0.55%	$2.76	Class A	5.00%	$1,000.00	$1,022.13	0.55%	$2.77
Class C	1.79	1,000.00	1,017.90	1.30	6.52	Class C	5.00	1,000.00	1,018.40	1.30	6.52
Class FI	2.24	1,000.00	1,022.40	0.56	2.82	Class FI	5.00	1,000.00	1,022.08	0.56	2.82
Class R	2.06	1,000.00	1,020.60	0.80	4.02	Class R	5.00	1,000.00	1,020.89	0.80	4.02
Class I	2.33	1,000.00	1,023.30	0.25	1.26	Class I	5.00	1,000.00	1,023.62	0.25	1.26

[1]	For the six months ended July 31, 2012.

[2]

Assumes the reinvestment of all distributions, including returns of capital, if any, at net asset value and does not reflect the deduction of the applicable sales charge with respect to Class A shares or the applicable contingent deferred sales charge (“CDSC”) with respect to Class C shares. Total return is not annualized, as it may not be representative of the total return for the year. Performance figures may reflect compensating balance arrangements, fee waivers and/or expense reimbursements. In the absence of compensating balance arrangements, fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results.

[3]	Does not include expenses of the Underlying Funds in which the Fund invests.

[4]

Expenses (net of compensating balance arrangements, fee waivers and/or expense reimbursements) are equal to each class’ respective annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year (182), then divided by 366.

18	Legg Mason Target Retirement Series 2012 Semi-Annual Report

Funds expenses (unaudited) (cont’d)

Example

As a shareholder of the Fund, you may incur two types of costs: (1) transaction costs, including front-end and back-end sales charges (loads) on purchase payments; and (2) ongoing costs, including management fees; service and/or distribution (12b-1) fees; and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

This example is based on an investment of $1,000 invested on February 1, 2012 and held for the six months ended July 31, 2012.

Actual expenses

The table below titled “Based on Actual Total Return” provides information about actual account values and actual expenses. You may use the information provided in this table, together with the amount you invested, to estimate the expenses that you paid over the period. To estimate the expenses you paid on your account, divide your ending account value by $1,000 (for example, an $8,600 ending account value divided by $1,000 = 8.6), then multiply the result by the number under the heading entitled “Expenses Paid During the Period”

Hypothetical example for comparison purposes

The table below titled “Based on Hypothetical Total Return” provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio and an assumed rate of return of 5.00% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use the information provided in this table to compare the ongoing costs of investing in the Fund and other funds. To do so, compare the 5.00% hypothetical example relating to the Fund with the 5.00% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table below are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as front-end or back-end sales charges (loads). Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.

Based on actual total return[1]						Based on hypothetical total return[1]
Legg Mason Target Retirement Fund	Actual Total Return Without Sales Charge[2]	Beginning Account Value	Ending Account Value	Annualized Expense Ratio[3]	Expenses Paid During the Period[4]	Legg Mason Target Retirement Fund	Hypothetical Annualized Total Return	Beginning Account Value	Ending Account Value	Annualized Expense Ratio[3]	Expenses Paid During the Period[4]
Class A	2.74%	$1,000.00	$1,027.40	0.59%	$2.97	Class A	5.00%	$1,000.00	$1,021.93	0.59%	$2.97
Class C	2.43	1,000.00	1,024.30	1.34	6.74	Class C	5.00	1,000.00	1,018.20	1.34	6.72
Class FI	2.74	1,000.00	1,027.40	0.59	2.97	Class FI	5.00	1,000.00	1,021.93	0.59	2.97
Class R	2.67	1,000.00	1,026.70	0.84	4.23	Class R	5.00	1,000.00	1,020.69	0.84	4.22
Class I	2.89	1,000.00	1,028.90	0.29	1.46	Class I	5.00	1,000.00	1,023.42	0.29	1.46

[1]	For the six months ended July 31, 2012.

[2]

Assumes the reinvestment of all distributions, including returns of capital, if any, at net asset value and does not reflect the deduction of the applicable sales charge with respect to Class A shares or the applicable contingent deferred sales charge (“CDSC”) with respect to Class C shares. Total return is not annualized, as it may not be representative of the total return for the year. Performance figures may reflect compensating balance arrangements, fee waivers and/or expense reimbursements. In the absence of compensating balance arrangements, fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results.

[3]	Does not include expenses of the Underlying Funds in which the Fund invests.

[4]

Expenses (net of compensating balance arrangements, fee waivers and/or expense reimbursements) are equal to each class’ respective annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year (182), then divided by 366).

Legg Mason Target Retirement Series 2012 Semi-Annual Report	19

Schedules of investments (unaudited)

July 31, 2012

Legg Mason Target Retirement 2015

Description		Shares	Value
Investments in Underlying Funds — 84.3%
iShares Trust:
iShares MSCI EAFE Index Fund		4,391	$219,550
iShares Russell 1000 Growth Index Fund		989	63,237
iShares Russell 1000 Value Index Fund		2,149	147,873
iShares Russell 2000 Index Fund		508	39,802
Legg Mason Global Asset Management Trust:
Legg Mason Batterymarch Emerging Markets Trust, Class IS Shares		5,527	107,343	(a)
Legg Mason Batterymarch International Equity Trust, Class IS Shares		23,014	265,812	(a)
Legg Mason BW Global Opportunities Bond Fund, Class IS Shares		42,709	487,309	(a)
Legg Mason Capital Management Global Growth Trust, Class I Shares		3,545	83,063	*(a)
Legg Mason Capital Management Value Trust, Class I Shares		1,787	83,645	(a)
Legg Mason Strategic Real Return Fund, Class IS Shares		12,948	179,205	(a)
Legg Mason Partners Equity Trust:
Legg Mason Batterymarch U.S. Large Cap Equity Fund, Class IS Shares		10,772	124,198	(a)
Legg Mason ClearBridge Aggressive Growth Fund, Class IS Shares		624	82,810	*(a)
Legg Mason ClearBridge Appreciation Fund, Class IS Shares		8,203	126,325	(a)
Legg Mason Global Currents International All Cap Opportunity Fund, Class IS Shares		32,635	260,101	(a)
The Royce Fund — Royce Value Fund, Institutional Class Shares		11,337	122,780	(a)
Vanguard International Equity Index Funds — Vanguard Emerging Markets Stock Index Fund, ETF Shares		1,112	44,502
Vanguard Specialized Funds — Vanguard REIT Index Fund, ETF Shares		2,674	178,463
Western Asset Funds, Inc.:
Western Asset Core Bond Fund, Class IS Shares		68,383	843,845	(a)
Western Asset High Yield Fund, Class IS Shares		8,086	70,509	(a)
Total Investments in Underlying Funds (Cost — $3,119,331)			3,530,372

Security	Expiration Date	Contracts
Purchased Options — 0.6%
E-mini S&P 500 Index Futures, Put @ $1,150.00	6/21/13	1	2,413
S&P 500 Index, Put @ $1,200.00	6/22/13	1	5,750
S&P 500 Index, Put @ $1,075.00	12/21/13	1	5,805
S&P 500 Index Futures, Put @ $1,100.00	6/21/13	1	9,775
Total Purchased Options (Cost — $32,263)			23,743
Total Investments before Short-Term Investments (Cost — $3,151,594)			3,554,115

See Notes to Financial Statements.

20	Legg Mason Target Retirement Series 2012 Semi-Annual Report

Schedules of investments (unaudited) (cont’d)

July 31, 2012

Legg Mason Target Retirement 2015

Security	Rate	Maturity Date	Face Amount	Value
Short-Term Investments — 20.1%
Repurchase Agreements — 20.1%
Interest in $700,000,000 joint tri-party repurchase agreement dated 7/31/12 with RBS Securities Inc.; Proceeds at maturity — $839,004; (Fully collateralized by various U.S. government obligations, 2.000% to 2.625% due 8/15/20 to 11/15/21; Market value — $855,783 (Cost — $839,000)	0.170%	8/1/12	$839,000	$839,000
Total Investments — 105.0% (Cost — $3,990,594#)				4,393,115
Liabilities in Excess of Other Assets — (5.0)%				(208,428)
Total Net Assets — 100.0%				$4,184,687

*	Non-income producing security.

(a)	Underlying Fund is affiliated with Legg Mason, Inc.

#	Aggregate cost for federal income tax purposes is substantially the same.

See Notes to Financial Statements.

Legg Mason Target Retirement Series 2012 Semi-Annual Report	21

Legg Mason Target Retirement 2020

Description	Shares	Value
Investments in Underlying Funds — 99.3%
iShares Trust:
iShares MSCI EAFE Index Fund	8,732	$436,600
iShares Russell 1000 Growth Index Fund	2,094	133,890
iShares Russell 1000 Value Index Fund	4,527	311,503
iShares Russell 2000 Index Fund	1,146	89,789
Legg Mason Global Asset Management Trust:
Legg Mason Batterymarch Emerging Markets Trust, Class IS Shares	6,699	130,100	(a)
Legg Mason Batterymarch International Equity Trust, Class IS Shares	28,572	330,011	(a)
Legg Mason BW Global Opportunities Bond Fund, Class IS Shares	54,599	622,977	(a)
Legg Mason Capital Management Global Growth Trust, Class I Shares	4,735	110,951	*(a)
Legg Mason Capital Management Value Trust, Class I Shares	2,388	111,755	(a)
Legg Mason Strategic Real Return Fund, Class IS Shares	16,856	233,292	(a)
Legg Mason Partners Equity Trust:
Legg Mason Batterymarch U.S. Large Cap Equity Fund, Class IS Shares	14,560	167,882	(a)
Legg Mason ClearBridge Aggressive Growth Fund, Class IS Shares	844	111,949	*(a)
Legg Mason ClearBridge Appreciation Fund, Class IS Shares	10,914	168,070	(a)
Legg Mason Global Currents International All Cap Opportunity Fund, Class IS Shares	41,380	329,799	(a)
The Royce Fund — Royce Value Fund, Institutional Class Shares	12,845	139,110	(a)
Vanguard International Equity Index Funds — Vanguard Emerging Markets Stock Index Fund, ETF Shares	2,135	85,443
Vanguard Specialized Funds — Vanguard REIT Index Fund, ETF Shares	3,444	229,853
Western Asset Funds, Inc.:
Western Asset Core Bond Fund, Class IS Shares	70,884	874,705	(a)
Western Asset High Yield Fund, Class IS Shares	4,254	37,091	(a)
Total Investments in Underlying Funds — 99.3% (Cost — $3,911,554#)		4,654,770
Other Assets in Excess of Liabilities — 0.7%		33,596
Total Net Assets — 100.0%		$4,688,366

*	Non-income producing security.

(a)	Underlying Fund is affiliated with Legg Mason, Inc.

#	Aggregate cost for federal income tax purposes is substantially the same.

See Notes to Financial Statements.

22	Legg Mason Target Retirement Series 2012 Semi-Annual Report

Schedules of investments (unaudited) (cont’d)

July 31, 2012

Legg Mason Target Retirement 2025

Description	Shares	Value
Investments in Underlying Funds — 99.4%
iShares Trust:
iShares MSCI EAFE Index Fund	12,401	$620,050
iShares Russell 1000 Growth Index Fund	3,391	216,820
iShares Russell 1000 Value Index Fund	7,332	504,515
iShares Russell 2000 Index Fund	1,536	120,346
Legg Mason Global Asset Management Trust:
Legg Mason Batterymarch Emerging Markets Trust, Class IS Shares	7,538	146,381	(a)
Legg Mason Batterymarch International Equity Trust, Class IS Shares	40,224	464,593	(a)
Legg Mason BW Global Opportunities Bond Fund, Class IS Shares	72,143	823,150	(a)
Legg Mason Capital Management Global Growth Trust, Class I Shares	7,666	179,608	*(a)
Legg Mason Capital Management Value Trust, Class I Shares	3,865	180,895	(a)
Legg Mason Strategic Real Return Fund, Class IS Shares	22,529	311,802	(a)
Legg Mason Partners Equity Trust:
Legg Mason Batterymarch U.S. Large Cap Equity Fund, Class IS Shares	23,485	270,780	(a)
Legg Mason ClearBridge Aggressive Growth Fund, Class IS Shares	1,355	179,797	*(a)
Legg Mason ClearBridge Appreciation Fund, Class IS Shares	17,656	271,908	(a)
Legg Mason Global Currents International All Cap Opportunity Fund, Class IS Shares	58,611	467,130	(a)
Legg Mason Partners Income Trust — Western Asset Emerging Markets Debt Fund, Class I Shares	14,686	84,006	(a)
The Royce Fund — Royce Value Fund, Institutional Class Shares	17,137	185,595	(a)
Vanguard International Equity Index Funds — Vanguard Emerging Markets Stock Index Fund, ETF Shares	2,419	96,808
Vanguard Specialized Funds — Vanguard REIT Index Fund, ETF Shares	4,610	307,671
Western Asset Funds, Inc.:
Western Asset Core Bond Fund, Class IS Shares	64,522	796,198	(a)
Western Asset High Yield Fund, Class IS Shares	3,614	31,513	(a)
Total Investments in Underlying Funds — 99.4% (Cost — $5,424,913#)		6,259,566
Other Assets in Excess of Liabilities — 0.6%		39,266
Total Net Assets — 100.0%		$6,298,832

*	Non-income producing security.

(a)	Underlying Fund is affiliated with Legg Mason, Inc.

#	Aggregate cost for federal income tax purposes is substantially the same.

See Notes to Financial Statements.

Legg Mason Target Retirement Series 2012 Semi-Annual Report	23

Legg Mason Target Retirement 2030

Description			Shares	Value
Investments in Underlying Funds — 99.2%
iShares Trust:
iShares MSCI EAFE Index Fund			9,771	$488,550
iShares Russell 1000 Growth Index Fund			3,056	195,401
iShares Russell 1000 Value Index Fund			6,607	454,628
iShares Russell 2000 Index Fund			1,149	90,024
Legg Mason Global Asset Management Trust:
Legg Mason Batterymarch Emerging Markets Trust, Class IS Shares			3,845	74,668	(a)
Legg Mason Batterymarch International Equity Trust, Class IS Shares			31,349	362,081	(a)
Legg Mason BW Global Opportunities Bond Fund, Class IS Shares			41,517	473,706	(a)
Legg Mason Capital Management Global Growth Trust, Class I Shares			6,813	159,622	*(a)
Legg Mason Capital Management Value Trust, Class I Shares			3,431	160,568	(a)
Legg Mason Partners Equity Trust:
Legg Mason Batterymarch U.S. Large Cap Equity Fund, Class IS Shares			20,855	240,461	(a)
Legg Mason ClearBridge Aggressive Growth Fund, Class IS Shares			1,202	159,483	*(a)
Legg Mason ClearBridge Appreciation Fund, Class IS Shares			15,553	239,518	(a)
Legg Mason Global Currents International All Cap Opportunity Fund, Class IS Shares			45,401	361,848	(a)
Legg Mason Partners Income Trust — Western Asset Emerging Markets Debt Fund, Class I Shares			28,244	161,555	(a)
The Royce Fund — Royce Value Fund, Institutional Class Shares			12,868	139,360	(a)
Vanguard International Equity Index Funds — Vanguard Emerging Markets Stock Index Fund, ETF Shares			1,234	49,385
Vanguard Specialized Funds — Vanguard REIT Index Fund, ETF Shares			3,350	223,579
Western Asset Funds, Inc.:
Western Asset Core Bond Fund, Class IS Shares			33,634	415,040	(a)
Western Asset High Yield Fund, Class IS Shares			4,565	39,808	(a)
Total Investments in Underlying Funds before Short-Term Investments (Cost — $3,740,109)				4,489,285

Security	Rate	Maturity Date	Face Amount
Short-Term Investments — 0.2%
Repurchase Agreements — 0.2%
Interest in $700,000,000 joint tri-party repurchase agreement dated 7/31/12 with RBS Securities Inc.; Proceeds at maturity — $9,000; (Fully collateralized by various U.S. government obligations, 2.000% to 2.625% due 8/15/20 to 11/15/21; Market value — $9,180) (Cost — $9,000)	0.170%	8/1/12	$9,000	9,000
Total Investments — 99.4% (Cost — $3,749,109#)				4,498,285
Other Assets in Excess of Liabilities — 0.6%				26,560
Total Net Assets — 100.0%				$4,524,845

*	Non-income producing security.

(a)	Underlying Fund is affiliated with Legg Mason, Inc.

#	Aggregate cost for federal income tax purposes is substantially the same.

See Notes to Financial Statements.

24	Legg Mason Target Retirement Series 2012 Semi-Annual Report

Schedules of investments (unaudited) (cont’d)

July 31, 2012

Legg Mason Target Retirement 2035

Description			Shares	Value
Investments in Underlying Funds — 98.9%
iShares Trust:
iShares MSCI EAFE Index Fund			9,203	$460,150
iShares Russell 1000 Growth Index Fund			3,451	220,657
iShares Russell 1000 Value Index Fund			7,567	520,685
iShares Russell 2000 Index Fund			1,047	82,032
Legg Mason Global Asset Management Trust:
Legg Mason Batterymarch Emerging Markets Trust, Class IS Shares			2,361	45,842	(a)
Legg Mason Batterymarch International Equity Trust, Class IS Shares			29,955	345,982	(a)
Legg Mason BW Global Opportunities Bond Fund, Class IS Shares			11,244	128,291	(a)
Legg Mason Capital Management Global Growth Trust, Class I Shares			7,805	182,865	*(a)
Legg Mason Capital Management Value Trust, Class I Shares			3,952	184,953	(a)
Legg Mason Partners Equity Trust:
Legg Mason Batterymarch U.S. Large Cap Equity Fund, Class IS Shares			23,961	276,268	(a)
Legg Mason ClearBridge Aggressive Growth Fund, Class IS Shares			1,381	183,230	*(a)
Legg Mason ClearBridge Appreciation Fund, Class IS Shares			17,949	276,419	(a)
Legg Mason Global Currents International All Cap Opportunity Fund, Class IS Shares			43,450	346,298	(a)
Legg Mason Partners Income Trust — Western Asset Emerging Markets Debt Fund, Class I Shares			36,388	208,141	(a)
The Royce Fund — Royce Value Fund, Institutional Class Shares			11,806	127,855	(a)
Vanguard International Equity Index Funds — Vanguard Emerging Markets Stock Index Fund, ETF Shares			748	29,935
Vanguard Specialized Funds — Vanguard REIT Index Fund, ETF Shares			3,154	210,498
Western Asset Funds, Inc.:
Western Asset Core Bond Fund, Class IS Shares			20,524	253,266	(a)
Western Asset High Yield Fund, Class IS Shares			10,389	90,592	(a)
Total Investments in Underlying Funds before Short-Term Investments (Cost — $3,543,869)				4,173,959

Security	Rate	Maturity Date	Face Amount
Short-Term Investments — 0.6%
Repurchase Agreements — 0.6%
Interest in $700,000,000 joint tri-party repurchase agreement dated 7/31/12 with RBS Securities Inc.; Proceeds at maturity — $27,000; (Fully collateralized by various U.S. government obligations, 2.000% to 2.625% due 8/15/20 to 11/15/21; Market value — $27,540) (Cost — $27,000)	0.170%	8/1/12	$27,000	27,000
Total Investments — 99.5% (Cost — $3,570,869#)				4,200,959
Other Assets in Excess of Liabilities — 0.5%				21,504
Total Net Assets — 100.0%				$4,222,463

*	Non-income producing security.

(a)	Underlying Fund is affiliated with Legg Mason, Inc.

#	Aggregate cost for federal income tax purposes is substantially the same.

See Notes to Financial Statements.

Legg Mason Target Retirement Series 2012 Semi-Annual Report	25

Legg Mason Target Retirement 2040

Description			Shares	Value
Investments in Underlying Funds — 99.1%
iShares Trust:
iShares MSCI EAFE Index Fund			8,794	$439,700
iShares Russell 1000 Growth Index Fund			4,007	256,208
iShares Russell 1000 Value Index Fund			8,810	606,216
iShares Russell 2000 Index Fund			1,334	104,519
Legg Mason Global Asset Management Trust:
Legg Mason Batterymarch Emerging Markets Trust, Class IS Shares			3,900	75,738	(a)
Legg Mason Batterymarch International Equity Trust, Class IS Shares			29,373	339,260	(a)
Legg Mason Capital Management Global Growth Trust, Class I Shares			9,395	220,128	*(a)
Legg Mason Capital Management Value Trust, Class I Shares			4,768	223,123	(a)
Legg Mason Partners Equity Trust:
Legg Mason Batterymarch U.S. Large Cap Equity Fund, Class IS Shares			28,865	332,817	(a)
Legg Mason ClearBridge Aggressive Growth Fund, Class IS Shares			1,595	211,685	*(a)
Legg Mason ClearBridge Appreciation Fund, Class IS Shares			21,544	331,781	(a)
Legg Mason Global Currents International All Cap Opportunity Fund, Class IS Shares			42,423	338,113	(a)
Legg Mason Partners Income Trust — Western Asset Emerging Markets Debt Fund, Class I Shares			34,791	199,007	(a)
The Royce Fund — Royce Value Fund, Institutional Class Shares			14,943	161,831	(a)
Vanguard International Equity Index Funds — Vanguard Emerging Markets Stock Index Fund, ETF Shares			1,247	49,905
Vanguard Specialized Funds — Vanguard REIT Index Fund, ETF Shares			3,052	203,690
Western Asset Funds, Inc. — Western Asset Core Bond Fund, Class IS Shares			9,663	119,244	(a)
Total Investments in Underlying Funds before Short-Term Investments (Cost — $3,540,567)				4,212,965

Security	Rate	Maturity Date	Face Amount
Short-Term Investments — 0.6%
Repurchase Agreements — 0.6%
Interest in $700,000,000 joint tri-party repurchase agreement dated 7/31/12 with RBS Securities Inc.; Proceeds at maturity — $25,000; (Fully collateralized by various U.S. government obligations, 2.000% to 2.625% due 8/15/20 to 11/15/21; Market value — $25,500) (Cost — $25,000)	0.170%	8/1/12	$25,000	25,000
Total Investments — 99.7% (Cost — $3,565,567#)				4,237,965
Other Assets in Excess of Liabilities — 0.3%				13,645
Total Net Assets — 100.0%				$4,251,610

*	Non-income producing security.

(a)	Underlying Fund is affiliated with Legg Mason, Inc.

#	Aggregate cost for federal income tax purposes is substantially the same.

See Notes to Financial Statements.

26	Legg Mason Target Retirement Series 2012 Semi-Annual Report

Schedules of investments (unaudited) (cont’d)

July 31, 2012

Legg Mason Target Retirement 2045

Description			Shares	Value
Investments in Underlying Funds — 98.5%
iShares Trust:
iShares MSCI EAFE Index Fund			4,819	$240,950
iShares Russell 1000 Growth Index Fund			2,307	147,510
iShares Russell 1000 Value Index Fund			5,035	346,458
iShares Russell 2000 Index Fund			932	73,022
Legg Mason Global Asset Management Trust:
Legg Mason Batterymarch Emerging Markets Trust, Class IS Shares			3,277	63,641	(a)
Legg Mason Batterymarch International Equity Trust, Class IS Shares			15,434	178,265	(a)
Legg Mason Capital Management Global Growth Trust, Class I Shares			5,252	123,046	*(a)
Legg Mason Capital Management Value Trust, Class I Shares			2,663	124,621	(a)
Legg Mason Partners Equity Trust:
Legg Mason Batterymarch U.S. Large Cap Equity Fund, Class IS Shares			16,109	185,740	(a)
Legg Mason ClearBridge Aggressive Growth Fund, Class IS Shares			924	122,643	*(a)
Legg Mason ClearBridge Appreciation Fund, Class IS Shares			12,122	186,674	(a)
Legg Mason Global Currents International All Cap Opportunity Fund, Class IS Shares			22,400	178,524	(a)
Legg Mason Partners Income Trust — Western Asset Emerging Markets Debt Fund, Class I Shares			14,370	82,196	(a)
The Royce Fund — Royce Value Fund, Institutional Class Shares			10,310	111,657	(a)
Vanguard International Equity Index Funds — Vanguard Emerging Markets Stock Index Fund, ETF Shares			1,048	41,941
Vanguard Specialized Funds — Vanguard REIT Index Fund, ETF Shares			1,788	119,331
Western Asset Funds, Inc. — Western Asset Core Bond Fund, Class IS Shares			5,847	72,151	(a)
Total Investments in Underlying Funds before Short-Term Investments (Cost — $1,956,382)				2,398,370

Security	Rate	Maturity Date	Face Amount
Short-Term Investments — 0.3%
Repurchase Agreements — 0.3%
Interest in $700,000,000 joint tri-party repurchase agreement dated 7/31/12 with RBS Securities Inc.; Proceeds at maturity — $8,000; (Fully collateralized by various U.S. government obligations, 2.000% to 2.625% due 8/15/20 to 11/15/21; Market value — $8,160) (Cost — $8,000)	0.170%	8/1/12	$8,000	8,000
Total Investments — 98.8% (Cost — $1,964,382#)				2,406,370
Other Assets in Excess of Liabilities — 1.2%				28,032
Total Net Assets — 100.0%				$2,434,402

*	Non-income producing security.

(a)	Underlying Fund is affiliated with Legg Mason, Inc.

#	Aggregate cost for federal income tax purposes is substantially the same.

See Notes to Financial Statements.

Legg Mason Target Retirement Series 2012 Semi-Annual Report	27

Legg Mason Target Retirement 2050

Description	Shares	Value
Investments in Underlying Funds — 98.2%
iShares Trust:
iShares MSCI EAFE Index Fund	4,658	$232,900
iShares Russell 1000 Growth Index Fund	2,270	145,144
iShares Russell 1000 Value Index Fund	4,921	338,614
iShares Russell 2000 Index Fund	915	71,690
Legg Mason Global Asset Management Trust:
Legg Mason Batterymarch Emerging Markets Trust, Class IS Shares	3,124	60,664 (a)
Legg Mason Batterymarch International Equity Trust, Class IS Shares	15,158	175,070 (a)
Legg Mason Capital Management Global Growth Trust, Class I Shares	5,191	121,621 *(a)
Legg Mason Capital Management Value Trust, Class I Shares	2,598	121,572 (a)
Legg Mason Partners Equity Trust:
Legg Mason Batterymarch U.S. Large Cap Equity Fund, Class IS Shares	15,825	182,457 (a)
Legg Mason ClearBridge Aggressive Growth Fund, Class IS Shares	912	120,958 *(a)
Legg Mason ClearBridge Appreciation Fund, Class IS Shares	11,827	182,138 (a)
Legg Mason Global Currents International All Cap Opportunity Fund, Class IS Shares	21,841	174,071 (a)
Legg Mason Partners Income Trust — Western Asset Emerging Markets Debt Fund, Class I Shares	13,769	78,758 (a)
The Royce Fund — Royce Value Fund, Institutional Class Shares	10,017	108,483 (a)
Vanguard International Equity Index Funds — Vanguard Emerging Markets Stock Index Fund, ETF Shares	1,029	41,181
Vanguard Specialized Funds — Vanguard REIT Index Fund, ETF Shares	1,755	117,129
Western Asset Funds, Inc. — Western Asset Core Bond Fund, Class IS Shares	5,598	69,085 (a)
Total Investments in Underlying Funds — 98.2% (Cost — $1,969,106#)		2,341,535
Other Assets in Excess of Liabilities — 1.8%		41,991
Total Net Assets — 100.0%		$2,383,526

*	Non-income producing security.

(a)	Underlying Fund is affiliated with Legg Mason, Inc.

#	Aggregate cost for federal income tax purposes is substantially the same.

See Notes to Financial Statements.

28	Legg Mason Target Retirement Series 2012 Semi-Annual Report

Schedules of investments (unaudited) (cont’d)

July 31, 2012

Legg Mason Target Retirement Fund

Description			Shares	Value
Investments in Underlying Funds — 97.7%
iShares Trust:
iShares MSCI EAFE Index Fund			3,256	$162,800
iShares Russell 1000 Growth Index Fund			479	30,627
iShares Russell 1000 Value Index Fund			1,037	71,356
iShares Russell 2000 Index Fund			742	58,136
Legg Mason Global Asset Management Trust:
Legg Mason Batterymarch Emerging Markets Trust, Class IS Shares			3,020	58,653	(a)
Legg Mason Batterymarch International Equity Trust, Class IS Shares			10,436	120,541	(a)
Legg Mason BW Global Opportunities Bond Fund, Class IS Shares			37,988	433,445	(a)
Legg Mason Capital Management Global Growth Trust, Class I Shares			1,103	25,852	*(a)
Legg Mason Capital Management Value Trust, Class I Shares			538	25,196	(a)
Legg Mason Strategic Real Return Fund, Class IS Shares			11,140	154,177	(a)
Legg Mason Partners Equity Trust:
Legg Mason Batterymarch U.S. Large Cap Equity Fund, Class IS Shares			3,346	38,576	(a)
Legg Mason ClearBridge Aggressive Growth Fund, Class IS Shares			192	25,504	*(a)
Legg Mason ClearBridge Appreciation Fund, Class IS Shares			2,529	38,941	(a)
Legg Mason Global Currents International All Cap Opportunity Fund, Class IS Shares			15,199	121,133	(a)
The Royce Fund — Royce Value Fund, Institutional Class Shares			8,336	90,277	(a)
Vanguard International Equity Index Funds — Vanguard Emerging Markets Stock Index Fund, ETF Shares			961	38,459
Vanguard Specialized Funds — Vanguard REIT Index Fund, ETF Shares			2,276	151,900
Western Asset Funds, Inc.:
Western Asset Core Bond Fund, Class IS Shares			98,628	1,217,069	(a)
Western Asset High Yield Fund, Class IS Shares			24,736	215,697	(a)
Total Investments in Underlying Funds before Short-Term Investments (Cost — $2,671,768)				3,078,339

	Rate	Maturity Date	Face Amount
Short-Term Investments — 1.1%
Repurchase Agreements — 1.1%
Interest in $700,000,000 joint tri-party repurchase agreement dated 7/31/12 with RBS Securities Inc.; Proceeds at maturity — $36,000; (Fully collateralized by various U.S. government obligations, 2.000% to 2.625% due 8/15/20 to 11/15/21; Market value — $36,720) (Cost — $36,000)	0.170%	8/1/12	$36,000	36,000
Total Investments — 98.8% (Cost — $2,707,768#)				3,114,339
Other Assets in Excess of Liabilities — 1.2%				37,943
Total Net Assets — 100.0%				$3,152,282

*	Non-income producing security.

(a)	Underlying Fund is affiliated with Legg Mason, Inc.

#	Aggregate cost for federal income tax purposes is substantially the same.

See Notes to Financial Statements.

Legg Mason Target Retirement Series 2012 Semi-Annual Report	29

Statements of assets and liabilities (unaudited)

July 31, 2012

	Legg Mason Target Retirement 2015	Legg Mason Target Retirement 2020	Legg Mason Target Retirement 2025

Assets:
Investments in affiliated Underlying Funds, at cost	$2,495,094	$2,856,333	$3,838,431
Investments in unaffiliated Underlying Funds and investments, at cost	656,500	1,055,221	1,586,482
Repurchase agreements, at cost	839,000	—	—
Investments in affiliated Underlying Funds, at value	$2,836,945	$3,367,692	$4,393,356
Investments in unaffiliated Underlying Funds and investments, at value	717,170	1,287,078	1,866,210
Repurchase agreements, at value	839,000	—	—
Cash	2,126	—	—
Receivable from investment manager	13,609	10,861	10,926
Receivable for Fund shares sold	1,301	8,805	10,964
Interest receivable	4	—	—
Receivable for Underlying Funds sold	—	8,599	9,749
Prepaid expenses	52,015	51,921	52,038
Total Assets	4,462,170	4,734,956	6,343,243

Liabilities:
Payable for Underlying Funds purchased	225,865	—	—
Service and/or distribution fees payable	2,709	2,282	3,443
Payable for Fund shares repurchased	48	—	—
Due to custodian	—	3,074	1,710
Accrued expenses	48,861	41,234	39,258
Total Liabilities	277,483	46,590	44,411
Total Net Assets	$4,184,687	$4,688,366	$6,298,832

Net Assets:
Par value (Note 7)	$4	$4	$5
Paid-in capital in excess of par value	4,117,773	4,140,986	5,649,857
Undistributed net investment income	2,119	21,143	20,691
Accumulated net realized loss on Underlying Funds, investments and capital gain distributions from Underlying Funds	(337,730)	(216,983)	(206,374)
Net unrealized appreciation on Underlying Funds and investments	402,521	743,216	834,653
Total Net Assets	$4,184,687	$4,688,366	$6,298,832

Shares Outstanding:
Class A	94,872	79,733	112,166
Class C	262,907	199,566	320,230
Class FI	5,291	2,284	1,103
Class R	8,994	19,325	5,678
Class I	2,148	91,687	96,066

Net Asset Value:
Class A (and redemption price)	$11.21	$11.96	$11.79
Class C*	$11.17	$11.92	$11.75
Class FI (and redemption price)	$11.21	$11.97	$11.80
Class R (and redemption price)	$11.20	$11.95	$11.78
Class I (and redemption price)	$11.21	$11.96	$11.80
Maximum Public Offering Price Per Share:
Class A (based on maximum initial sales charge of 5.75%)	$11.89	$12.69	$12.51

*	Redemption price per share is NAV of Class C shares reduced by a 1.00% CDSC, if shares are redeemed within one year from purchase payment (See Note 2).

See Notes to Financial Statements.

30	Legg Mason Target Retirement Series 2012 Semi-Annual Report

Statements of assets and liabilities (unaudited) (cont’d)

July 31, 2012

	Legg Mason Target Retirement 2030	Legg Mason Target Retirement 2035	Legg Mason Target Retirement 2040

Assets:
Investments in affiliated Underlying Funds, at cost	$2,526,040	$2,274,255	$2,152,522
Investments in unaffiliated Underlying Funds and investments, at cost	1,214,069	1,269,614	1,388,045
Repurchase agreements, at cost	9,000	27,000	25,000
Investments in affiliated Underlying Funds, at value	$2,987,718	$2,650,002	$2,552,727
Investments in unaffiliated Underlying Funds and investments, at value	1,501,567	1,523,957	1,660,238
Repurchase agreements, at value	9,000	27,000	25,000
Cash	344	841	615
Receivable from investment manager	10,729	10,688	10,650
Receivable for Fund shares sold	5,224	17,375	6,764
Interest receivable	—	—	—
Receivable for Underlying Funds sold	—	—	—
Prepaid expenses	52,147	51,815	51,715
Total Assets	4,566,729	4,281,678	4,307,709

Liabilities:
Payable for Underlying Funds purchased	—	14,424	13,664
Service and/or distribution fees payable	2,457	2,079	1,895
Payable for Fund shares repurchased	—	2,444	980
Due to custodian	—	—	—
Accrued expenses	39,427	40,268	39,560
Total Liabilities	41,884	59,215	56,099
Total Net Assets	$4,524,845	$4,222,463	$4,251,610

Net Assets:
Par value (Note 7)	$4	$4	$4
Paid-in capital in excess of par value	3,982,273	3,759,420	3,801,166
Undistributed net investment income	16,410	11,082	5,696
Accumulated net realized loss on Underlying Funds, investments and capital gain distributions from Underlying Funds	(223,018)	(178,133)	(227,654)
Net unrealized appreciation on Underlying Funds and investments	749,176	630,090	672,398
Total Net Assets	$4,524,845	$4,222,463	$4,251,610

Shares Outstanding:
Class A	54,470	49,908	51,649
Class C	230,964	207,353	184,158
Class FI	1,289	2,805	1,295
Class R	13,896	12,710	2,789
Class I	93,468	102,089	132,628

Net Asset Value:
Class A (and redemption price)	$11.50	$11.29	$11.43
Class C*	$11.46	$11.24	$11.38
Class FI (and redemption price)	$11.50	$11.28	$11.44
Class R (and redemption price)	$11.49	$11.27	$11.41
Class I (and redemption price)	$11.52	$11.30	$11.45
Maximum Public Offering Price Per Share:
Class A (based on maximum initial sales charge of 5.75%)	$12.20	$11.98	$12.13

*	Redemption price per share is NAV of Class C shares reduced by a 1.00% CDSC, if shares are redeemed within one year from purchase payment (See Note 2).

See Notes to Financial Statements.

Legg Mason Target Retirement Series 2012 Semi-Annual Report	31

	Legg Mason Target Retirement 2045	Legg Mason Target Retirement 2050	Legg Mason Target Retirement Fund

Assets:
Investments in affiliated Underlying Funds, at cost	$1,171,011	$1,169,310	$2,249,341
Investments in unaffiliated Underlying Funds and investments, at cost	785,371	799,796	422,427
Repurchase agreements, at cost	8,000	—	36,000
Investments in affiliated Underlying Funds, at value	$1,429,158	$1,394,877	$2,565,061
Investments in unaffiliated Underlying Funds and investments, at value	969,212	946,658	513,278
Repurchase agreements, at value	8,000	—	36,000
Cash	373	—	751
Receivable from investment manager	9,942	9,843	8,045
Receivable for Fund shares sold	5,293	11,209	17,995
Interest receivable	—	—	—
Receivable for Underlying Funds sold	—	24,763	—
Prepaid expenses	51,710	51,712	51,712
Total Assets	2,473,688	2,439,062	3,192,842

Liabilities:
Payable for Underlying Funds purchased	—	—	—
Service and/or distribution fees payable	976	1,177	1,754
Payable for Fund shares repurchased	219	—	1,602
Due to custodian	—	16,790	—
Accrued expenses	38,091	37,569	37,204
Total Liabilities	39,286	55,536	40,560
Total Net Assets	$2,434,402	$2,383,526	$3,152,282

Net Assets:
Par value (Note 7)	$2	$2	$2
Paid-in capital in excess of par value	2,177,900	2,213,358	2,827,523
Undistributed net investment income	3,359	1,441	22,962
Accumulated net realized loss on Underlying Funds, investments and capital gain distributions from Underlying Funds	(188,847)	(203,704)	(104,776)
Net unrealized appreciation on Underlying Funds and investments	441,988	372,429	406,571
Total Net Assets	$2,434,402	$2,383,526	$3,152,282

Shares Outstanding:
Class A	46,894	68,462	94,316
Class C	84,789	96,939	131,744
Class FI	1,544	1,234	3,655
Class R	7,047	11,861	9,021
Class I	74,465	30,860	4,942

Net Asset Value:
Class A (and redemption price)	$11.35	$11.40	$12.95
Class C*	$11.31	$11.36	$12.93
Class FI (and redemption price)	$11.35	$11.40	$12.94
Class R (and redemption price)	$11.33	$11.39	$12.96
Class I (and redemption price)	$11.36	$11.42	$12.91
Maximum Public Offering Price Per Share:
Class A (based on maximum initial sales charge of 5.75%)	$12.04	$12.10	$13.74

*	Redemption price per share is NAV of Class C shares reduced by a 1.00% CDSC, if shares are redeemed within one year from purchase payment (See Note 2).

See Notes to Financial Statements.

32	Legg Mason Target Retirement Series 2012 Semi-Annual Report

Statements of operations (unaudited)

For the Six Months Ended July 31, 2012

	Legg Mason Target Retirement 2015	Legg Mason Target Retirement 2020	Legg Mason Target Retirement 2025

Investment Income:
Income distributions from affiliated Underlying Funds	$25,059	$25,156	$26,515
Income distributions from unaffiliated Underlying Funds	7,743	19,502	26,702
Short-term capital gain distributions from affiliated Underlying Funds	587	881	1,086
Interest	562	5	10
Total Investment Income	33,951	45,544	54,313

Expenses:
Legal fees	20,722	19,648	18,860
Service and/or distribution fees (Notes 2 and 5)	16,938	14,067	20,504
Custody fees	13,202	78	48
Audit and tax	13,128	13,128	13,128
Transfer agent fees (Note 5)	11,382	11,368	12,771
Registration fees	10,985	11,037	10,958
Shareholder reports	10,023	8,459	9,429
Investment management fee (Note 2)	2,318	2,427	3,045
Fund accounting fees	234	231	284
Insurance	228	266	269
Trustees’ fees	198	198	243
Miscellaneous expenses	2,211	2,218	2,230
Total Expenses	101,569	83,125	91,769
Less: Fee waivers and/or expense reimbursements (Notes 2 and 5)	(76,292)	(62,201)	(62,811)
Net Expenses	25,277	20,924	28,958
Net Investment Income	8,674	24,620	25,355

Realized and Unrealized Gain (Loss) on Underlying Funds, Investments and Capital Gain Distributions from Underlying Funds (Notes 1, 3 and 4):
Net Realized Gain (Loss) From:
Sale of affiliated Underlying Funds	(37,234)	3,071	(2,124)
Sale of unaffiliated Underlying Funds and investments	(56,472)	(9,467)	(13,426)
Capital gain distributions from affiliated Underlying Funds	147	221	273
Net Realized Gain (Loss)	(93,559)	(6,175)	(15,277)
Change in Net Unrealized Appreciation (Depreciation) From:
Affiliated Underlying Funds	42,677	38,684	61,361
Unaffiliated Underlying Funds and investments	(1,107)	25,089	39,236
Change in Net Unrealized Appreciation (Depreciation)	41,570	63,773	100,597
Net Gain (Loss) on Underlying Funds, Investments and Capital Gain Distributions from Underlying Funds	(51,989)	57,598	85,320
Increase (Decrease) in Net Assets from Operations	$(43,315)	$82,218	$110,675

See Notes to Financial Statements.

Legg Mason Target Retirement Series 2012 Semi-Annual Report	33

	Legg Mason Target Retirement 2030	Legg Mason Target Retirement 2035	Legg Mason Target Retirement 2040

Investment Income:
Income distributions from affiliated Underlying Funds	$18,800	$11,948	$5,816
Income distributions from unaffiliated Underlying Funds	22,112	21,193	22,255
Short-term capital gain distributions from affiliated Underlying Funds	675	176	—
Interest	5	7	7
Total Investment Income	41,592	33,324	28,078

Expenses:
Legal fees	20,044	20,227	19,958
Service and/or distribution fees (Notes 2 and 5)	14,483	11,833	11,676
Custody fees	100	46	55
Audit and tax	13,128	13,196	13,128
Transfer agent fees (Note 5)	10,254	9,817	9,950
Registration fees	11,325	11,076	9,336
Shareholder reports	6,922	7,001	6,612
Investment management fee (Note 2)	2,296	2,011	2,056
Fund accounting fees	213	183	190
Insurance	222	220	218
Trustees’ fees	189	160	165
Miscellaneous expenses	2,224	2,225	2,237
Total Expenses	81,400	77,995	75,581
Less: Fee waivers and/or expense reimbursements (Notes 2 and 5)	(60,337)	(60,381)	(58,071)
Net Expenses	21,063	17,614	17,510
Net Investment Income	20,529	15,710	10,568

Realized and Unrealized Gain (Loss) on Underlying Funds, Investments and Capital Gain Distributions from Underlying Funds (Notes 1, 3 and 4):
Net Realized Gain (Loss) From:
Sale of affiliated Underlying Funds	9,364	11,276	365
Sale of unaffiliated Underlying Funds and investments	710	(4,691)	(8,372)
Capital gain distributions from affiliated Underlying Funds	168	44	—
Net Realized Gain (Loss)	10,242	6,629	(8,007)
Change in Net Unrealized Appreciation (Depreciation) From:
Affiliated Underlying Funds	42,171	38,678	43,494
Unaffiliated Underlying Funds and investments	26,882	33,994	41,278
Change in Net Unrealized Appreciation (Depreciation)	69,053	72,672	84,772
Net Gain (Loss) on Underlying Funds, Investments and Capital Gain Distributions from Underlying Funds	79,295	79,301	76,765
Increase (Decrease) in Net Assets from Operations	$99,824	$95,011	$87,333

See Notes to Financial Statements.

34	Legg Mason Target Retirement Series 2012 Semi-Annual Report

Statements of operations (unaudited) (cont’d)

For the Six Months Ended July 31, 2012

	Legg Mason Target Retirement 2045	Legg Mason Target Retirement 2050	Legg Mason Target Retirement Fund

Investment Income:
Income distributions from affiliated Underlying Funds	$2,895	$2,856	$31,604
Income distributions from unaffiliated Underlying Funds	12,726	12,612	7,785
Short-term capital gain distributions from affiliated Underlying Funds	—	—	620
Interest	3	3	3
Total Investment Income	15,624	15,471	40,012

Expenses:
Legal fees	19,475	18,433	11,630
Service and/or distribution fees (Notes 2 and 5)	5,935	7,277	10,160
Custody fees	40	32	49
Audit and tax	13,128	13,128	13,128
Transfer agent fees (Note 5)	6,740	6,908	5,996
Registration fees	10,207	10,674	11,101
Shareholder reports	4,247	4,558	4,861
Investment management fee (Note 2)	1,199	1,176	1,490
Fund accounting fees	116	119	109
Insurance	207	207	206
Trustees’ fees	102	93	96
Miscellaneous expenses	2,219	2,217	2,206
Total Expenses	63,615	64,822	61,032
Less: Fee waivers and/or expense reimbursements (Notes 2 and 5)	(54,253)	(54,059)	(45,888)
Net Expenses	9,362	10,763	15,144
Net Investment Income	6,262	4,708	24,868

Realized and Unrealized Gain (Loss) on Underlying Funds, Investments and Capital Gain Distributions from Underlying Funds (Notes 1, 3 and 4):
Net Realized Gain (Loss) From:
Sale of affiliated Underlying Funds	14,888	7,146	(10,527)
Sale of unaffiliated Underlying Funds and investments	577	(3,614)	(5,281)
Capital gain distributions from affiliated Underlying Funds	—	—	156
Net Realized Gain (Loss)	15,465	3,532	(15,652)
Change in Net Unrealized Appreciation (Depreciation) From:
Affiliated Underlying Funds	12,698	15,099	47,088
Unaffiliated Underlying Funds and investments	23,039	23,432	10,851
Change in Net Unrealized Appreciation (Depreciation)	35,737	38,531	57,939
Net Gain (Loss) on Underlying Funds, Investments and Capital Gain Distributions from Underlying Funds	51,202	42,063	42,287
Increase (Decrease) in Net Assets from Operations	$57,464	$46,771	$67,155

See Notes to Financial Statements.

Legg Mason Target Retirement Series 2012 Semi-Annual Report	35

Statements of changes in net assets

Legg Mason Target Retirement 2015

For the Six Months Ended July 31, 2012 (unaudited) and the Year Ended January 31, 2012	July 31	January 31

Operations:
Net investment income	$8,674	$32,720
Net realized loss	(93,559)	(52,975)
Change in net unrealized appreciation (depreciation)	41,570	(210,698)
Decrease in Net Assets From Operations	(43,315)	(230,953)

Distributions to Shareholders From (Notes 1 and 6):
Net investment income	—	(42,750)
Net realized gains	—	(17,106)
Decrease in Net Assets From Distributions to Shareholders	—	(59,856)

Fund Share Transactions (Note 7):
Net proceeds from sale of shares	1,861,515	3,426,102
Reinvestment of distributions	—	57,942
Cost of shares repurchased	(2,248,113)	(2,953,334)
Increase (Decrease) in Net Assets From Fund Share Transactions	(386,598)	530,710
Increase (Decrease) in Net Assets	(429,913)	239,901

Net Assets:
Beginning of period	4,614,600	4,374,699
End of period*	$4,184,687	$4,614,600
* Includes undistributed (overdistributed) net investment income, respectively, of:	$2,119	$(6,555)

See Notes to Financial Statements.

36	Legg Mason Target Retirement Series 2012 Semi-Annual Report

Statements of changes in net assets (cont’d)

Legg Mason Target Retirement 2020

For the Six Months Ended July 31, 2012 (unaudited) and the Year Ended January 31, 2012	July 31	January 31

Operations:
Net investment income	$24,620	$75,255
Net realized loss	(6,175)	(20,444)
Change in net unrealized appreciation (depreciation)	63,773	(17,677)
Increase in Net Assets From Operations	82,218	37,134

Distributions to Shareholders From (Notes 1 and 6):
Net investment income	(624)	(80,500)
Decrease in Net Assets From Distributions to Shareholders	(624)	(80,500)

Fund Share Transactions (Note 7):
Net proceeds from sale of shares	1,488,014	2,933,524
Reinvestment of distributions	7	45,873
Cost of shares repurchased	(1,687,854)	(2,658,193)
Increase (Decrease) in Net Assets From Fund Share Transactions	(199,833)	321,204
Increase (Decrease) in Net Assets	(118,239)	277,838

Net Assets:
Beginning of period	4,806,605	4,528,767
End of period*	$4,688,366	$4,806,605
* Includes undistributed (overdistributed) net investment income, respectively, of:	$21,143	$(2,853)

See Notes to Financial Statements.

Legg Mason Target Retirement Series 2012 Semi-Annual Report	37

Legg Mason Target Retirement 2025

For the Six Months Ended July 31, 2012 (unaudited) and the Year Ended January 31, 2012	July 31	January 31

Operations:
Net investment income	$25,355	$79,236
Net realized loss	(15,277)	(13,560)
Change in net unrealized appreciation (depreciation)	100,597	(1,939)
Increase in Net Assets From Operations	110,675	63,737

Distributions to Shareholders From (Notes 1 and 6):
Net investment income	—	(86,001)
Net realized gains	(5,512)	—
Decrease in Net Assets From Distributions to Shareholders	(5,512)	(86,001)

Fund Share Transactions (Note 7):
Net proceeds from sale of shares	1,596,375	2,915,974
Reinvestment of distributions	4,258	59,975
Cost of shares repurchased	(1,254,127)	(2,134,279)
Increase in Net Assets From Fund Share Transactions	346,506	841,670
Increase in Net Assets	451,669	819,406

Net Assets:
Beginning of period	5,847,163	5,027,757
End of period*	$6,298,832	$5,847,163
* Includes undistributed (overdistributed) net investment income, respectively, of:	$20,691	$(4,664)

See Notes to Financial Statements.

38	Legg Mason Target Retirement Series 2012 Semi-Annual Report

Statements of changes in net assets (cont’d)

Legg Mason Target Retirement 2030

For the Six Months Ended July 31, 2012 (unaudited) and the Year Ended January 31, 2012	July 31	January 31

Operations:
Net investment income	$20,529	$65,173
Net realized gain (loss)	10,242	(14,769)
Change in net unrealized appreciation (depreciation)	69,053	(17,154)
Increase in Net Assets From Operations	99,824	33,250

Distributions to Shareholders From (Notes 1 and 6):
Net investment income	—	(72,251)
Decrease in Net Assets From Distributions to Shareholders	—	(72,251)

Fund Share Transactions (Note 7):
Net proceeds from sale of shares	1,104,422	3,688,707
Reinvestment of distributions	—	45,726
Cost of shares repurchased	(1,225,966)	(3,050,568)
Increase (Decrease) in Net Assets From Fund Share Transactions	(121,544)	683,865
Increase (Decrease) in Net Assets	(21,720)	644,864

Net Assets:
Beginning of period	4,546,565	3,901,701
End of period*	$4,524,845	$4,546,565
* Includes undistributed (overdistributed) net investment income, respectively, of:	$16,410	$(4,119)

See Notes to Financial Statements.

Legg Mason Target Retirement Series 2012 Semi-Annual Report	39

Legg Mason Target Retirement 2035

For the Six Months Ended July 31, 2012 (unaudited) and the Year Ended January 31, 2012	July 31	January 31

Operations:
Net investment income	$15,710	$52,855
Net realized gain	6,629	5,815
Change in net unrealized appreciation (depreciation)	72,672	(95,426)
Increase (Decrease) in Net Assets From Operations	95,011	(36,756)

Distributions to Shareholders From (Notes 1 and 6):
Net investment income	—	(59,500)
Decrease in Net Assets From Distributions to Shareholders	—	(59,500)

Fund Share Transactions (Note 7):
Net proceeds from sale of shares	1,255,363	1,642,798
Reinvestment of distributions	—	33,690
Cost of shares repurchased	(996,591)	(1,754,870)
Increase (Decrease) in Net Assets From Fund Share Transactions	258,772	(78,382)
Increase (Decrease) in Net Assets	353,783	(174,638)

Net Assets:
Beginning of period	3,868,680	4,043,318
End of period*	$4,222,463	$3,868,680
* Includes undistributed (overdistributed) net investment income, respectively, of:	$11,082	$(4,628)

See Notes to Financial Statements.

40	Legg Mason Target Retirement Series 2012 Semi-Annual Report

Statements of changes in net assets (cont’d)

Legg Mason Target Retirement 2040

For the Six Months Ended July 31, 2012 (unaudited) and the Year Ended January 31, 2012	July 31	January 31

Operations:
Net investment income	$10,568	$42,574
Net realized loss	(8,007)	(20,140)
Change in net unrealized appreciation (depreciation)	84,772	(51,598)
Increase (Decrease) in Net Assets From Operations	87,333	(29,164)

Distributions to Shareholders From (Notes 1 and 6):
Net investment income	—	(50,250)
Decrease in Net Assets From Distributions to Shareholders	—	(50,250)

Fund Share Transactions (Note 7):
Net proceeds from sale of shares	1,144,294	2,314,728
Reinvestment of distributions	—	26,203
Cost of shares repurchased	(991,217)	(2,047,765)
Increase in Net Assets From Fund Share Transactions	153,077	293,166
Increase in Net Assets	240,410	213,752

Net Assets:
Beginning of period	4,011,200	3,797,448
End of period*	$4,251,610	$4,011,200
* Includes undistributed (overdistributed) net investment income, respectively, of:	$5,696	$(4,872)

See Notes to Financial Statements.

Legg Mason Target Retirement Series 2012 Semi-Annual Report	41

Legg Mason Target Retirement 2045

For the Six Months Ended July 31, 2012 (unaudited) and the Year Ended January 31, 2012	July 31	January 31

Operations:
Net investment income	$6,262	$27,322
Net realized gain (loss)	15,465	(9,880)
Change in net unrealized appreciation (depreciation)	35,737	(52,671)
Increase (Decrease) in Net Assets From Operations	57,464	(35,229)

Distributions to Shareholders From (Notes 1 and 6):
Net investment income	—	(31,935)
Decrease in Net Assets From Distributions to Shareholders	—	(31,935)

Fund Share Transactions (Note 7):
Net proceeds from sale of shares	697,198	1,315,491
Reinvestment of distributions	—	18,943
Cost of shares repurchased	(819,040)	(1,179,619)
Increase (Decrease) in Net Assets From Fund Share Transactions	(121,842)	154,815
Increase (Decrease) in Net Assets	(64,378)	87,651

Net Assets:
Beginning of period	2,498,780	2,411,129
End of period*	$2,434,402	$2,498,780
* Includes undistributed (overdistributed) net investment income, respectively, of:	$3,359	$(2,903)

See Notes to Financial Statements.

42	Legg Mason Target Retirement Series 2012 Semi-Annual Report

Statements of changes in net assets (cont’d)

Legg Mason Target Retirement 2050

For the Six Months Ended July 31, 2012 (unaudited) and the Year Ended January 31, 2012	July 31	January 31

Operations:
Net investment income	$4,708	$26,090
Net realized gain (loss)	3,532	(24,252)
Change in net unrealized appreciation (depreciation)	38,531	(42,124)
Increase (Decrease) in Net Assets From Operations	46,771	(40,286)

Distributions to Shareholders From (Notes 1 and 6):
Net investment income	—	(31,250)
Decrease in Net Assets From Distributions to Shareholders	—	(31,250)

Fund Share Transactions (Note 7):
Net proceeds from sale of shares	685,866	1,381,443
Reinvestment of distributions	—	26,331
Cost of shares repurchased	(694,786)	(1,317,101)
Increase (Decrease) in Net Assets From Fund Share Transactions	(8,920)	90,673
Increase in Net Assets	37,851	19,137

Net Assets:
Beginning of period	2,345,675	2,326,538
End of period*	$2,383,526	$2,345,675
* Includes undistributed (overdistributed) net investment income, respectively, of:	$1,441	$(3,267)

See Notes to Financial Statements.

Legg Mason Target Retirement Series 2012 Semi-Annual Report	43

Legg Mason Target Retirement Fund

For the Six Months Ended July 31, 2012 (unaudited) and the Year Ended January 31, 2012	July 31	January 31

Operations:
Net investment income	$24,868	$52,502
Net realized gain (loss)	(15,652)	20,326
Change in net unrealized appreciation (depreciation)	57,939	12,892
Increase in Net Assets From Operations	67,155	85,720

Distributions to Shareholders From (Notes 1 and 6):
Net investment income	(1,772)	(55,500)
Net realized gains	(4,260)	—
Decrease in Net Assets From Distributions to Shareholders	(6,032)	(55,500)

Fund Share Transactions (Note 7):
Net proceeds from sale of shares	2,144,062	1,544,662
Reinvestment of distributions	5,503	51,128
Cost of shares repurchased	(1,391,291)	(1,815,528)
Increase (Decrease) in Net Assets From Fund Share Transactions	758,274	(219,738)
Increase (Decrease) in Net Assets	819,397	(189,518)

Net Assets:
Beginning of period	2,332,885	2,522,403
End of period*	$3,152,282	$2,332,885
* Includes undistributed (overdistributed) net investment income, respectively, of:	$22,962	$(134)

See Notes to Financial Statements.

44	Legg Mason Target Retirement Series 2012 Semi-Annual Report

Financial highlights

Legg Mason Target Retirement 2015

For a share of each class of beneficial interest outstanding throughout each year ended January 31, unless otherwise noted:
Class A Shares[1]	2012[2]	2012	2011	2010	2009[3]

Net asset value, beginning of period	$11.25	$11.92	$10.38	$7.91	$11.40

Income (loss) from operations:
Net investment income[4]	0.05	0.15	0.33	0.35	0.20
Net realized and unrealized gain (loss)	(0.09)	(0.61)	1.47	2.40	(3.49)
Total income (loss) from operations	(0.04)	(0.46)	1.80	2.75	(3.29)

Less distributions from:
Net investment income	—	(0.17)	(0.26)	(0.28)	(0.20)
Net realized gains	—	(0.04)	—	—	—
Total distributions	—	(0.21)	(0.26)	(0.28)	(0.20)

Net asset value, end of period	$11.21	$11.25	$11.92	$10.38	$7.91
Total return[5]	(0.36)%	(3.82)%	17.42%	34.70%	(28.96)%

Net assets, end of period (000s)	$1,064	$848	$231	$233	$69

Ratios to average net assets:
Gross expenses[6]	3.78%[7]	3.55%	6.12%	14.08%	24.64%[7]
Net expenses[6,8,9]	0.62 [7,10]	0.65 [10,11]	0.43 [11,12,13]	0.58 [13]	0.58 [7,13]
Net investment income[4]	0.85 [7]	1.31	2.92	3.53	5.31 [7]

Portfolio turnover rate	162%	235%	54%	68%	11%

[1]	Per share amounts have been calculated using the average shares method.

[2]	For the six months ended July 31, 2012 (unaudited).

[3]	For the period August 29, 2008 (commencement of operations) to January 31, 2009.

[4]	Net investment income includes short-term capital gain distributions from Underlying Funds.

[5]

Performance figures, exclusive of sales charges, may reflect compensating balance arrangements, fee waivers and/or expense reimbursements. In the absence of compensating balance arrangements, fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results. Total returns for periods of less than one year are not annualized.

[6]	Does not include expenses of the Underlying Funds in which the Fund invests.

[7]	Annualized.

[8]	Reflects fee waivers and/or expense reimbursements.

[9]	The impact of compensating balance arrangements, if any, was less than 0.01%.

[10]

As a result of an expense limitation arrangement, effective May 31, 2011, the ratio of expenses, other than brokerage, interest, taxes and extraordinary expenses, to average net assets of Class A shares did not exceed 1.15%. The expense limitation takes into account the Underlying Funds expense ratio and brokerage commissions paid on purchases and sales of shares of ETFs. This expense limitation arrangement cannot be terminated prior to December 31, 2013 without the Board of Trustees’ consent.

[11]

As a result of an expense limitation arrangement, the ratio of expenses, other than brokerage, interest, taxes and extraordinary expenses, to average net assets of Class A shares did not exceed 0.99% through May 31, 2011. The expense limitation takes into account the Underlying Funds expense ratio and brokerage commissions paid on purchases and sales of shares of ETFs.

[12]

As a result of a contractual expense limitation, effective March 22, 2010 through May 31, 2010, the ratio of expenses, other than brokerage, taxes and extraordinary expenses, to average net assets of Class A shares did not exceed 0.99%. The expense limitation takes into account the Underlying Funds expense ratio and brokerage commissions paid on purchases and sales of shares of ETFs.

[13]

As a result of a contractual expense limitation, the ratio of expenses, other than brokerage, taxes and extraordinary expenses, to average net assets of Class A shares did not exceed 1.15% until March 22, 2010. The expense limitation takes into account the Underlying Funds expense ratio and brokerage commissions paid on purchases and sales of shares of ETFs.

See Notes to Financial Statements.

Legg Mason Target Retirement Series 2012 Semi-Annual Report	45

Legg Mason Target Retirement 2015

For a share of each class of beneficial interest outstanding throughout each year ended January 31, unless otherwise noted:
Class C Shares[1]	2012[2]	2012	2011	2010	2009[3]

Net asset value, beginning of period	$11.25	$11.92	$10.38	$7.91	$11.40

Income (loss) from operations:
Net investment income[4]	0.01	0.06	0.29	0.28	0.17
Net realized and unrealized gain (loss)	(0.09)	(0.61)	1.42	2.39	(3.48)
Total income (loss) from operations	(0.08)	(0.55)	1.71	2.67	(3.31)

Less distributions from:
Net investment income	—	(0.08)	(0.17)	(0.20)	(0.18)
Net realized gains	—	(0.04)	—	—	—
Total distributions	—	(0.12)	(0.17)	(0.20)	(0.18)

Net asset value, end of period	$11.17	$11.25	$11.92	$10.38	$7.91
Total return[5]	(0.71)%	(4.56)%	16.54%	33.67%	(29.13)%

Net assets, end of period (000s)	$2,937	$3,509	$3,274	$1,046	$80

Ratios to average net assets:
Gross expenses[6]	4.72%[7]	4.25%	6.71%	13.38%	24.97%[7]
Net expenses[6,8,9]	1.36 [7,10]	1.37 [10,11]	1.16 [11,12,13]	1.33 [13]	1.33 [7,13]
Net investment income[4]	0.11 [7]	0.48	2.58	2.83	4.53 [7]

Portfolio turnover rate	162%	235%	54%	68%	11%

[1]	Per share amounts have been calculated using the average shares method.

[2]	For the six months ended July 31, 2012 (unaudited).

[3]	For the period August 29, 2008 (commencement of operations) to January 31, 2009.

[4]	Net investment income includes short-term capital gain distributions from Underlying Funds.

[5]

Performance figures, exclusive of CDSC, may reflect compensating balance arrangements, fee waivers and/or expense reimbursements. In the absence of compensating balance arrangements, fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results. Total returns for periods of less than one year are not annualized.

[6]	Does not include expenses of the Underlying Funds in which the Fund invests.

[7]	Annualized.

[8]	Reflects fee waivers and/or expense reimbursements.

[9]	The impact of compensating balance arrangements, if any, was less than 0.01%.

[10]

As a result of an expense limitation arrangement, effective May 31, 2011, the ratio of expenses, other than brokerage, interest, taxes and extraordinary expenses, to average net assets of Class C shares did not exceed 1.90%. The expense limitation takes into account the Underlying Funds expense ratio and brokerage commissions paid on purchases and sales of shares of ETFs. This expense limitation arrangement cannot be terminated prior to December 31, 2013 without the Board of Trustees’ consent.

[11]

As a result of an expense limitation arrangement, the ratio of expenses, other than brokerage, interest, taxes and extraordinary expenses, to average net assets of Class C shares did not exceed 1.74% through May 31, 2011. The expense limitation takes into account the Underlying Funds expense ratio and brokerage commissions paid on purchases and sales of shares of ETFs.

[12]

As a result of a contractual expense limitation, effective March 22, 2010 through May 31, 2010, the ratio of expenses, other than brokerage, taxes and extraordinary expenses, to average net assets of Class C shares did not exceed 1.74%. The expense limitation takes into account the Underlying Funds expense ratio and brokerage commissions paid on purchases and sales of shares of ETFs.

[13]

As a result of a contractual expense limitation, the ratio of expenses, other than brokerage, taxes and extraordinary expenses, to average net assets of Class C shares did not exceed 1.90% until March 22, 2010. The expense limitation takes into account the Underlying Funds expense ratio and brokerage commissions paid on purchases and sales of shares of ETFs.

See Notes to Financial Statements.

46	Legg Mason Target Retirement Series 2012 Semi-Annual Report

Financial highlights (cont’d)

Legg Mason Target Retirement 2015

For a share of each class of beneficial interest outstanding throughout each year ended January 31, unless otherwise noted:
Class FI Shares[1]	2012[2]	2012	2011	2010	2009[3]

Net asset value, beginning of period	$11.25	$11.92	$10.38	$7.91	$11.40

Income (loss) from operations:
Net investment income[4]	0.05	0.17	0.32	0.30	0.20
Net realized and unrealized gain (loss)	(0.09)	(0.62)	1.48	2.45	(3.49)
Total income (loss) from operations	(0.04)	(0.45)	1.80	2.75	(3.29)

Less distributions from:
Net investment income	—	(0.18)	(0.26)	(0.28)	(0.20)
Net realized gains	—	(0.04)	—	—	—
Total distributions	—	(0.22)	(0.26)	(0.28)	(0.20)

Net asset value, end of period	$11.21	$11.25	$11.92	$10.38	$7.91
Total return[5]	(0.36)%	(3.74)%	17.42%	34.70%	(28.96)%

Net assets, end of period (000s)	$59	$70	$553	$476	$347

Ratios to average net assets:
Gross expenses[6]	3.91%[7]	3.28%	5.95%	18.15%	24.60%[7]
Net expenses[6,8,9]	0.61 [7,10]	0.49 [10,11]	0.43 [11,12,13]	0.58 [13]	0.58 [7,13]
Net investment income[4]	0.87 [7]	1.44	2.85	3.18	5.31 [7]

Portfolio turnover rate	162%	235%	54%	68%	11%

[1]	Per share amounts have been calculated using the average shares method.

[2]	For the six months ended July 31, 2012 (unaudited).

[3]	For the period August 29, 2008 (commencement of operations) through January 31, 2009.

[4]	Net investment income includes short-term capital gain distributions from Underlying Funds.

[5]

Performance figures may reflect compensating balance arrangements, fee waivers and/or expense reimbursements. In the absence of compensating balance arrangements, fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results. Total returns for periods of less than one year are not annualized.

[6]	Does not include expenses of the Underlying Funds in which the Fund invests.

[7]	Annualized.

[8]	Reflects fee waivers and/or expense reimbursements.

[9]	The impact of compensating balance arrangements, if any, was less than 0.01%.

[10]

As a result of an expense limitation arrangement, effective May 31, 2011, the ratio of expenses, other than brokerage, interest, taxes and extraordinary expenses, to average net assets of Class FI shares did not exceed 1.15%. The expense limitation takes into account the Underlying Funds expense ratio and brokerage commissions paid on purchases and sales of shares of ETFs. This expense limitation arrangement cannot be terminated prior to December 31, 2013 without the Board of Trustees’ consent.

[11]

As a result of an expense limitation arrangement, the ratio of expenses, other than brokerage, interest, taxes and extraordinary expenses, to average net assets of Class FI shares did not exceed 0.99% through May 31, 2011. The expense limitation takes into account the Underlying Funds expense ratio and brokerage commissions paid on purchases and sales of shares of ETFs.

[12]

As a result of a contractual expense limitation, effective March 22, 2010 through May 31, 2010, the ratio of expenses, other than brokerage, taxes and extraordinary expenses, to average net assets of Class FI shares did not exceed 0.99%. The expense limitation takes into account the Underlying Funds expense ratio and brokerage commissions paid on purchases and sales of shares of ETFs.

[13]

As a result of a contractual expense limitation, the ratio of expenses, other than brokerage, taxes and extraordinary expenses, to average net assets of Class FI shares did not exceed 1.15% until March 22, 2010. The expense limitation takes into account the Underlying Funds expense ratio and brokerage commissions paid on purchases and sales of shares of ETFs.

See Notes to Financial Statements.

Legg Mason Target Retirement Series 2012 Semi-Annual Report	47

Legg Mason Target Retirement 2015

For a share of each class of beneficial interest outstanding throughout each year ended January 31, unless otherwise noted:
Class R Shares[1]	2012[2]	2012	2011	2010	2009[3]

Net asset value, beginning of period	$11.25	$11.92	$10.38	$7.91	$11.40

Income (loss) from operations:
Net investment income[4]	0.03	0.12	0.29	0.28	0.19
Net realized and unrealized gain (loss)	(0.08)	(0.61)	1.48	2.44	(3.49)
Total income (loss) from operations	(0.05)	(0.49)	1.77	2.72	(3.30)

Less distributions from:
Net investment income	—	(0.14)	(0.23)	(0.25)	(0.19)
Net realized gains	—	(0.04)	—	—	—
Total distributions	—	(0.18)	(0.23)	(0.25)	(0.19)

Net asset value, end of period	$11.20	$11.25	$11.92	$10.38	$7.91
Total return[5]	(0.44)%	(4.08)%	17.11%	34.36%	(29.02)%

Net assets, end of period (000s)	$101	$102	$105	$91	$69

Ratios to average net assets:
Gross expenses[6]	3.94%[7]	3.55%	6.21%	18.27%	24.90%[7]
Net expenses[6,8,9]	0.86 [7,10]	0.86 [10,11]	0.68 [11,12,13]	0.84 [13]	0.83 [7,13]
Net investment income[4]	0.61 [7]	1.01	2.59	2.93	5.06 [7]

Portfolio turnover rate	162%	235%	54%	68%	11%

[1]	Per share amounts have been calculated using the average shares method.

[2]	For the six months ended July 31, 2012 (unaudited).

[3]	For the period August 29, 2008 (commencement of operations) to January 31, 2009.

[4]	Net investment income includes short-term capital gain distributions from Underlying Funds.

[5]

Performance figures may reflect compensating balance arrangements, fee waivers and/or expense reimbursements. In the absence of compensating balance arrangements, fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results. Total returns for periods of less than one year are not annualized.

[6]	Does not include expenses of the Underlying Funds in which the Fund invests.

[7]	Annualized.

[8]	Reflects fee waivers and/or expense reimbursements.

[9]	The impact of compensating balance arrangements, if any, was less than 0.01%.

[10]

As a result of an expense limitation arrangement, effective May 31, 2011, the ratio of expenses, other than brokerage, interest, taxes and extraordinary expenses, to average net assets of Class R shares did not exceed 1.40%. The expense limitation takes into account the Underlying Funds expense ratio and brokerage commissions paid on purchases and sales of shares of ETFs. This expense limitation arrangement cannot be terminated prior to December 31, 2013 without the Board of Trustees’ consent.

[11]

As a result of an expense limitation arrangement, the ratio of expenses, other than brokerage, interest, taxes and extraordinary expenses, to average net assets of Class R shares did not exceed 1.24% through May 31, 2011. The expense limitation takes into account the Underlying Funds expense ratio and brokerage commissions paid on purchases and sales of shares of ETFs.

[12]

As a result of a contractual expense limitation, effective March 22, 2010 through May 31, 2010, the ratio of expenses, other than brokerage, taxes and extraordinary expenses, to average net assets of Class R shares did not exceed 1.24%. The expense limitation takes into account the Underlying Funds expense ratio and brokerage commissions paid on purchases and sales of shares of ETFs.

[13]

As a result of a contractual expense limitation, the ratio of expenses, other than brokerage, taxes and extraordinary expenses, to average net assets of Class R shares did not exceed 1.40% until March 22, 2010. The expense limitation takes into account the Underlying Funds expense ratio and brokerage commissions paid on purchases and sales of shares of ETFs.

See Notes to Financial Statements.

48	Legg Mason Target Retirement Series 2012 Semi-Annual Report

Financial highlights (cont’d)

Legg Mason Target Retirement 2015

For a share of each class of beneficial interest outstanding throughout each year ended January 31, unless otherwise noted:
Class I Shares[1]	2012[2]	2012	2011	2010	2009[3]

Net asset value, beginning of period	$11.24	$11.92	$10.39	$7.92	$11.40

Income (loss) from operations:
Net investment income[4]	0.06	0.19	0.34	0.34	0.21
Net realized and unrealized gain (loss)	(0.09)	(0.61)	1.49	2.44	(3.48)
Total income (loss) from operations	(0.03)	(0.42)	1.83	2.78	(3.27)

Less distributions from:
Net investment income	—	(0.22)	(0.30)	(0.31)	(0.21)
Net realized gains	—	(0.04)	—	—	—
Total distributions	—	(0.26)	(0.30)	(0.31)	(0.21)

Net asset value, end of period	$11.21	$11.24	$11.92	$10.39	$7.92
Total return[5]	(0.27)%	(3.48)%	17.63%	35.07%	(28.80)%

Net assets, end of period (000s)	$24	$86	$212	$138	$70

Ratios to average net assets:
Gross expenses[6]	3.47%[7]	3.18%	5.78%	15.32%	24.39%[7]
Net expenses[6,8,9]	0.33 [7,10]	0.27 [10,11]	0.17 [11,12,13]	0.28 [13]	0.28 [7,13]
Net investment income[4]	1.05 [7]	1.59	3.07	3.56	5.61 [7]

Portfolio turnover rate	162%	235%	54%	68%	11%

[1]	Per share amounts have been calculated using the average shares method.

[2]	For the six months ended July 31, 2012 (unaudited).

[3]	For the period August 29, 2008 (commencement of operations) to January 31, 2009.

[4]	Net investment income includes short-term capital gain distributions from Underlying Funds.

[5]

Performance figures may reflect compensating balance arrangements, fee waivers and/or expense reimbursements. In the absence of compensating balance arrangements, fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results. Total returns for periods of less than one year are not annualized.

[6]	Does not include expenses of the Underlying Funds in which the Fund invests.

[7]	Annualized.

[8]	Reflects fee waivers and/or expense reimbursements.

[9]	The impact of compensating balance arrangements, if any, was less than 0.01%.

[10]

As a result of an expense limitation arrangement, effective May 31, 2011, the ratio of expenses, other than brokerage, interest, taxes and extraordinary expenses, to average net assets of Class I shares did not exceed 0.85%. The expense limitation takes into account the Underlying Funds expense ratio and brokerage commissions paid on purchases and sales of shares of ETFs. This expense limitation arrangement cannot be terminated prior to December 31, 2013 without the Board of Trustees’ consent.

[11]

As a result of an expense limitation arrangement, the ratio of expenses, other than brokerage, interest, taxes and extraordinary expenses, to average net assets of Class I shares did not exceed 0.74% through May 31, 2011. The expense limitation takes into account the Underlying Funds expense ratio and brokerage commissions paid on purchases and sales of shares of ETFs.

[12]

As a result of a contractual expense limitation, effective March 22, 2010 through May 31, 2010, the ratio of expenses, other than brokerage, taxes and extraordinary expenses, to average net assets of Class I shares did not exceed 0.74%. The expense limitation takes into account the Underlying Funds expense ratio and brokerage commissions paid on purchases and sales of shares of ETFs.

[13]

As a result of a contractual expense limitation, the ratio of expenses, other than brokerage, taxes and extraordinary expenses, to average net assets of Class I shares did not exceed 0.85% until March 22, 2010. The expense limitation takes into account the Underlying Funds expense ratio and brokerage commissions paid on purchases and sales of shares of ETFs.

See Notes to Financial Statements.

Legg Mason Target Retirement Series 2012 Semi-Annual Report	49

Legg Mason Target Retirement 2020

For a share of each class of beneficial interest outstanding throughout each year ended January 31, unless otherwise noted:
Class A Shares[1]	2012[2]	2012	2011	2010	2009[3]

Net asset value, beginning of period	$11.73	$11.79	$10.25	$7.81	$11.40

Income (loss) from operations:
Net investment income[4]	0.08	0.24	0.36	0.30	0.18
Net realized and unrealized gain (loss)	0.15	(0.07)	1.45	2.40	(3.59)
Total income (loss) from operations	0.23	0.17	1.81	2.70	(3.41)

Less distributions from:
Net investment income	—	(0.23)	(0.27)	(0.26)	(0.18)
Total distributions	—	(0.23)	(0.27)	(0.26)	(0.18)

Net asset value, end of period	$11.96	$11.73	$11.79	$10.25	$7.81
Total return[5]	1.96%	1.55%	17.72%	34.46%	(30.03)%

Net assets, end of period (000s)	$954	$568	$533	$192	$68

Ratios to average net assets:
Gross expenses[6]	3.04%[7]	3.58%	5.29%	13.03%	25.21%[7]
Net expenses[6,8,9]	0.54 [7,10]	0.49 [10,11]	0.41 [11,12,13]	0.58 [13]	0.57 [7,13]
Net investment income[4]	1.43 [7]	2.05	3.23	3.14	4.90 [7]

Portfolio turnover rate	21%	44%	41%	50%	10%

[1]	Per share amounts have been calculated using the average shares method.

[2]	For the six months ended July 31, 2012 (unaudited).

[3]	For the period August 29, 2008 (commencement of operations) to January 31, 2009.

[4]	Net investment income includes short-term capital gain distributions from Underlying Funds.

[5]

Performance figures, exclusive of sales charges, may reflect compensating balance arrangements, fee waivers and/or expense reimbursements. In the absence of compensating balance arrangements, fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results. Total returns for periods of less than one year are not annualized.

[6]	Does not include expenses of the Underlying Funds in which the Fund invests.

[7]	Annualized.

[8]	Reflects fee waivers and/or expense reimbursements.

[9]	The impact of compensating balance arrangements, if any, was less than 0.01%.

[10]

As a result of an expense limitation arrangement, effective May 31, 2011, the ratio of expenses, other than brokerage, interest, taxes and extraordinary expenses, to average net assets of Class A shares did not exceed 1.15%. The expense limitation takes into account the Underlying Funds expense ratio and brokerage commissions paid on purchases and sales of shares of ETFs. This expense limitation arrangement cannot be terminated prior to December 31, 2013 without the Board of Trustees’ consent.

[11]

As a result of an expense limitation arrangement, the ratio of expenses, other than brokerage, interest, taxes and extraordinary expenses, to average net assets of Class A shares did not exceed 0.99% through May 31, 2011. The expense limitation takes into account the Underlying Funds expense ratio and brokerage commissions paid on purchases and sales of shares of ETFs.

[12]

As a result of a contractual expense limitation, effective March 22, 2010 through May 31, 2010, the ratio of expenses, other than brokerage, taxes and extraordinary expenses, to average net assets of Class A shares did not exceed 0.99%. The expense limitation takes into account the Underlying Funds expense ratio and brokerage commissions paid on purchases and sales of shares of ETFs.

[13]

As a result of a contractual expense limitation, the ratio of expenses, other than brokerage, taxes and extraordinary expenses, to average net assets of Class A shares did not exceed 1.15% until March 22, 2010. The expense limitation takes into account the Underlying Funds expense ratio and brokerage commissions paid on purchases and sales of shares of ETFs.

See Notes to Financial Statements.

50	Legg Mason Target Retirement Series 2012 Semi-Annual Report

Financial highlights (cont’d)

Legg Mason Target Retirement 2020

For a share of each class of beneficial interest outstanding throughout each year ended January 31, unless otherwise noted:
Class C Shares[1]	2012[2]	2012	2011	2010	2009[3]

Net asset value, beginning of period	$11.74	$11.79	$10.25	$7.81	$11.40

Income (loss) from operations:
Net investment income[4]	0.03	0.14	0.23	0.22	0.11
Net realized and unrealized gain (loss)	0.15	(0.04)	1.49	2.39	(3.54)
Total income (loss) from operations	0.18	0.10	1.72	2.61	(3.43)

Less distributions from:
Net investment income	—	(0.15)	(0.18)	(0.17)	(0.16)
Total distributions	—	(0.15)	(0.18)	(0.17)	(0.16)

Net asset value, end of period	$11.92	$11.74	$11.79	$10.25	$7.81
Total return[5]	1.53%	0.88%	16.80%	33.43%	(30.20)%

Net assets, end of period (000s)	$2,379	$2,520	$2,399	$1,217	$310

Ratios to average net assets:
Gross expenses[6]	3.94%[7]	4.24%	6.20%	14.33%	17.12%[7]
Net expenses[6,8,9]	1.30 [7,10]	1.24 [10,11]	1.16 [11,12,13]	1.33 [13]	1.32 [7,13]
Net investment income[4]	0.57 [7]	1.20	2.08	2.28	3.13 [7]

Portfolio turnover rate	21%	44%	41%	50%	10%

[1]	Per share amounts have been calculated using the average shares method.

[2]	For the six months ended July 31, 2012 (unaudited).

[3]	For the period August 29, 2008 (commencement of operations) to January 31, 2009.

[4]	Net investment income includes short-term capital gain distributions from Underlying Funds.

[5]

Performance figures, exclusive of CDSC, may reflect compensating balance arrangements, fee waivers and/or expense reimbursements. In the absence of compensating balance arrangements, fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results. Total returns for periods of less than one year are not annualized.

[6]	Does not include expenses of the Underlying Funds in which the Fund invests.

[7]	Annualized.

[8]	Reflects fee waivers and/or expense reimbursements.

[9]	The impact of compensating balance arrangements, if any, was less than 0.01%.

[10]

As a result of an expense limitation arrangement, effective May 31, 2011, the ratio of expenses, other than brokerage, interest, taxes and extraordinary expenses, to average net assets of Class C shares did not exceed 1.90%. The expense limitation takes into account the Underlying Funds expense ratio and brokerage commissions paid on purchases and sales of shares of ETFs. This expense limitation arrangement cannot be terminated prior to December 31, 2013 without the Board of Trustees’ consent.

[11]

As a result of an expense limitation arrangement, the ratio of expenses, other than brokerage, interest, taxes and extraordinary expenses, to average net assets of Class C shares did not exceed 1.74% through May 31, 2011. The expense limitation takes into account the Underlying Funds expense ratio and brokerage commissions paid on purchases and sales of shares of ETFs.

[12]

As a result of a contractual expense limitation, effective March 22, 2010 through May 31, 2010, the ratio of expenses, other than brokerage, taxes and extraordinary expenses, to average net assets of Class C shares did not exceed 1.74%. The expense limitation takes into account the Underlying Funds expense ratio and brokerage commissions paid on purchases and sales of shares of ETFs.

[13]

As a result of a contractual expense limitation, the ratio of expenses, other than brokerage, taxes and extraordinary expenses, to average net assets of Class C shares did not exceed 1.90% until March 22, 2010. The expense limitation takes into account the Underlying Funds expense ratio and brokerage commissions paid on purchases and sales of shares of ETFs.

See Notes to Financial Statements.

Legg Mason Target Retirement Series 2012 Semi-Annual Report	51

Legg Mason Target Retirement 2020

For a share of each class of beneficial interest outstanding throughout each year ended January 31, unless otherwise noted:
Class FI Shares[1]	2012[2]	2012	2011	2010	2009[3]

Net asset value, beginning of period	$11.74	$11.79	$10.25	$7.81	$11.40

Income (loss) from operations:
Net investment income[4]	0.08	0.18	0.29	0.26	0.18
Net realized and unrealized gain (loss)	0.15	(0.00) [5]	1.52	2.44	(3.59)
Total income (loss) from operations	0.23	0.18	1.81	2.70	(3.41)

Less distributions from:
Net investment income	—	(0.23)	(0.27)	(0.26)	(0.18)
Total distributions	—	(0.23)	(0.27)	(0.26)	(0.18)

Net asset value, end of period	$11.97	$11.74	$11.79	$10.25	$7.81
Total return[6]	1.96%	1.62%	17.69%	34.46%	(30.03)%

Net assets, end of period (000s)	$27	$67	$517	$450	$343

Ratios to average net assets:
Gross expenses[7]	2.95%[8]	3.37%	5.19%	15.32%	25.16%[8]
Net expenses[7,9,10]	0.55 [8,11]	0.44 [11,12]	0.42 [12,13,14]	0.58 [14]	0.57 [8,14]
Net investment income[4]	1.42 [8]	1.50	2.65	2.82	4.90 [8]

Portfolio turnover rate	21%	44%	41%	50%	10%

[1]	Per share amounts have been calculated using the average shares method.

[2]	For the six months ended July 31, 2012 (unaudited).

[3]	For the period August 29,2008 (commencement of operations) through January 31, 2009.

[4]	Net investment income includes short-term capital gain distributions from Underlying Funds.

[5]	Amount represents less than $0.01 per share.

[6]

Performance figures may reflect compensating balance arrangements, fee waivers and/or expense reimbursements. In the absence of compensating balance arrangements, fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results. Total returns for periods of less than one year are not annualized.

[7]	Does not include expenses of the Underlying Funds in which the Fund invests.

[8]	Annualized.

[9]	Reflects fee waivers and/or expense reimbursements.

[10]	The impact of compensating balance arrangements, if any, was less than 0.01%.

[11]

As a result of an expense limitation arrangement, effective May 31, 2011, the ratio of expenses, other than brokerage, interest, taxes and extraordinary expenses, to average net assets of Class FI shares did not exceed 1.15%. The expense limitation takes into account the Underlying Funds expense ratio and brokerage commissions paid on purchases and sales of shares of ETFs. This expense limitation arrangement cannot be terminated prior to December 31, 2013 without the Board of Trustees’ consent.

[12]

As a result of an expense limitation arrangement, the ratio of expenses, other than brokerage, interest, taxes and extraordinary expenses, to average net assets of Class FI shares did not exceed 0.99% through May 31, 2011. The expense limitation takes into account the Underlying Funds expense ratio and brokerage commissions paid on purchases and sales of shares of ETFs.

[13]

As a result of a contractual expense limitation, effective March 22, 2010 through May 31, 2010, the ratio of expenses, other than brokerage, taxes and extraordinary expenses, to average net assets of Class FI shares did not exceed 0.99%. The expense limitation takes into account the Underlying Funds expense ratio and brokerage commissions paid on purchases and sales of shares of ETFs.

[14]

As a result of a contractual expense limitation, the ratio of expenses, other than brokerage, taxes and extraordinary expenses, to average net assets of Class FI shares did not exceed 1.15% until March 22, 2010. The expense limitation takes into account the Underlying Funds expense ratio and brokerage commissions paid on purchases and sales of shares of ETFs.

See Notes to Financial Statements.

52	Legg Mason Target Retirement Series 2012 Semi-Annual Report

Financial highlights (cont’d)

Legg Mason Target Retirement 2020

For a share of each class of beneficial interest outstanding throughout each year ended January 31, unless otherwise noted:
Class R Shares[1]	2012[2]	2012	2011	2010	2009[3]

Net asset value, beginning of period	$11.73	$11.79	$10.25	$7.81	$11.40

Income (loss) from operations:
Net investment income[4]	0.07	0.19	0.26	0.24	0.17
Net realized and unrealized gain (loss)	0.15	(0.05)	1.52	2.43	(3.59)
Total income (loss) from operations	0.22	0.14	1.78	2.67	(3.42)

Less distributions from:
Net investment income	—	(0.20)	(0.24)	(0.23)	(0.17)
Total distributions	—	(0.20)	(0.24)	(0.23)	(0.17)

Net asset value, end of period	$11.95	$11.73	$11.79	$10.25	$7.81
Total return[5]	1.88%	1.29%	17.40%	34.11%	(30.09)%

Net assets, end of period (000s)	$231	$138	$169	$143	$68

Ratios to average net assets:
Gross expenses[6]	3.18%[7]	3.60%	5.51%	15.12%	25.46%[7]
Net expenses[6,8,9]	0.79 [7,10]	0.73 [10,11]	0.67 [11,12,13]	0.83 [13]	0.83 [7,13]
Net investment income[4]	1.18 [7]	1.60	2.40	2.56	4.65 [7]

Portfolio turnover rate	21%	44%	41%	50%	10%

[1]	Per share amounts have been calculated using the average shares method.

[2]	For the six months ended July 31, 2012 (unaudited).

[3]	For the period August 29, 2008 (commencement of operations) to January 31, 2009.

[4]	Net investment income includes short-term capital gain distributions from Underlying Funds.

[5]

Performance figures may reflect compensating balance arrangements, fee waivers and/or expense reimbursements. In the absence of compensating balance arrangements, fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results. Total returns for periods of less than one year are not annualized.

[6]	Does not include expenses of the Underlying Funds in which the Fund invests.

[7]	Annualized.

[8]	Reflects fee waivers and/or expense reimbursements.

[9]	The impact of compensating balance arrangements, if any, was less than 0.01%.

[10]

As a result of an expense limitation arrangement, effective May 31, 2011, the ratio of expenses, other than brokerage, interest, taxes and extraordinary expenses, to average net assets of Class R shares did not exceed 1.40%. The expense limitation takes into account the Underlying Funds expense ratio and brokerage commissions paid on purchases and sales of shares of ETFs. This expense limitation arrangement cannot be terminated prior to December 31, 2013 without the Board of Trustees’ consent.

[11]

As a result of an expense limitation arrangement, the ratio of expenses, other than brokerage, interest, taxes and extraordinary expenses, to average net assets of Class R shares did not exceed 1.24% through May 31, 2011. The expense limitation takes into account the Underlying Funds expense ratio and brokerage commissions paid on purchases and sales of shares of ETFs.

[12]

As a result of a contractual expense limitation, effective March 22, 2010 through May 31, 2010, the ratio of expenses, other than brokerage, taxes and extraordinary expenses, to average net assets of Class R shares did not exceed 1.24%. The expense limitation takes into account the Underlying Funds expense ratio and brokerage commissions paid on purchases and sales of shares of ETFs.

[13]

As a result of a contractual expense limitation, the ratio of expenses, other than brokerage, taxes and extraordinary expenses, to average net assets of Class R shares did not exceed 1.40% until March 22, 2010. The expense limitation takes into account the Underlying Funds expense ratio and brokerage commissions paid on purchases and sales of shares of ETFs.

See Notes to Financial Statements.

Legg Mason Target Retirement Series 2012 Semi-Annual Report	53

Legg Mason Target Retirement 2020

For a share of each class of beneficial interest outstanding throughout each year ended January 31, unless otherwise noted:
Class I Shares[1]	2012[2]	2012	2011	2010	2009[3]

Net asset value, beginning of period	$11.72	$11.79	$10.26	$7.81	$11.40

Income (loss) from operations:
Net investment income[4]	0.09	0.27	0.32	0.32	0.19
Net realized and unrealized gain (loss)	0.16	(0.06)	1.51	2.42	(3.59)
Total income (loss) from operations	0.25	0.21	1.83	2.74	(3.40)

Less distributions from:
Net investment income	(0.01)	(0.28)	(0.30)	(0.29)	(0.19)
Total distributions	(0.01)	(0.28)	(0.30)	(0.29)	(0.19)

Net asset value, end of period	$11.96	$11.72	$11.79	$10.26	$7.81
Total return[5]	2.11%	1.84%	17.92%	35.01%	(29.96)%

Net assets, end of period (000s)	$1,097	$1,514	$911	$177	$69

Ratios to average net assets:
Gross expenses[6]	2.74%[7]	3.04%	4.98%	12.48%	24.89%[7]
Net expenses[6,8,9]	0.25 [7,10]	0.21 [10,11]	0.16 [11,12,13]	0.28 [13]	0.27 [7,13]
Net investment income[4]	1.57 [7]	2.34	2.96	3.35	5.21 [7]

Portfolio turnover rate	21%	44%	41%	50%	10%

[1]	Per share amounts have been calculated using the average shares method.

[2]	For the six months ended July 31, 2012 (unaudited).

[3]	For the period August 29, 2008 (commencement of operations) to January 31, 2009.

[4]	Net investment income includes short-term capital gain distributions from Underlying Funds.

[5]

Performance figures may reflect compensating balance arrangements, fee waivers and/or expense reimbursements. In the absence of compensating balance arrangements, fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results. Total returns for periods of less than one year are not annualized.

[6]	Does not include expenses of the Underlying Funds in which the Fund invests.

[7]	Annualized.

[8]	Reflects fee waivers and/or expense reimbursements.

[9]	The impact of compensating balance arrangements, if any, was less than 0.01%.

[10]

As a result of an expense limitation arrangement, effective May 31, 2011, the ratio of expenses, other than brokerage, interest, taxes and extraordinary expenses, to average net assets of Class I shares did not exceed 0.85%. The expense limitation takes into account the Underlying Funds expense ratio and brokerage commissions paid on purchases and sales of shares of ETFs. This expense limitation arrangement cannot be terminated prior to December 31, 2013 without the Board of Trustees’ consent.

[11]

As a result of an expense limitation arrangement, the ratio of expenses, other than brokerage, interest, taxes and extraordinary expenses, to average net assets of Class I shares did not exceed 0.74% through May 31, 2011. The expense limitation takes into account the Underlying Funds expense ratio and brokerage commissions paid on purchases and sales of shares of ETFs.

[12]

As a result of a contractual expense limitation, effective March 22, 2010 through May 31, 2010, the ratio of expenses, other than brokerage, taxes and extraordinary expenses, to average net assets of Class I shares did not exceed 0.74%. The expense limitation takes into account the Underlying Funds expense ratio and brokerage commissions paid on purchases and sales of shares of ETFs.

[13]

As a result of a contractual expense limitation, the ratio of expenses, other than brokerage, taxes and extraordinary expenses, to average net assets of Class I shares did not exceed 0.85% until March 22, 2010. The expense limitation takes into account the Underlying Funds expense ratio and brokerage commissions paid on purchases and sales of shares of ETFs.

See Notes to Financial Statements.

54	Legg Mason Target Retirement Series 2012 Semi-Annual Report

Financial highlights (cont’d)

Legg Mason Target Retirement 2025

For a share of each class of beneficial interest outstanding throughout each year ended January 31, unless otherwise noted:
Class A Shares[1]	2012[2]	2012	2011	2010	2009[3]

Net asset value, beginning of period	$11.56	$11.65	$10.05	$7.60	$11.40

Income (loss) from operations:
Net investment income[4]	0.08	0.22	0.28	0.26	0.17
Net realized and unrealized gain (loss)	0.16	(0.09)	1.57	2.41	(3.80)
Total income (loss) from operations	0.24	0.13	1.85	2.67	(3.63)

Less distributions from:
Net investment income	—	(0.22)	(0.25)	(0.22)	(0.17)
Net realized gains	(0.01)	—	—	—	—
Total distributions	(0.01)	(0.22)	(0.25)	(0.22)	(0.17)

Net asset value, end of period	$11.79	$11.56	$11.65	$10.05	$7.60
Total return[5]	2.08%	1.23%	18.50%	35.13%	(31.93)%

Net assets, end of period (000s)	$1,323	$828	$325	$216	$67

Ratios to average net assets:
Gross expenses[6]	2.45%[7]	3.05%	4.80%	13.74%	25.33%[7]
Net expenses[6,8,9]	0.53 [7,10]	0.49 [10,11]	0.40 [11,12,13]	0.57 [13]	0.57 [7,13]
Net investment income[4]	1.33 [7]	1.95	2.57	2.78	4.77 [7]

Portfolio turnover rate	13%	29%	28%	48%	8%

[1]	Per share amounts have been calculated using the average shares method.

[2]	For the six months ended July 31, 2012 (unaudited).

[3]	For the period August 29, 2008 (commencement of operations) to January 31, 2009.

[4]	Net investment income includes short-term capital gain distributions from Underlying Funds.

[5]

Performance figures, exclusive of sales charges, may reflect compensating balance arrangements, fee waivers and/or expense reimbursements. In the absence of compensating balance arrangements, fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results. Total returns for periods of less than one year are not annualized.

[6]	Does not include expenses of the Underlying Funds in which the Fund invests.

[7]	Annualized.

[8]	Reflects fee waivers and/or expense reimbursements.

[9]	The impact of compensating balance arrangements, if any, was less than 0.01%.

[10]

As a result of an expense limitation arrangement, effective May 31, 2011, the ratio of expenses, other than brokerage, interest, taxes and extraordinary expenses, to average net assets of Class A shares did not exceed 1.15%. The expense limitation takes into account the Underlying Funds expense ratio and brokerage commissions paid on purchases and sales of shares of ETFs. This expense limitation arrangement cannot be terminated prior to December 31, 2013 without the Board of Trustees’ consent.

[11]

As a result of an expense limitation arrangement, the ratio of expenses, other than brokerage, interest, taxes and extraordinary expenses, to average net assets of Class A shares did not exceed 0.99% through May 31, 2011. The expense limitation takes into account the Underlying Funds expense ratio and brokerage commissions paid on purchases and sales of shares of ETFs.

[12]

As a result of a contractual expense limitation, effective March 22, 2010 through May 31, 2010, the ratio of expenses, other than brokerage, taxes and extraordinary expenses, to average net assets of Class A shares did not exceed 0.99%. The expense limitation takes into account the Underlying Funds expense ratio and brokerage commissions paid on purchases and sales of shares of ETFs.

[13]

As a result of a contractual expense limitation, the ratio of expenses, other than brokerage, taxes and extraordinary expenses, to average net assets of Class A shares did not exceed 1.15% until March 22, 2010. The expense limitation takes into account the Underlying Funds expense ratio and brokerage commissions paid on purchases and sales of shares of ETFs.

See Notes to Financial Statements.

Legg Mason Target Retirement Series 2012 Semi-Annual Report	55

Legg Mason Target Retirement 2025

For a share of each class of beneficial interest outstanding throughout each year ended January 31, unless otherwise noted:
Class C Shares[1]	2012[2]	2012	2011	2010	2009[3]

Net asset value, beginning of period	$11.56	$11.65	$10.05	$7.60	$11.40

Income (loss) from operations:
Net investment income[4]	0.03	0.13	0.20	0.21	0.13
Net realized and unrealized gain (loss)	0.17	(0.08)	1.57	2.38	(3.78)
Total income (loss) from operations	0.20	0.05	1.77	2.59	(3.65)

Less distributions from:
Net investment income	—	(0.14)	(0.17)	(0.14)	(0.15)
Net realized gains	(0.01)	—	—	—	—
Total distributions	(0.01)	(0.14)	(0.17)	(0.14)	(0.15)

Net asset value, end of period	$11.75	$11.56	$11.65	$10.05	$7.60
Total return[5]	1.73%	0.48%	17.61%	34.09%	(32.10)%

Net assets, end of period (000s)	$3,762	$3,702	$3,112	$1,521	$160

Ratios to average net assets:
Gross expenses[6]	3.39%[7]	3.81%	5.67%	14.80%	24.88%[7]
Net expenses[6,8,9]	1.29 [7,10]	1.22 [10,11]	1.15 [11,12,13]	1.32 [13]	1.31 [7,13]
Net investment income[4]	0.48 [7]	1.17	1.87	2.19	3.78 [7]

Portfolio turnover rate	13%	29%	28%	48%	8%

[1]	Per share amounts have been calculated using the average shares method.

[2]	For the six months ended July 31, 2012 (unaudited).

[3]	For the period August 29, 2008 (commencement of operations) to January 31, 2009.

[4]	Net investment income includes short-term capital gain distributions from Underlying Funds.

[5]

Performance figures, exclusive of CDSC, may reflect compensating balance arrangements, fee waivers and/or expense reimbursements. In the absence of compensating balance arrangements, fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results. Total returns for periods of less than one year are not annualized.

[6]	Does not include expenses of the Underlying Funds in which the Fund invests.

[7]	Annualized.

[8]	Reflects fee waivers and/or expense reimbursements.

[9]	The impact of compensating balance arrangements, if any, was less than 0.01%.

[10]

As a result of an expense limitation arrangement, effective May 31, 2011, the ratio of expenses, other than brokerage, interest, taxes and extraordinary expenses, to average net assets of Class C shares did not exceed 1.90%. The expense limitation takes into account the Underlying Funds expense ratio and brokerage commissions paid on purchases and sales of shares of ETFs. This expense limitation arrangement cannot be terminated prior to December 31, 2013 without the Board of Trustees’ consent.

[11]

As a result of an expense limitation arrangement, the ratio of expenses, other than brokerage, interest, taxes and extraordinary expenses, to average net assets of Class C shares did not exceed 1.74% through May 31, 2011. The expense limitation takes into account the Underlying Funds expense ratio and brokerage commissions paid on purchases and sales of shares of ETFs.

[12]

As a result of a contractual expense limitation, effective March 22, 2010 through May 31, 2010, the ratio of expenses, other than brokerage, taxes and extraordinary expenses, to average net assets of Class C shares did not exceed 1.74%. The expense limitation takes into account the Underlying Funds expense ratio and brokerage commissions paid on purchases and sales of shares of ETFs.

[13]

As a result of a contractual expense limitation, the ratio of expenses, other than brokerage, taxes and extraordinary expenses, to average net assets of Class C shares did not exceed 1.90% until March 22, 2010. The expense limitation takes into account the Underlying Funds expense ratio and brokerage commissions paid on purchases and sales of shares of ETFs.

See Notes to Financial Statements.

56	Legg Mason Target Retirement Series 2012 Semi-Annual Report

Financial highlights (cont’d)

Legg Mason Target Retirement 2025

For a share of each class of beneficial interest outstanding throughout each year ended January 31, unless otherwise noted:
Class FI Shares[1]	2012[2]	2012	2011	2010	2009[3]

Net asset value, beginning of period	$11.56	$11.65	$10.05	$7.60	$11.40

Income (loss) from operations:
Net investment income[4]	0.08	0.17	0.26	0.24	0.17
Net realized and unrealized gain (loss)	0.17	(0.04)	1.59	2.43	(3.80)
Total income (loss) from operations	0.25	0.13	1.85	2.67	(3.63)

Less distributions from:
Net investment income	—	(0.22)	(0.25)	(0.22)	(0.17)
Net realized gains	(0.01)	—	—	—	—
Total distributions	(0.01)	(0.22)	(0.25)	(0.22)	(0.17)

Net asset value, end of period	$11.80	$11.56	$11.65	$10.05	$7.60
Total return[5]	2.17%	1.22%	18.49%	35.13%	(31.93)%

Net assets, end of period (000s)	$13	$72	$511	$441	$334

Ratios to average net assets:
Gross expenses[6]	2.44%[7]	3.01%	4.66%	16.80%	25.36%[7]
Net expenses[6,8,9]	0.55 [7,10]	0.43 [10,11]	0.41 [11,12,13]	0.57 [13]	0.57 [7,13]
Net investment income[4]	1.33 [7]	1.41	2.46	2.62	4.75 [7]

Portfolio turnover rate	13%	29%	28%	48%	8%

[1]	Per share amounts have been calculated using the average shares method.

[2]	For the six months ended July 31, 2012 (unaudited).

[3]	For the period August 29, 2008 (commencement of operations) to January 31, 2009.

[4]	Net investment income includes short-term capital gain distributions from Underlying Funds.

[5]

Performance figures may reflect compensating balance arrangements, fee waivers and/or expense reimbursements. In the absence of compensating balance arrangements, fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results. Total returns for periods of less than one year are not annualized.

[6]	Does not include expenses of the Underlying Funds in which the Fund invests.

[7]	Annualized.

[8]	Reflects fee waivers and/or expense reimbursements.

[9]	The impact of compensating balance arrangements, if any, was less than 0.01%.

[10]

As a result of an expense limitation arrangement, effective May 31, 2011, the ratio of expenses, other than brokerage, interest, taxes and extraordinary expenses, to average net assets of Class FI shares did not exceed 1.15%. The expense limitation takes into account the Underlying Funds expense ratio and brokerage commissions paid on purchases and sales of shares of ETFs. This expense limitation arrangement cannot be terminated prior to December 31, 2013 without the Board of Trustees’ consent.

[11]

As a result of an expense limitation arrangement, the ratio of expenses, other than brokerage, interest, taxes and extraordinary expenses, to average net assets of Class FI shares did not exceed 0.99% through May 31, 2011. The expense limitation takes into account the Underlying Funds expense ratio and brokerage commissions paid on purchases and sales of shares of ETFs.

[12]

As a result of a contractual expense limitation, effective March 22, 2010 through May 31, 2010, the ratio of expenses, other than brokerage, taxes and extraordinary expenses, to average net assets of Class FI shares did not exceed 0.99%. The expense limitation takes into account the Underlying Funds expense ratio and brokerage commissions paid on purchases and sales of shares of ETFs.

[13]

As a result of a contractual expense limitation, the ratio of expenses, other than brokerage, taxes and extraordinary expenses, to average net assets of Class FI shares did not exceed 1.15% until March 22, 2010. The expense limitation takes into account the Underlying Funds expense ratio and brokerage commissions paid on purchases and sales of shares of ETFs.

See Notes to Financial Statements.

Legg Mason Target Retirement Series 2012 Semi-Annual Report	57

Legg Mason Target Retirement 2025

For a share of each class of beneficial interest outstanding throughout each year ended January 31, unless otherwise noted:
Class R Shares[1]	2012[2]	2012	2011	2010	2009[3]

Net asset value, beginning of period	$11.56	$11.65	$10.04	$7.60	$11.40

Income (loss) from operations:
Net investment income[4]	0.06	0.22	0.24	0.22	0.16
Net realized and unrealized gain (loss)	0.17	(0.12)	1.59	2.42	(3.80)
Total income (loss) from operations	0.23	0.10	1.83	2.64	(3.64)

Less distributions from:
Net investment income	—	(0.19)	(0.22)	(0.20)	(0.16)
Net realized gains	(0.01)	—	—	—	—
Total distributions	(0.01)	(0.19)	(0.22)	(0.20)	(0.16)

Net asset value, end of period	$11.78	$11.56	$11.65	$10.04	$7.60
Total return[5]	1.99%	0.98%	18.31%	34.65%	(31.99)%

Net assets, end of period (000s)	$67	$162	$114	$88	$67

Ratios to average net assets:
Gross expenses[6]	2.86%[7]	3.10%	4.92%	17.08%	25.66%[7]
Net expenses[6,8,9]	0.79 [7,10]	0.74 [10,11]	0.66 [11,12,13]	0.82 [13]	0.82 [7,13]
Net investment income[4]	1.00 [7]	1.95	2.22	2.37	4.50 [7]

Portfolio turnover rate	13%	29%	28%	48%	8%

[1]	Per share amounts have been calculated using the average shares method.

[2]	For the six months ended July 31, 2012 (unaudited).

[3]	For the period August 29, 2008 (commencement of operations) to January 31, 2009.

[4]	Net investment income includes short-term capital gain distributions from Underlying Funds.

[5]

Performance figures may reflect compensating balance arrangements, fee waivers and/or expense reimbursements. In the absence of compensating balance arrangements, fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results. Total returns for periods of less than one year are not annualized.

[6]	Does not include expenses of the Underlying Funds in which the Fund invests.

[7]	Annualized.

[8]	Reflects fee waivers and/or expense reimbursements.

[9]	The impact of compensating balance arrangements, if any, was less than 0.01%.

[10]

As a result of an expense limitation arrangement, effective May 31, 2011, the ratio of expenses, other than brokerage, interest, taxes and extraordinary expenses, to average net assets of Class R shares did not exceed 1.40%. The expense limitation takes into account the Underlying Funds expense ratio and brokerage commissions paid on purchases and sales of shares of ETFs. This expense limitation arrangement cannot be terminated prior to December 31, 2013 without the Board of Trustees’ consent.

[11]

As a result of an expense limitation arrangement, the ratio of expenses, other than brokerage, interest, taxes and extraordinary expenses, to average net assets of Class R shares did not exceed 1.24% through May 31, 2011. The expense limitation takes into account the Underlying Funds expense ratio and brokerage commissions paid on purchases and sales of shares of ETFs.

[12]

As a result of a contractual expense limitation, effective March 22, 2010 through May 31, 2010, the ratio of expenses, other than brokerage, taxes and extraordinary expenses, to average net assets of Class R shares did not exceed 1.24%. The expense limitation takes into account the Underlying Funds expense ratio and brokerage commissions paid on purchases and sales of shares of ETFs.

[13]

As a result of a contractual expense limitation, the ratio of expenses, other than brokerage, taxes and extraordinary expenses, to average net assets of Class R shares did not exceed 1.40% until March 22, 2010. The expense limitation takes into account the Underlying Funds expense ratio and brokerage commissions paid on purchases and sales of shares of ETFs.

See Notes to Financial Statements.

58	Legg Mason Target Retirement Series 2012 Semi-Annual Report

Financial highlights (cont’d)

Legg Mason Target Retirement 2025

For a share of each class of beneficial interest outstanding throughout each year ended January 31, unless otherwise noted:
Class I Shares[1]	2012[2]	2012	2011	2010	2009[3]

Net asset value, beginning of period	$11.55	$11.65	$10.05	$7.61	$11.40

Income (loss) from operations:
Net investment income[4]	0.09	0.25	0.30	0.30	0.18
Net realized and unrealized gain (loss)	0.17	(0.09)	1.59	2.40	(3.79)
Total income (loss) from operations	0.26	0.16	1.89	2.70	(3.61)

Less distributions from:
Net investment income	—	(0.26)	(0.29)	(0.26)	(0.18)
Net realized gains	(0.01)	—	—	—	—
Total distributions	(0.01)	(0.26)	(0.29)	(0.26)	(0.18)

Net asset value, end of period	$11.80	$11.55	$11.65	$10.05	$7.61
Total return[5]	2.26%	1.51%	18.82%	35.37%	(31.78)%

Net assets, end of period (000s)	$1,134	$1,083	$966	$404	$66

Ratios to average net assets:
Gross expenses[6]	2.29%[7]	2.68%	4.45%	11.39%	25.15%[7]
Net expenses[6,8,9]	0.24 [7,10]	0.19 [10,11]	0.15 [11,12,13]	0.27 [13]	0.27 [7,13]
Net investment income[4]	1.54 [7]	2.15	2.82	3.07	5.05 [7]

Portfolio turnover rate	13%	29%	28%	48%	8%

[1]	Per share amounts have been calculated using the average shares method.

[2]	For the six months ended July 31, 2012 (unaudited).

[3]	For the period August 29, 2008 (commencement of operations) to January 31,2009.

[4]	Net investment income includes short-term capital gain distributions from Underlying Funds.

[5]

Performance figures may reflect compensating balance arrangements, fee waivers and/or expense reimbursements. In the absence of compensating balance arrangements, fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results. Total returns for periods of less than one year are not annualized.

[6]	Does not include expenses of the Underlying Funds in which the Fund invests.

[7]	Annualized.

[8]	Reflects fee waivers and/or expense reimbursements.

[9]	The impact of compensating balance arrangements, if any, was less than 0.01%.

[10]

As a result of an expense limitation arrangement, effective May 31, 2011, the ratio of expenses, other than brokerage, interest, taxes and extraordinary expenses, to average net assets of Class I shares did not exceed 0.85%. The expense limitation takes into account the Underlying Funds expense ratio and brokerage commissions paid on purchases and sales of shares of ETFs. This expense limitation arrangement cannot be terminated prior to December 31, 2013 without the Board of Trustees’ consent.

[11]

As a result of an expense limitation arrangement, the ratio of expenses, other than brokerage, interest, taxes and extraordinary expenses, to average net assets of Class I shares did not exceed 0.74% through May 31, 2011. The expense limitation takes into account the Underlying Funds expense ratio and brokerage commissions paid on purchases and sales of shares of ETFs.

[12]

As a result of a contractual expense limitation, effective March 22, 2010 through May 31, 2010, the ratio of expenses, other than brokerage, taxes and extraordinary expenses, to average net assets of Class I shares did not exceed 0.74%. The expense limitation takes into account the Underlying Funds expense ratio and brokerage commissions paid on purchases and sales of shares of ETFs.

[13]

As a result of a contractual expense limitation, the ratio of expenses, other than brokerage, taxes and extraordinary expenses, to average net assets of Class I shares did not exceed 0.85% until March 22, 2010. The expense limitation takes into account the Underlying Funds expense ratio and brokerage commissions paid on purchases and sales of shares of ETFs.

See Notes to Financial Statements.

Legg Mason Target Retirement Series 2012 Semi-Annual Report	59

Legg Mason Target Retirement 2030

For a share of each class of beneficial interest outstanding throughout each year ended January 31, unless otherwise noted:
Class A Shares[1]	2012[2]	2012	2011	2010	2009[3]

Net asset value, beginning of period	$11.23	$11.41	$9.74	$7.36	$11.40

Income (loss) from operations:
Net investment income[4]	0.08	0.23	0.25	0.22	0.16
Net realized and unrealized gain (loss)	0.19	(0.19)	1.63	2.36	(4.04)
Total income (loss) from operations	0.27	0.04	1.88	2.58	(3.88)

Less distributions from:
Net investment income	—	(0.22)	(0.21)	(0.20)	(0.16)
Total distributions	—	(0.22)	(0.21)	(0.20)	(0.16)

Net asset value, end of period	$11.50	$11.23	$11.41	$9.74	$7.36
Total return[5]	2.40%	0.42%	19.29%	34.93%	(34.13)%

Net assets, end of period (000s)	$626	$530	$248	$129	$65

Ratios to average net assets:
Gross expenses[6]	3.08%[7]	3.77%	5.73%	15.76%	25.82%[7]
Net expenses[6,8,9]	0.55 [7,10]	0.50 [10,11]	0.42 [11,12,13]	0.57 [13]	0.57 [7,13]
Net investment income[4]	1.34 [7]	2.07	2.33	2.43	4.43 [7]

Portfolio turnover rate	16%	48%	35%	91%	6%

[1]	Per share amounts have been calculated using the average shares method.

[2]	For the six months ended July 31, 2012 (unaudited).

[3]	For the period August 29, 2008 (commencement of operations) to January 31, 2009.

[4]	Net investment income includes short-term capital gain distributions from Underlying Funds.

[5]

Performance figures, exclusive of sales charges, may reflect compensating balance arrangements, fee waivers and/or expense reimbursements. In the absence of compensating balance arrangements, fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results. Total returns for periods of less than one year are not annualized.

[6]	Does not include expenses of the Underlying Funds in which the Fund invests.

[7]	Annualized.

[8]	Reflects fee waivers and/or expense reimbursements.

[9]	The impact of compensating balance arrangements, if any, was less than 0.01%.

[10]

As a result of an expense limitation arrangement, effective May 31, 2011, the ratio of expenses, other than brokerage, interest, taxes and extraordinary expenses, to average net assets of Class A shares did not exceed 1.15%. The expense limitation takes into account the Underlying Funds expense ratio and brokerage commissions paid on purchases and sales of shares of ETFs. This expense limitation arrangement cannot be terminated prior to December 31, 2013 without the Board of Trustees’ consent.

[11]

As a result of an expense limitation arrangement, the ratio of expenses, other than brokerage, interest, taxes and extraordinary expenses, to average net assets of Class A shares did not exceed 0.99% through May 31, 2011. The expense limitation takes into account the Underlying Funds expense ratio and brokerage commissions paid on purchases and sales of shares of ETFs.

[12]

As a result of a contractual expense limitation, effective March 22, 2010 through May 31, 2010, the ratio of expenses, other than brokerage, taxes and extraordinary expenses, to average net assets of Class A shares did not exceed 0.99%. The expense limitation takes into account the Underlying Funds expense ratio and brokerage commissions paid on purchases and sales of shares of ETFs.

[13]

As a result of a contractual expense limitation, the ratio of expenses, other than brokerage, taxes and extraordinary expenses, to average net assets of Class A shares did not exceed 1.15% until March 22, 2010. The expense limitation takes into account the Underlying Funds expense ratio and brokerage commissions paid on purchases and sales of shares of ETFs.

See Notes to Financial Statements.

60	Legg Mason Target Retirement Series 2012 Semi-Annual Report

Financial highlights (cont’d)

Legg Mason Target Retirement 2030

For a share of each class of beneficial interest outstanding throughout each year ended January 31, unless otherwise noted:
Class C Shares[1]	2012[2]	2012	2011	2010	2009[3]

Net asset value, beginning of period	$11.23	$11.41	$9.73	$7.35	$11.40

Income (loss) from operations:
Net investment income[4]	0.03	0.14	0.15	0.18	0.13
Net realized and unrealized gain (loss)	0.20	(0.18)	1.65	2.32	(4.04)
Total income (loss) from operations	0.23	(0.04)	1.80	2.50	(3.91)

Less distributions from:
Net investment income	—	(0.14)	(0.12)	(0.12)	(0.14)
Total distributions	—	(0.14)	(0.12)	(0.12)	(0.14)

Net asset value, end of period	$11.46	$11.23	$11.41	$9.73	$7.35
Total return[5]	2.05%	(0.32)%	18.52%	33.95%	(34.38)%

Net assets, end of period (000s)	$2,647	$2,575	$1,824	$661	$85

Ratios to average net assets:
Gross expenses[6]	4.00%[7]	4.55%	6.76%	16.80%	26.11%[7]
Net expenses[6,8,9]	1.30 [7,10]	1.25 [10,11]	1.16 [11,12,13]	1.32 [13]	1.32 [7,13]
Net investment income[4]	0.51 [7]	1.26	1.42	2.03	3.60 [7]

Portfolio turnover rate	16%	48%	35%	91%	6%

[1]	Per share amounts have been calculated using the average shares method.

[2]	For the six months ended July 31, 2012 (unaudited).

[3]	For the period August 29, 2008 (commencement of operations) to January 31, 2009.

[4]	Net investment income includes short-term capital gain distributions from Underlying Funds.

[5]

Performance figures, exclusive of CDSC, may reflect compensating balance arrangements, fee waivers and/or expense reimbursements. In the absence of compensating balance arrangements, fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results. Total returns for periods of less than one year are not annualized.

[6]	Does not include expenses of the Underlying Funds in which the Fund invests.

[7]	Annualized.

[8]	Reflects fee waivers and/or expense reimbursements.

[9]	The impact of compensating balance arrangements, if any, was less than 0.01%.

[10]

As a result of an expense limitation arrangement, effective May 31, 2011, the ratio of expenses, other than brokerage, interest, taxes and extraordinary expenses, to average net assets of Class C shares did not exceed 1.90%. The expense limitation takes into account the Underlying Funds expense ratio and brokerage commissions paid on purchases and sales of shares of ETFs. This expense limitation arrangement cannot be terminated prior to December 31, 2013 without the Board of Trustees’ consent.

[11]

As a result of an expense limitation arrangement, the ratio of expenses, other than brokerage, interest, taxes and extraordinary expenses, to average net assets of Class C shares did not exceed 1.74% through May 31, 2011. The expense limitation takes into account the Underlying Funds expense ratio and brokerage commissions paid on purchases and sales of shares of ETFs.

[12]

As a result of a contractual expense limitation, effective March 22, 2010 through May 31, 2010, the ratio of expenses, other than brokerage, taxes and extraordinary expenses, to average net assets of Class C shares did not exceed 1.74%. The expense limitation takes into account the Underlying Funds expense ratio and brokerage commissions paid on purchases and sales of shares of ETFs.

[13]

As a result of a contractual expense limitation, the ratio of expenses, other than brokerage, taxes and extraordinary expenses, to average net assets of Class C shares did not exceed 1.90% until March 22, 2010. The expense limitation takes into account the Underlying Funds expense ratio and brokerage commissions paid on purchases and sales of shares of ETFs.

See Notes to Financial Statements.

Legg Mason Target Retirement Series 2012 Semi-Annual Report	61

Legg Mason Target Retirement 2030

For a share of each class of beneficial interest outstanding throughout each year ended January 31, unless otherwise noted:
Class FI Shares[1]	2012[2]	2012	2011	2010	2009[3]

Net asset value, beginning of period	$11.24	$11.41	$9.74	$7.36	$11.40

Income (loss) from operations:
Net investment income[4]	0.08	0.15	0.21	0.20	0.16
Net realized and unrealized gain (loss)	0.18	(0.10)	1.67	2.38	(4.04)
Total income (loss) from operations	0.26	0.05	1.88	2.58	(3.88)

Less distributions from:
Net investment income	—	(0.22)	(0.21)	(0.20)	(0.16)
Total distributions	—	(0.22)	(0.21)	(0.20)	(0.16)

Net asset value, end of period	$11.50	$11.24	$11.41	$9.74	$7.36
Total return[5]	2.31%	0.51%	19.29%	34.92%	(34.13)%

Net assets, end of period (000s)	$15	$49	$521	$459	$344

Ratios to average net assets:
Gross expenses[6]	3.18%[7]	3.57%	5.67%	16.40%	25.22%[7]
Net expenses[6,8,9]	0.55 [7,10]	0.45 [10,11]	0.42 [11,12,13]	0.57 [13]	0.57 [7,13]
Net investment income[4]	1.31 [7]	1.30	1.99	2.28	4.55 [7]

Portfolio turnover rate	16%	48%	35%	91%	6%

[1]	Per share amounts have been calculated using the average shares method.

[2]	For the six months ended July 31, 2012 (unaudited).

[3]	For the period August 29, 2008 (commencement of operations) to January 31, 2009.

[4]	Net investment income includes short-term capital gain distributions from Underlying Funds.

[5]

Performance figures may reflect compensating balance arrangements, fee waivers and/or expense reimbursements. In the absence of compensating balance arrangements, fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results. Total returns for periods of less than one year are not annualized.

[6]	Does not include expenses of the Underlying Funds in which the Fund invests.

[7]	Annualized.

[8]	Reflects fee waivers and/or expense reimbursements.

[9]	The impact of compensating balance arrangements, if any, was less than 0.01%.

[10]

As a result of an expense limitation arrangement, effective May 31, 2011, the ratio of expenses, other than brokerage, interest, taxes and extraordinary expenses, to average net assets of Class FI shares did not exceed 1.15%. The expense limitation takes into account the Underlying Funds expense ratio and brokerage commissions paid on purchases and sales of shares of ETFs. This expense limitation arrangement cannot be terminated prior to December 31, 2013 without the Board of Trustees’ consent.

[11]

As a result of an expense limitation arrangement, the ratio of expenses, other than brokerage, interest, taxes and extraordinary expenses, to average net assets of Class FI shares did not exceed 0.99% through May 31, 2011. The expense limitation takes into account the Underlying Funds expense ratio and brokerage commissions paid on purchases and sales of shares of ETFs.

[12]

As a result of a contractual expense limitation, effective March 22, 2010 through May 31, 2010, the ratio of expenses, other than brokerage, taxes and extraordinary expenses, to average net assets of Class FI shares did not exceed 0.99%. The expense limitation takes into account the Underlying Funds expense ratio and brokerage commissions paid on purchases and sales of shares of ETFs.

[13]

As a result of a contractual expense limitation, the ratio of expenses, other than brokerage, taxes and extraordinary expenses, to average net assets of Class FI shares did not exceed 1.15% until March 22, 2010. The expense limitation takes into account the Underlying Funds expense ratio and brokerage commissions paid on purchases and sales of shares of ETFs.

See Notes to Financial Statements.

62	Legg Mason Target Retirement Series 2012 Semi-Annual Report

Financial highlights (cont’d)

Legg Mason Target Retirement 2030

For a share of each class of beneficial interest outstanding throughout each year ended January 31, unless otherwise noted:
Class R Shares[1]	2012[2]	2012	2011	2010	2009[3]

Net asset value, beginning of period	$11.23	$11.41	$9.74	$7.36	$11.40

Income (loss) from operations:
Net investment income[4]	0.06	0.19	0.19	0.19	0.15
Net realized and unrealized gain (loss)	0.20	(0.18)	1.66	2.36	(4.04)
Total income (loss) from operations	0.26	0.01	1.85	2.55	(3.89)

Less distributions from:
Net investment income	—	(0.19)	(0.18)	(0.17)	(0.15)
Total distributions	—	(0.19)	(0.18)	(0.17)	(0.15)

Net asset value, end of period	$11.49	$11.23	$11.41	$9.74	$7.36
Total return[5]	2.32%	0.17%	18.99%	34.58%	(34.18)%

Net assets, end of period (000s)	$160	$162	$127	$99	$64

Ratios to average net assets:
Gross expenses[6]	3.26%[7]	3.79%	5.93%	16.21%	26.08%[7]
Net expenses[6,8,9]	0.80 [7,10]	0.75 [10,11]	0.67 [11,12,13]	0.82 [13]	0.82 [7,13]
Net investment income[4]	1.00 [7]	1.68	1.78	2.10	4.18 [7]

Portfolio turnover rate	16%	48%	35%	91%	6%

[1]	Per share amounts have been calculated using the average shares method.

[2]	For the six months ended July 31, 2012 (unaudited).

[3]	For the period August 29, 2008 (commencement of operations) to January 31, 2009.

[4]	Net investment income includes short-term capital gain distributions from Underlying Funds.

[5]

Performance figures may reflect compensating balance arrangements, fee waivers and/or expense reimbursements. In the absence of compensating balance arrangements, fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results. Total returns for periods of less than one year are not annualized.

[6]	Does not include expenses of the Underlying Funds in which the Fund invests.

[7]	Annualized.

[8]	Reflects fee waivers and/or expense reimbursements.

[9]	The impact of compensating balance arrangements, if any, was less than 0.01%.

[10]

As a result of an expense limitation arrangement, effective May 31, 2011, the ratio of expenses, other than brokerage, interest, taxes and extraordinary expenses, to average net assets of Class R shares did not exceed 1.40%. The expense limitation takes into account the Underlying Funds expense ratio and brokerage commissions paid on purchases and sales of shares of ETFs. This expense limitation arrangement cannot be terminated prior to December 31, 2013 without the Board of Trustees’ consent.

[11]

As a result of an expense limitation arrangement, the ratio of expenses, other than brokerage, interest, taxes and extraordinary expenses, to average net assets of Class R shares did not exceed 1.24% through May 31, 2011. The expense limitation takes into account the Underlying Funds expense ratio and brokerage commissions paid on purchases and sales of shares of ETFs.

[12]

As a result of a contractual expense limitation, effective March 22, 2010 through May 31, 2010, the ratio of expenses, other than brokerage, taxes and extraordinary expenses, to average net assets of Class R shares did not exceed 1.24%. The expense limitation takes into account the Underlying Funds expense ratio and brokerage commissions paid on purchases and sales of shares of ETFs.

[13]

As a result of a contractual expense limitation, the ratio of expenses, other than brokerage, taxes and extraordinary expenses, to average net assets of Class R shares did not exceed 1.40% until March 22, 2010. The expense limitation takes into account the Underlying Funds expense ratio and brokerage commissions paid on purchases and sales of shares of ETFs.

See Notes to Financial Statements.

Legg Mason Target Retirement Series 2012 Semi-Annual Report	63

Legg Mason Target Retirement 2030

For a share of each class of beneficial interest outstanding throughout each year ended January 31, unless otherwise noted:
Class I Shares[1]	2012[2]	2012	2011	2010	2009[3]

Net asset value, beginning of period	$11.24	$11.42	$9.74	$7.36	$11.40

Income (loss) from operations:
Net investment income[4]	0.09	0.24	0.24	0.27	0.17
Net realized and unrealized gain (loss)	0.19	(0.17)	1.68	2.34	(4.04)
Total income (loss) from operations	0.28	0.07	1.92	2.61	(3.87)

Less distributions from:
Net investment income	—	(0.25)	(0.24)	(0.23)	(0.17)
Total distributions	—	(0.25)	(0.24)	(0.23)	(0.17)

Net asset value, end of period	$11.52	$11.24	$11.42	$9.74	$7.36
Total return[5]	2.49%	0.74%	19.73%	35.34%	(34.06)%

Net assets, end of period (000s)	$1,077	$1,231	$1,182	$373	$65

Ratios to average net assets:
Gross expenses[6]	2.79%[7]	3.34%	5.44%	11.64%	25.57%[7]
Net expenses[6,8,9]	0.25 [7,10]	0.21 [10,11]	0.16 [11,12,13]	0.27 [13]	0.27 [7,13]
Net investment income[4]	1.53 [7]	2.15	2.26	2.85	4.74 [7]

Portfolio turnover rate	16%	48%	35%	91%	6%

[1]	Per share amounts have been calculated using the average shares method.

[2]	For the six months ended July 31, 2012 (unaudited).

[3]	For the period August 29, 2008 (commencement of operations) to January 31, 2009.

[4]	Net investment income includes short-term capital gain distributions from Underlying Funds.

[5]

Performance figures may reflect compensating balance arrangements, fee waivers and/or expense reimbursements. In the absence of compensating balance arrangements, fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results. Total returns for periods of less than one year are not annualized.

[6]	Does not include expenses of the Underlying Funds in which the Fund invests.

[7]	Annualized.

[8]	Reflects fee waivers and/or expense reimbursements.

[9]	The impact of compensating balance arrangements, if any, was less than 0.01%.

[10]

As a result of an expense limitation arrangement, effective May 31, 2011, the ratio of expenses, other than brokerage, interest, taxes and extraordinary expenses, to average net assets of Class I shares did not exceed 0.85%. The expense limitation takes into account the Underlying Funds expense ratio and brokerage commissions paid on purchases and sales of shares of ETFs. This expense limitation arrangement cannot be terminated prior to December 31, 2013 without the Board of Trustees’ consent.

[11]

As a result of an expense limitation arrangement, the ratio of expenses, other than brokerage, interest, taxes and extraordinary expenses, to average net assets of Class I shares did not exceed 0.74% through May 31, 2011. The expense limitation takes into account the Underlying Funds expense ratio and brokerage commissions paid on purchases and sales of shares of ETFs.

[12]

As a result of a contractual expense limitation, effective March 22, 2010 through May 31, 2010, the ratio of expenses, other than brokerage, taxes and extraordinary expenses, to average net assets of Class I shares did not exceed 0.74%. The expense limitation takes into account the Underlying Funds expense ratio and brokerage commissions paid on purchases and sales of shares of ETFs.

[13]

As a result of a contractual expense limitation, the ratio of expenses, other than brokerage, taxes and extraordinary expenses, to average net assets of Class I shares did not exceed 0.85% until March 22, 2010. The expense limitation takes into account the Underlying Funds expense ratio and brokerage commissions paid on purchases and sales of shares of ETFs.

See Notes to Financial Statements.

64	Legg Mason Target Retirement Series 2012 Semi-Annual Report

Financial highlights (cont’d)

Legg Mason Target Retirement 2035

For a share of each class of beneficial interest outstanding throughout each year ended January 31, unless otherwise noted:
Class A Shares[1]	2012[2]		2012		2011	2010	2009[3]

Net asset value, beginning of period	$11.01		$11.27		$9.49	$7.11	$11.40

Income (loss) from operations:
Net investment income	0.07	[4]	0.19	[4]	0.18	0.18	0.12
Net realized and unrealized gain (loss)	0.21		(0.24)		1.76	2.35	(4.27)
Total income (loss) from operations	0.28		(0.05)		1.94	2.53	(4.15)

Less distributions from:
Net investment income	—		(0.21)		(0.16)	(0.15)	(0.14)
Total distributions	—		(0.21)		(0.16)	(0.15)	(0.14)

Net asset value, end of period	$11.29		$11.01		$11.27	$9.49	$7.11
Total return[5]	2.54%		(0.39)%		20.48%	35.49%	(36.51)%

Net assets, end of period (000s)	$563		$466		$413	$297	$63

Ratios to average net assets:
Gross expenses[6]	3.55%[7]		3.92%		5.43%	16.33%	26.45%[7]
Net expenses[6,8,9]	0.55	[7,10]	0.50	[10,11]	0.43 [11,12,13]	0.57 [13]	0.57 [7,13]
Net investment income	1.18	[4,7]	1.73	[4]	1.71	2.00	3.49 [7]

Portfolio turnover rate	17%		33%		33%	48%	6%

[1]	Per share amounts have been calculated using the average shares method.

[2]	For the six months ended July 31, 2012 (unaudited).

[3]	For the period August 29, 2008 (commencement of operations) to January 31, 2009.

[4]	Net investment income includes short-term capital gain distributions from Underlying Funds.

[5]

Performance figures, exclusive of sales charges, may reflect compensating balance arrangements, fee waivers and/or expense reimbursements. In the absence of compensating balance arrangements, fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results. Total returns for periods of less than one year are not annualized.

[6]	Does not include expenses of the Underlying Funds in which the Fund invests.

[7]	Annualized.

[8]	Reflects fee waivers and/or expense reimbursements.

[9]	The impact of compensating balance arrangements, if any, was less than 0.01%.

[10]

As a result of an expense limitation arrangement, effective May 31, 2011, the ratio of expenses, other than brokerage, interest, taxes and extraordinary expenses, to average net assets of Class A shares did not exceed 1.15%. The expense limitation takes into account the Underlying Funds expense ratio and brokerage commissions paid on purchases and sales of shares of ETFs. This expense limitation arrangement cannot be terminated prior to December 31, 2013 without the Board of Trustees’ consent.

[11]

As a result of an expense limitation arrangement, the ratio of expenses, other than brokerage, interest, taxes and extraordinary expenses, to average net assets of Class A shares did not exceed 0.99% through May 31, 2011. The expense limitation takes into account the Underlying Funds expense ratio and brokerage commissions paid on purchases and sales of shares of ETFs.

[12]

As a result of a contractual expense limitation, effective March 22, 2010 through May 31, 2010, the ratio of expenses, other than brokerage, taxes and extraordinary expenses, to average net assets of Class A shares did not exceed 0.99%. The expense limitation takes into account the Underlying Funds expense ratio and brokerage commissions paid on purchases and sales of shares of ETFs.

[13]

As a result of a contractual expense limitation, the ratio of expenses, other than brokerage, taxes and extraordinary expenses, to average net assets of Class A shares did not exceed 1.15% until March 22, 2010. The expense limitation takes into account the Underlying Funds expense ratio and brokerage commissions paid on purchases and sales of shares of ETFs.

See Notes to Financial Statements.

Legg Mason Target Retirement Series 2012 Semi-Annual Report	65

Legg Mason Target Retirement 2035

For a share of each class of beneficial interest outstanding throughout each year ended January 31, unless otherwise noted:
Class C Shares[1]	2012[2]		2012		2011	2010	2009[3]

Net asset value, beginning of period	$11.00		$11.26		$9.48	$7.11	$11.40

Income (loss) from operations:
Net investment income	0.02	[4]	0.11	[4]	0.10	0.19	0.09
Net realized and unrealized gain (loss)	0.22		(0.24)		1.76	2.25	(4.26)
Total income (loss) from operations	0.24		(0.13)		1.86	2.44	(4.17)

Less distributions from:
Net investment income	—		(0.13)		(0.08)	(0.07)	(0.12)
Total distributions	—		(0.13)		(0.08)	(0.07)	(0.12)

Net asset value, end of period	$11.24		$11.00		$11.26	$9.48	$7.11
Total return[5]	2.18%		(1.12)%		19.60%	34.34%	(36.67)%

Net assets, end of period (000s)	$2,330		$2,014		$1,648	$813	$73

Ratios to average net assets:
Gross expenses[6]	4.38%[7]		4.83%		6.33%	13.86%	26.87%[7]
Net expenses[6,8,9]	1.30	[7,10]	1.25	[10,11]	1.17 [11,12,13]	1.33 [13]	1.32 [7,13]
Net investment income	0.35	[4,7]	1.00	[4]	0.97	2.02	2.67 [7]

Portfolio turnover rate	17%		33%		33%	48%	6%

[1]	Per share amounts have been calculated using the average shares method.

[2]	For the six months ended July 31, 2012 (unaudited).

[3]	For the period August 29, 2008 (commencement of operations) to January 31, 2009.

[4]	Net investment income includes short-term capital gain distributions from Underlying Funds.

[5]

Performance figures, exclusive of CDSC, may reflect compensating balance arrangements, fee waivers and/or expense reimbursements. In the absence of compensating balance arrangements, fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results. Total returns for periods of less than one year are not annualized.

[6]	Does not include expenses of the Underlying Funds in which the Fund invests.

[7]	Annualized.

[8]	Reflects fee waivers and/or expense reimbursements.

[9]	The impact of compensating balance arrangements, if any, was less than 0.01%.

[10]

As a result of an expense limitation arrangement, effective May 31, 2011, the ratio of expenses, other than brokerage, interest, taxes and extraordinary expenses, to average net assets of Class C shares did not exceed 1.90%. The expense limitation takes into account the Underlying Funds expense ratio and brokerage commissions paid on purchases and sales of shares of ETFs. This expense limitation arrangement cannot be terminated prior to December 31, 2013 without the Board of Trustees’ consent.

[11]

As a result of an expense limitation arrangement, the ratio of expenses, other than brokerage, interest, taxes and extraordinary expenses, to average net assets of Class C shares did not exceed 1.74% through May 31, 2011. The expense limitation takes into account the Underlying Funds expense ratio and brokerage commissions paid on purchases and sales of shares of ETFs.

[12]

As a result of a contractual expense limitation, effective March 22, 2010 through May 31, 2010, the ratio of expenses, other than brokerage, taxes and extraordinary expenses, to average net assets of Class C shares did not exceed 1.74%. The expense limitation takes into account the Underlying Funds expense ratio and brokerage commissions paid on purchases and sales of shares of ETFs.

[13]

As a result of a contractual expense limitation, the ratio of expenses, other than brokerage, taxes and extraordinary expenses, to average net assets of Class C shares did not exceed 1.90% until March 22, 2010. The expense limitation takes into account the Underlying Funds expense ratio and brokerage commissions paid on purchases and sales of shares of ETFs.

See Notes to Financial Statements.

66	Legg Mason Target Retirement Series 2012 Semi-Annual Report

Financial highlights (cont’d)

Legg Mason Target Retirement 2035

For a share of each class of beneficial interest outstanding throughout each year ended January 31, unless otherwise noted:
Class FI Shares[1]	2012[2]		2012		2011	2010	2009[3]

Net asset value, beginning of period	$11.01		$11.27		$9.49	$7.11	$11.40

Income (loss) from operations:
Net investment income	0.07	[4]	0.12	[4]	0.16	0.16	0.12
Net realized and unrealized gain (loss)	0.20		(0.17)		1.78	2.37	(4.27)
Total income (loss) from operations	0.27		(0.05)		1.94	2.53	(4.15)

Less distributions from:
Net investment income	—		(0.21)		(0.16)	(0.15)	(0.14)
Total distributions	—		(0.21)		(0.16)	(0.15)	(0.14)

Net asset value, end of period	$11.28		$11.01		$11.27	$9.49	$7.11
Total return[5]	2.45%		(0.40)%		20.47%	35.49%	(36.51)%

Net assets, end of period (000s)	$32		$56		$504	$416	$312

Ratios to average net assets:
Gross expenses[6]	3.49%[7]		3.63%		5.30%	20.32%	26.41%[7]
Net expenses[6,8,9]	0.56	[7,10]	0.46	[10,11]	0.43 [11,12,13]	0.58 [13]	0.57 [7,13]
Net investment income	1.19	[4,7]	1.02	[4]	1.58	1.88	3.49 [7]

Portfolio turnover rate	17%		33%		33%	48%	6%

[1]	Per share amounts have been calculated using the average shares method.

[2]	For the six months ended July 31, 2012 (unaudited).

[3]	For the period August 29, 2008 (commencement of operations) to January 31, 2009.

[4]	Net investment income includes short-term capital gain distributions from Underlying Funds.

[5]

Performance figures may reflect compensating balance arrangements, fee waivers and/or expense reimbursements. In the absence of compensating balance arrangements, fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results. Total returns for periods of less than one year are not annualized.

[6]	Does not include expenses of the Underlying Funds in which the Fund invests.

[7]	Annualized.

[8]	Reflects fee waivers and/or expense reimbursements.

[9]	The impact of compensating balance arrangements, if any, was less than 0.01%.

[10]

As a result of an expense limitation arrangement, effective May 31, 2011, the ratio of expenses, other than brokerage, interest, taxes and extraordinary expenses, to average net assets of Class FI shares did not exceed 1.15%. The expense limitation takes into account the Underlying Funds expense ratio and brokerage commissions paid on purchases and sales of shares of ETFs. This expense limitation arrangement cannot be terminated prior to December 31, 2013 without the Board of Trustees’ consent.

[11]

As a result of an expense limitation arrangement, the ratio of expenses, other than brokerage, interest, taxes and extraordinary expenses, to average net assets of Class FI shares did not exceed 0.99% through May 31, 2011. The expense limitation takes into account the Underlying Funds expense ratio and brokerage commissions paid on purchases and sales of shares of ETFs.

[12]

As a result of a contractual expense limitation, effective March 22, 2010 through May 31, 2010, the ratio of expenses, other than brokerage, taxes and extraordinary expenses, to average net assets of Class FI shares did not exceed 0.99%. The expense limitation takes into account the Underlying Funds expense ratio and brokerage commissions paid on purchases and sales of shares of ETFs.

[13]

As a result of a contractual expense limitation, the ratio of expenses, other than brokerage, taxes and extraordinary expenses, to average net assets of Class FI shares did not exceed 1.15% until March 22, 2010. The expense limitation takes into account the Underlying Funds expense ratio and brokerage commissions paid on purchases and sales of shares of ETFs.

See Notes to Financial Statements.

Legg Mason Target Retirement Series 2012 Semi-Annual Report	67

Legg Mason Target Retirement 2035

For a share of each class of beneficial interest outstanding throughout each year ended January 31, unless otherwise noted:
Class R Shares[1]	2012[2]		2012		2011	2010	2009[3]

Net asset value, beginning of period	$11.00		$11.26		$9.48	$7.11	$11.40

Income (loss) from operations:
Net investment income	0.05	[4]	0.17	[4]	0.13	0.14	0.11
Net realized and unrealized gain (loss)	0.22		(0.25)		1.78	2.35	(4.27)
Total income (loss) from operations	0.27		(0.08)		1.91	2.49	(4.16)

Less distributions from:
Net investment income	—		(0.18)		(0.13)	(0.12)	(0.13)
Total distributions	—		(0.18)		(0.13)	(0.12)	(0.13)

Net asset value, end of period	$11.27		$11.00		$11.26	$9.48	$7.11
Total return[5]	2.45%		(0.63)%		20.19%	35.01%	(36.57)%

Net assets, end of period (000s)	$143		$136		$101	$83	$62

Ratios to average net assets:
Gross expenses[6]	3.55%[7]		3.97%		5.54%	20.61%	26.72%[7]
Net expenses[6,8,9]	0.80	[7,10]	0.75	[10,11]	0.68 [11,12,13]	0.83 [13]	0.82 [7,13]
Net investment income	0.95	[4,7]	1.56	[4]	1.28	1.63	3.24 [7]

Portfolio turnover rate	17%		33%		33%	48%	6%

[1]	Per share amounts have been calculated using the average shares method.

[2]	For the six months ended July 31, 2012 (unaudited).

[3]	For the period August 29, 2008 (commencement of operations) to January 31, 2009.

[4]	Net investment income includes short-term capital gain distributions from Underlying Funds.

[5]

Performance figures may reflect compensating balance arrangements, fee waivers and/or expense reimbursements. In the absence of compensating balance arrangements, fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results. Total returns for periods of less than one year are not annualized.

[6]	Does not include expenses of the Underlying Funds in which the Fund invests.

[7]	Annualized.

[8]	Reflects fee waivers and/or expense reimbursements.

[9]	The impact of compensating balance arrangements, if any, was less than 0.01%.

[10]

As a result of an expense limitation arrangement, effective May 31, 2011, the ratio of expenses, other than brokerage, interest, taxes and extraordinary expenses, to average net assets of Class R shares did not exceed 1.40%. The expense limitation takes into account the Underlying Funds expense ratio and brokerage commissions paid on purchases and sales of shares of ETFs. This expense limitation arrangement cannot be terminated prior to December 31, 2013 without the Board of Trustees’ consent.

[11]

As a result of an expense limitation arrangement, the ratio of expenses, other than brokerage, interest, taxes and extraordinary expenses, to average net assets of Class R shares did not exceed 1.24% through May 31, 2011. The expense limitation takes into account the Underlying Funds expense ratio and brokerage commissions paid on purchases and sales of shares of ETFs.

[12]

As a result of a contractual expense limitation, effective March 22, 2010 through May 31, 2010, the ratio of expenses, other than brokerage, taxes and extraordinary expenses, to average net assets of Class R shares did not exceed 1.24%. The expense limitation takes into account the Underlying Funds expense ratio and brokerage commissions paid on purchases and sales of shares of ETFs.

[13]

As a result of a contractual expense limitation, the ratio of expenses, other than brokerage, taxes and extraordinary expenses, to average net assets of Class R shares did not exceed 1.40% until March 22, 2010. The expense limitation takes into account the Underlying Funds expense ratio and brokerage commissions paid on purchases and sales of shares of ETFs.

See Notes to Financial Statements.

68	Legg Mason Target Retirement Series 2012 Semi-Annual Report

Financial highlights (cont’d)

Legg Mason Target Retirement 2035

For a share of each class of beneficial interest outstanding throughout each year ended January 31, unless otherwise noted:
Class I Shares[1]	2012[2]		2012		2011	2010	2009[3]

Net asset value, beginning of period	$11.00		$11.27		$9.49	$7.12	$11.40

Income (loss) from operations:
Net investment income	0.08	[4]	0.20	[4]	0.19	0.27	0.13
Net realized and unrealized gain (loss)	0.22		(0.23)		1.78	2.28	(4.26)
Total income (loss) from operations	0.30		(0.03)		1.97	2.55	(4.13)

Less distributions from:
Net investment income	—		(0.24)		(0.19)	(0.18)	(0.15)
Total distributions	—		(0.24)		(0.19)	(0.18)	(0.15)

Net asset value, end of period	$11.30		$11.00		$11.27	$9.49	$7.12
Total return[5]	2.73%		(0.15)%		20.80%	35.71%	(36.36)%

Net assets, end of period (000s)	$1,154		$1,197		$1,377	$545	$63

Ratios to average net assets:
Gross expenses[6]	3.17%[7]		3.47%		5.02%	9.80%	26.20%[7]
Net expenses[6,8,9]	0.25	[7,10]	0.21	[10,11]	0.17 [11,12,13]	0.28 [13]	0.27 [7,13]
Net investment income	1.36	[4,7]	1.83	[4]	1.83	2.85	3.79 [7]

Portfolio turnover rate	17%		33%		33%	48%	6%

[1]	Per share amounts have been calculated using the average shares method.

[2]	For the six months ended July 31, 2012 (unaudited).

[3]	For the period August 29, 2008 (commencement of operations) to January 31, 2009.

[4]	Net investment income includes short-term capital gain distributions from Underlying Funds.

[5]

Performance figures may reflect compensating balance arrangements, fee waivers and/or expense reimbursements. In the absence of compensating balance arrangements, fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results. Total returns for periods of less than one year are not annualized.

[6]	Does not include expenses of the Underlying Funds in which the Fund invests.

[7]	Annualized.

[8]	Reflects fee waivers and/or expense reimbursements.

[9]	The impact of compensating balance arrangements, if any, was less than 0.01%.

[10]

As a result of an expense limitation arrangement, effective May 31, 2011, the ratio of expenses, other than brokerage, interest, taxes and extraordinary expenses, to average net assets of Class I shares did not exceed 0.85%. The expense limitation takes into account the Underlying Funds expense ratio and brokerage commissions paid on purchases and sales of shares of ETFs. This expense limitation arrangement cannot be terminated prior to December 31, 2013 without the Board of Trustees’ consent.

[11]

As a result of an expense limitation arrangement, the ratio of expenses, other than brokerage, interest, taxes and extraordinary expenses, to average net assets of Class I shares did not exceed 0.74% through May 31, 2011. The expense limitation takes into account the Underlying Funds expense ratio and brokerage commissions paid on purchases and sales of shares of ETFs.

[12]

As a result of a contractual expense limitation, effective March 22, 2010 through May 31, 2010, the ratio of expenses, other than brokerage, taxes and extraordinary expenses, to average net assets of Class I shares did not exceed 0.74%. The expense limitation takes into account the Underlying Funds expense ratio and brokerage commissions paid on purchases and sales of shares of ETFs.

[13]

As a result of a contractual expense limitation, the ratio of expenses, other than brokerage, taxes and extraordinary expenses, to average net assets of Class I shares did not exceed 0.85% until March 22, 2010. The expense limitation takes into account the Underlying Funds expense ratio and brokerage commissions paid on purchases and sales of shares of ETFs.

See Notes to Financial Statements.

Legg Mason Target Retirement Series 2012 Semi-Annual Report	69

Legg Mason Target Retirement 2040

For a share of each class of beneficial interest outstanding throughout each year ended January 31, unless otherwise noted:
Class A Shares[1]	2012[2]	2012	2011	2010	2009[3]

Net asset value, beginning of period	$11.19	$11.38	$9.52	$7.08	$11.40

Income (loss) from operations:
Net investment income	0.05	0.19	0.18	0.14	0.11
Net realized and unrealized gain (loss)	0.19	(0.20)	1.81	2.43	(4.31)
Total income (loss) from operations	0.24	(0.01)	1.99	2.57	(4.20)

Less distributions from:
Net investment income	—	(0.18)	(0.13)	(0.13)	(0.12)
Total distributions	—	(0.18)	(0.13)	(0.13)	(0.12)

Net asset value, end of period	$11.43	$11.19	$11.38	$9.52	$7.08
Total return[4]	2.14%	(0.02)%	20.98%	36.29%	(36.91)%

Net assets, end of period (000s)	$590	$306	$329	$93	$62

Ratios to average net assets:
Gross expenses[5]	3.31%[6]	4.16%	5.73%	21.22%	26.64%[6]
Net expenses[5,7,8]	0.55 [6,9]	0.51 [9,10]	0.41 [10,11,12]	0.57 [12]	0.57 [6,12]
Net investment income	0.91 [6]	1.72	1.73	1.66	3.16 [6]

Portfolio turnover rate	13%	31%	23%	55%	4%

[1]	Per share amounts have been calculated using the average shares method.

[2]	For the six months ended July 31, 2012 (unaudited).

[3]	For the period August 29, 2008 (commencement of operations) to January 31, 2009.

[4]

Performance figures, exclusive of sales charges, may reflect compensating balance arrangements, fee waivers and/or expense reimbursements. In the absence of compensating balance arrangements, fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results. Total returns for periods of less than one year are not annualized.

[5]	Does not include expenses of the Underlying Funds in which the Fund invests.

[6]	Annualized.

[7]	Reflects fee waivers and/or expense reimbursements.

[8]	The impact of compensating balance arrangements, if any, was less than 0.01%.

[9]

As a result of an expense limitation arrangement, effective May 31, 2011, the ratio of expenses, other than brokerage, interest, taxes and extraordinary expenses, to average net assets of Class A shares did not exceed 1.15%. The expense limitation takes into account the Underlying Funds expense ratio and brokerage commissions paid on purchases and sales of shares of ETFs. This expense limitation arrangement cannot be terminated prior to December 31, 2013 without the Board of Trustees’ consent.

[10]

As a result of an expense limitation arrangement, the ratio of expenses, other than brokerage, interest, taxes and extraordinary expenses, to average net assets of Class A shares did not exceed 0.99% through May 31, 2011. The expense limitation takes into account the Underlying Funds expense ratio and brokerage commissions paid on purchases and sales of shares of ETFs.

[11]

As a result of a contractual expense limitation, effective March 22, 2010 through May 31, 2010, the ratio of expenses, other than brokerage, taxes and extraordinary expenses, to average net assets of Class A shares did not exceed 0.99%. The expense limitation takes into account the Underlying Funds expense ratio and brokerage commissions paid on purchases and sales of shares of ETFs.

[12]

As a result of a contractual expense limitation, the ratio of expenses, other than brokerage, taxes and extraordinary expenses, to average net assets of Class A shares did not exceed 1.15% until March 22, 2010. The expense limitation takes into account the Underlying Funds expense ratio and brokerage commissions paid on purchases and sales of shares of ETFs.

See Notes to Financial Statements.

70	Legg Mason Target Retirement Series 2012 Semi-Annual Report

Financial highlights (cont’d)

Legg Mason Target Retirement 2040

For a share of each class of beneficial interest outstanding throughout each year ended January 31, unless otherwise noted:
Class C Shares[1]	2012[2]		2012	2011	2010	2009[3]

Net asset value, beginning of period	$11.19		$11.38	$9.52	$7.07	$11.40

Income (loss) from operations:
Net investment income	0.00	[4]	0.08	0.09	0.10	0.08
Net realized and unrealized gain (loss)	0.19		(0.17)	1.82	2.41	(4.31)
Total income (loss) from operations	0.19		(0.09)	1.91	2.51	(4.23)

Less distributions from:
Net investment income	—		(0.10)	(0.05)	(0.06)	(0.10)
Total distributions	—		(0.10)	(0.05)	(0.06)	(0.10)

Net asset value, end of period	$11.38		$11.19	$11.38	$9.52	$7.07
Total return[5]	1.70%		(0.76)%	20.08%	35.45%	(37.16)%

Net assets, end of period (000s)	$2,097		$2,218	$1,814	$510	$69

Ratios to average net assets:
Gross expenses[6]	4.24%[7]		4.80%	6.92%	16.39%	27.19%[7]
Net expenses[6,8,9]	1.30	[7,10]	1.25 [10,11]	1.16 [11,12,13]	1.32 [13]	1.32 [7,13]
Net investment income	0.04	[7]	0.75	0.88	1.09	2.38 [7]

Portfolio turnover rate	13%		31%	23%	55%	4%

[1]	Per share amounts have been calculated using the average shares method.

[2]	For the six months ended July 31, 2012 (unaudited).

[3]	For the period August 29, 2008 (commencement of operations) to January 31, 2009.

[4]	Amount represents less than $0.005 per share.

[5]

Performance figures, exclusive of CDSC, may reflect compensating balance arrangements, fee waivers and/or expense reimbursements. In the absence of compensating balance arrangements, fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results. Total returns for periods of less than one year are not annualized.

[6]	Does not include expenses of the Underlying Funds in which the Fund invests.

[7]	Annualized.

[8]	Reflects fee waivers and/or expense reimbursements.

[9]	The impact of compensating balance arrangements, if any, was less than 0.01%.

[10]

As a result of an expense limitation arrangement, effective May 31, 2011, the ratio of expenses, other than brokerage, interest, taxes and extraordinary expenses, to average net assets of Class C shares did not exceed 1.90%. The expense limitation takes into account the Underlying Funds expense ratio and brokerage commissions paid on purchases and sales of shares of ETFs. This expense limitation arrangement cannot be terminated prior to December 31, 2013 without the Board of Trustees’ consent.

[11]

As a result of an expense limitation arrangement, the ratio of expenses, other than brokerage, interest, taxes and extraordinary expenses, to average net assets of Class C shares did not exceed 1.74% through May 31, 2011. The expense limitation takes into account the Underlying Funds expense ratio and brokerage commissions paid on purchases and sales of shares of ETFs.

[12]

As a result of a contractual expense limitation, effective March 22, 2010 through May 31, 2010, the ratio of expenses, other than brokerage, taxes and extraordinary expenses, to average net assets of Class C shares did not exceed 1.74%. The expense limitation takes into account the Underlying Funds expense ratio and brokerage commissions paid on purchases and sales of shares of ETFs.

[13]

As a result of a contractual expense limitation, the ratio of expenses, other than brokerage, taxes and extraordinary expenses, to average net assets of Class C shares did not exceed 1.90% until March 22, 2010. The expense limitation takes into account the Underlying Funds expense ratio and brokerage commissions paid on purchases and sales of shares of ETFs.

See Notes to Financial Statements.

Legg Mason Target Retirement Series 2012 Semi-Annual Report	71

Legg Mason Target Retirement 2040

For a share of each class of beneficial interest outstanding throughout each year ended January 31, unless otherwise noted:
Class FI Shares[1]	2012[2]	2012	2011	2010	2009[3]

Net asset value, beginning of period	$11.20	$11.38	$9.52	$7.08	$11.40

Income (loss) from operations:
Net investment income	0.05	0.11	0.13	0.14	0.11
Net realized and unrealized gain (loss)	0.19	(0.11)	1.86	2.43	(4.31)
Total income (loss) from operations	0.24	(0.00) [4]	1.99	2.57	(4.20)

Less distributions from:
Net investment income	—	(0.18)	(0.13)	(0.13)	(0.12)
Total distributions	—	(0.18)	(0.13)	(0.13)	(0.12)

Net asset value, end of period	$11.44	$11.20	$11.38	$9.52	$7.08
Total return[5]	2.14%	0.06%	20.95%	36.29%	(36.91)%

Net assets, end of period (000s)	$15	$39	$499	$418	$310

Ratios to average net assets:
Gross expenses[6]	3.28%[7]	3.75%	5.87%	21.67%	26.59%[7]
Net expenses[6,8,9]	0.56 [7,10]	0.44 [10,11]	0.43 [11,12,13]	0.57 [13]	0.57 [7,13]
Net investment income	0.90 [7]	0.91	1.29	1.60	3.16 [7]

Portfolio turnover rate	13%	31%	23%	55%	4%

[1]	Per share amounts have been calculated using the average shares method.

[2]	For the six months ended July 31, 2012 (unaudited).

[3]	For the period August 29, 2008 (commencement of operations) to January 31, 2009.

[4]	Amount represents less than $0.01 per share.

[5]

Performance figures may reflect compensating balance arrangements, fee waivers and/or expense reimbursements. In the absence of compensating balance arrangements, fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results. Total returns for periods of less than one year are not annualized.

[6]	Does not include expenses of the Underlying Funds in which the Fund invests.

[7]	Annualized.

[8]	Reflects fee waivers and/or expense reimbursements.

[9]	The impact of compensating balance arrangements, if any, was less than 0.01%.

[10]

As a result of an expense limitation arrangement, effective May 31, 2011, the ratio of expenses, other than brokerage, interest, taxes and extraordinary expenses, to average net assets of Class FI shares did not exceed 1.15%. The expense limitation takes into account the Underlying Funds expense ratio and brokerage commissions paid on purchases and sales of shares of ETFs. This expense limitation arrangement cannot be terminated prior to December 31, 2013 without the Board of Trustees’ consent.

[11]

As a result of an expense limitation arrangement, the ratio of expenses, other than brokerage, interest, taxes and extraordinary expenses, to average net assets of Class FI shares did not exceed 0.99% through May 31, 2011. The expense limitation takes into account the Underlying Funds expense ratio and brokerage commissions paid on purchases and sales of shares of ETFs.

[12]

As a result of a contractual expense limitation, effective March 22, 2010 through May 31, 2010, the ratio of expenses, other than brokerage, taxes and extraordinary expenses, to average net assets of Class FI shares did not exceed 0.99%. The expense limitation takes into account the Underlying Funds expense ratio and brokerage commissions paid on purchases and sales of shares of ETFs.

[13]

As a result of a contractual expense limitation, the ratio of expenses, other than brokerage, taxes and extraordinary expenses, to average net assets of Class FI shares did not exceed 1.15% until March 22, 2010. The expense limitation takes into account the Underlying Funds expense ratio and brokerage commissions paid on purchases and sales of shares of ETFs.

See Notes to Financial Statements.

72	Legg Mason Target Retirement Series 2012 Semi-Annual Report

Financial highlights (cont’d)

Legg Mason Target Retirement 2040

For a share of each class of beneficial interest outstanding throughout each year ended January 31, unless otherwise noted:
Class R Shares[1]	2012[2]	2012	2011	2010	2009[3]

Net asset value, beginning of period	$11.19	$11.38	$9.52	$7.07	$11.40

Income (loss) from operations:
Net investment income	0.03	0.14	0.11	0.12	0.10
Net realized and unrealized gain (loss)	0.19	(0.18)	1.85	2.44	(4.32)
Total income (loss) from operations	0.22	(0.04)	1.96	2.56	(4.22)

Less distributions from:
Net investment income	—	(0.15)	(0.10)	(0.11)	(0.11)
Total distributions	—	(0.15)	(0.10)	(0.11)	(0.11)

Net asset value, end of period	$11.41	$11.19	$11.38	$9.52	$7.07
Total return[4]	1.97%	(0.27)%	20.65%	36.13%	(37.05)%

Net assets, end of period (000s)	$32	$111	$107	$87	$62

Ratios to average net assets:
Gross expenses[5]	3.41%[6]	3.93%	6.16%	21.73%	26.90%[6]
Net expenses[5,7,8]	0.80 [6,9]	0.74 [9,10]	0.68 [10,11,12]	0.82 [12]	0.82 [6,12]
Net investment income	0.59 [6]	1.21	1.05	1.37	2.91 [6]

Portfolio turnover rate	13%	31%	23%	55%	4%

[1]	Per share amounts have been calculated using the average shares method.

[2]	For the six months ended July 31, 2012 (unaudited).

[3]	For the period August 29, 2008 (commencement of operations) to January 31, 2009.

[4]

Performance figures may reflect compensating balance arrangements, fee waivers and/or expense reimbursements. In the absence of compensating balance arrangements, fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results. Total returns for periods of less than one year are not annualized.

[5]	Does not include expenses of the Underlying Funds in which the Fund invests.

[6]	Annualized.

[7]	Reflects fee waivers and/or expense reimbursements.

[8]	The impact of compensating balance arrangements, if any, was less than 0.01%.

[9]

As a result of an expense limitation arrangement, effective May 31, 2011, the ratio of expenses, other than brokerage, interest, taxes and extraordinary expenses, to average net assets of Class R shares did not exceed 1.40%. The expense limitation takes into account the Underlying Funds expense ratio and brokerage commissions paid on purchases and sales of shares of ETFs. This expense limitation arrangement cannot be terminated prior to December 31, 2013 without the Board of Trustees’ consent.

[10]

As a result of an expense limitation arrangement, the ratio of expenses, other than brokerage, interest, taxes and extraordinary expenses, to average net assets of Class R shares did not exceed 1.24% through May 31, 2011. The expense limitation takes into account the Underlying Funds expense ratio and brokerage commissions paid on purchases and sales of shares of ETFs.

[11]

As a result of a contractual expense limitation, effective March 22, 2010 through May 31, 2010, the ratio of expenses, other than brokerage, taxes and extraordinary expenses, to average net assets of Class R shares did not exceed 1.24%. The expense limitation takes into account the Underlying Funds expense ratio and brokerage commissions paid on purchases and sales of shares of ETFs.

[12]

As a result of a contractual expense limitation, the ratio of expenses, other than brokerage, taxes and extraordinary expenses, to average net assets of Class R shares did not exceed 1.40% until March 22, 2010. The expense limitation takes into account the Underlying Funds expense ratio and brokerage commissions paid on purchases and sales of shares of ETFs.

See Notes to Financial Statements.

Legg Mason Target Retirement Series 2012 Semi-Annual Report	73

Legg Mason Target Retirement 2040

For a share of each class of beneficial interest outstanding throughout each year ended January 31, unless otherwise noted:
Class I Shares[1]	2012[2]	2012	2011	2010	2009[3]

Net asset value, beginning of period	$11.19	$11.39	$9.53	$7.08	$11.40

Income (loss) from operations:
Net investment income	0.06	0.20	0.16	0.21	0.12
Net realized and unrealized gain (loss)	0.20	(0.18)	1.86	2.40	(4.31)
Total income (loss) from operations	0.26	0.02	2.02	2.61	(4.19)

Less distributions from:
Net investment income	—	(0.22)	(0.16)	(0.16)	(0.13)
Total distributions	—	(0.22)	(0.16)	(0.16)	(0.13)

Net asset value, end of period	$11.45	$11.19	$11.39	$9.53	$7.08
Total return[4]	2.32%	0.24%	21.26%	36.85%	(36.85)%

Net assets, end of period (000s)	$1,518	$1,337	$1,048	$396	$62

Ratios to average net assets:
Gross expenses[5]	2.94%[6]	3.50%	5.70%	12.52%	26.39%[6]
Net expenses[5,7,8]	0.25 [6,9]	0.21 [9,10]	0.16 [10,11,12]	0.27 [12]	0.27 [6,12]
Net investment income	1.12 [6]	1.79	1.60	2.25	3.46 [6]

Portfolio turnover rate	13%	31%	23%	55%	4%

[1]	Per share amounts have been calculated using the average shares method.

[2]	For the six months ended July 31, 2012 (unaudited).

[3]	For the period August 29, 2008 (commencement of operations) to January 31, 2009.

[4]

Performance figures may reflect compensating balance arrangements, fee waivers and/or expense reimbursements. In the absence of compensating balance arrangements, fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results. Total returns for periods of less than one year are not annualized.

[5]	Does not include expenses of the Underlying Funds in which the Fund invests.

[6]	Annualized.

[7]	Reflects fee waivers and/or expense reimbursements.

[8]	The impact of compensating balance arrangements, if any, was less than 0.01%.

[9]

As a result of an expense limitation arrangement, effective May 31, 2011, the ratio of expenses, other than brokerage, interest, taxes and extraordinary expenses, to average net assets of Class I shares did not exceed 0.85%. The expense limitation takes into account the Underlying Funds expense ratio and brokerage commissions paid on purchases and sales of shares of ETFs. This expense limitation arrangement cannot be terminated prior to December 31, 2013 without the Board of Trustees’ consent.

[10]

As a result of an expense limitation arrangement, the ratio of expenses, other than brokerage, interest, taxes and extraordinary expenses, to average net assets of Class I shares did not exceed 0.74% through May 31, 2011. The expense limitation takes into account the Underlying Funds expense ratio and brokerage commissions paid on purchases and sales of shares of ETFs.

[11]

As a result of a contractual expense limitation, effective March 22, 2010 through May 31, 2010, the ratio of expenses, other than brokerage, taxes and extraordinary expenses, to average net assets of Class I shares did not exceed 0.74%. The expense limitation takes into account the Underlying Funds expense ratio and brokerage commissions paid on purchases and sales of shares of ETFs.

[12]

As a result of a contractual expense limitation, the ratio of expenses, other than brokerage, taxes and extraordinary expenses, to average net assets of Class I shares did not exceed 0.85% until March 22, 2010. The expense limitation takes into account the Underlying Funds expense ratio and brokerage commissions paid on purchases and sales of shares of ETFs.

See Notes to Financial Statements.

74	Legg Mason Target Retirement Series 2012 Semi-Annual Report

Financial highlights (cont’d)

Legg Mason Target Retirement 2045

For a share of each class of beneficial interest outstanding throughout each year ended January 31, unless otherwise noted:
Class A Shares[1]	2012[2]	2012	2011	2010	2009[3]

Net asset value, beginning of period	$11.11	$11.36	$9.52	$7.07	$11.40

Income (loss) from operations:
Net investment income	0.04	0.13	0.14	0.15	0.11
Net realized and unrealized gain (loss)	0.20	(0.21)	1.84	2.43	(4.31)
Total income (loss) from operations	0.24	(0.08)	1.98	2.58	(4.20)

Less distributions from:
Net investment income	—	(0.17)	(0.14)	(0.13)	(0.13)
Total distributions	—	(0.17)	(0.14)	(0.13)	(0.13)

Net asset value, end of period	$11.35	$11.11	$11.36	$9.52	$7.07
Total return[4]	2.16%	(0.60)%	20.82%	36.46%	(36.96)%

Net assets, end of period (000s)	$532	$369	$229	$129	$62

Ratios to average net assets:
Gross expenses[5]	4.96%[6]	5.22%	7.43%	21.04%	26.53%[6]
Net expenses[5,7,8]	0.55 [6,9]	0.50 [9,10]	0.42 [10,11,12]	0.57 [12]	0.57 [6,12]
Net investment income	0.80 [6]	1.14	1.37	1.77	3.17 [6]

Portfolio turnover rate	11%	27%	42%	57%	4%

[1]	Per share amounts have been calculated using the average shares method.

[2]	For the six months ended July 31, 2012 (unaudited).

[3]	For the period August 29, 2008 (commencement of operations) to January 31, 2009.

[4]

Performance figures, exclusive of sales charges, may reflect compensating balance arrangements, fee waivers and/or expense reimbursements. In the absence of compensating balance arrangements, fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results. Total returns for periods of less than one year are not annualized.

[5]	Does not include expenses of the Underlying Funds in which the Fund invests.

[6]	Annualized.

[7]	Reflects fee waivers and/or expense reimbursements.

[8]	The impact of compensating balance arrangements, if any, was less than 0.01%.

[9]

As a result of an expense limitation arrangement, effective May 31, 2011, the ratio of expenses, other than brokerage, interest, taxes and extraordinary expenses, to average net assets of Class A shares did not exceed 1.15%. The expense limitation takes into account the Underlying Funds expense ratio and brokerage commissions paid on purchases and sales of shares of ETFs. This expense limitation arrangement cannot be terminated prior to December 31, 2013 without the Board of Trustees’ consent.

[10]

As a result of an expense limitation arrangement, the ratio of expenses, other than brokerage, interest, taxes and extraordinary expenses, to average net assets of Class A shares did not exceed 0.99% through May 31, 2011. The expense limitation takes into account the Underlying Funds expense ratio and brokerage commissions paid on purchases and sales of shares of ETFs.

[11]

As a result of a contractual expense limitation, effective March 22, 2010 through May 31, 2010, the ratio of expenses, other than brokerage, taxes and extraordinary expenses, to average net assets of Class A shares did not exceed 0.99%. The expense limitation takes into account the Underlying Funds expense ratio and brokerage commissions paid on purchases and sales of shares of ETFs.

[12]

As a result of a contractual expense limitation, the ratio of expenses, other than brokerage, taxes and extraordinary expenses, to average net assets of Class A shares did not exceed 1.15% until March 22, 2010. The expense limitation takes into account the Underlying Funds expense ratio and brokerage commissions paid on purchases and sales of shares of ETFs.

See Notes to Financial Statements.

Legg Mason Target Retirement Series 2012 Semi-Annual Report	75

Legg Mason Target Retirement 2045

For a share of each class of beneficial interest outstanding throughout each year ended January 31, unless otherwise noted:
Class C Shares[1]	2012[2]		2012	2011	2010	2009[3]

Net asset value, beginning of period	$11.11		$11.36	$9.52	$7.06	$11.40

Income (loss) from operations:
Net investment income	(0.00)	[4]	0.08	0.07	0.11	0.08
Net realized and unrealized gain (loss)	0.20		(0.24)	1.83	2.41	(4.31)
Total income (loss) from operations	0.20		(0.16)	1.90	2.52	(4.23)

Less distributions from:
Net investment income	—		(0.09)	(0.06)	(0.06)	(0.11)
Total distributions	—		(0.09)	(0.06)	(0.06)	(0.11)

Net asset value, end of period	$11.31		$11.11	$11.36	$9.52	$7.06
Total return[5]	1.80%		(1.34)%	19.92%	35.64%	(37.20)%

Net assets, end of period (000s)	$959		$1,073	$850	$467	$66

Ratios to average net assets:
Gross expenses[6]	6.03%[7]		6.28%	8.51%	19.33%	27.16%[7]
Net expenses[6,8,9]	1.30	[7,10]	1.25 [10,11]	1.17 [11,12,13]	1.32 [13]	1.32 [7,13]
Net investment income	(0.00)	[7,14]	0.70	0.69	1.28	2.40 [7]

Portfolio turnover rate	11%		27%	42%	57%	4%

[1]	Per share amounts have been calculated using the average shares method.

[2]	For the six months ended July 31, 2012 (unaudited).

[3]	For the period August 29, 2008 (commencement of operations) to January 31, 2009.

[4]	Amount represents less than $0.01 per share.

[5]

Performance figures, exclusive of CDSC, may reflect compensating balance arrangements, fee waivers and/or expense reimbursements. In the absence of compensating balance arrangements, fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results. Total returns for periods of less than one year are not annualized.

[6]	Does not include expenses of the Underlying Funds in which the Fund invests.

[7]	Annualized.

[8]	Reflects fee waivers and/or expense reimbursements.

[9]	The impact of compensating balance arrangements, if any, was less than 0.01%.

[10]

As a result of an expense limitation arrangement, effective May 31, 2011, the ratio of expenses, other than brokerage, interest, taxes and extraordinary expenses, to average net assets of Class C shares did not exceed 1.90%. The expense limitation takes into account the Underlying Funds expense ratio and brokerage commissions paid on purchases and sales of shares of ETFs. This expense limitation arrangement cannot be terminated prior to December 31, 2013 without the Board of Trustees’ consent.

[11]

As a result of an expense limitation arrangement, the ratio of expenses, other than brokerage, interest, taxes and extraordinary expenses, to average net assets of Class C shares did not exceed 1.74% through May 31, 2011. The expense limitation takes into account the Underlying Funds expense ratio and brokerage commissions paid on purchases and sales of shares of ETFs.

[12]

As a result of a contractual expense limitation, effective March 22, 2010 through May 31, 2010, the ratio of expenses, other than brokerage, taxes and extraordinary expenses, to average net assets of Class C shares did not exceed 1.74%. The expense limitation takes into account the Underlying Funds expense ratio and brokerage commissions paid on purchases and sales of shares of ETFs.

[13]

As a result of a contractual expense limitation, the ratio of expenses, other than brokerage, taxes and extraordinary expenses, to average net assets of Class C shares did not exceed 1.90% until March 22, 2010. The expense limitation takes into account the Underlying Funds expense ratio and brokerage commissions paid on purchases and sales of shares of ETFs.

[14]	Amount represents less than 0.01% per share.

See Notes to Financial Statements.

76	Legg Mason Target Retirement Series 2012 Semi-Annual Report

Financial highlights (cont’d)

Legg Mason Target Retirement 2045

For a share of each class of beneficial interest outstanding throughout each year ended January 31, unless otherwise noted:
Class FI Shares[1]	2012[2]	2012	2011	2010	2009[3]

Net asset value, beginning of period	$11.11	$11.36	$9.52	$7.07	$11.40

Income (loss) from operations:
Net investment income	0.02	0.14	0.13	0.14	0.11
Net realized and unrealized gain (loss)	0.22	(0.22)	1.85	2.44	(4.31)
Total income (loss) from operations	0.24	(0.08)	1.98	2.58	(4.20)

Less distributions from:
Net investment income	—	(0.17)	(0.14)	(0.13)	(0.13)
Total distributions	—	(0.17)	(0.14)	(0.13)	(0.13)

Net asset value, end of period	$11.35	$11.11	$11.36	$9.52	$7.07
Total return[4]	2.16%	(0.60)%	20.81%	36.46%	(36.96)%

Net assets, end of period (000s)	$17	$233	$499	$417	$310

Ratios to average net assets:
Gross expenses[5]	5.23%[6]	4.88%	7.20%	23.15%	26.48%[6]
Net expenses[5,7,8]	0.56 [6,9]	0.49 [9,10]	0.42 [10,11,12]	0.57 [12]	0.57 [6,12]
Net investment income	0.32 [6]	1.27	1.30	1.60	3.17 [6]

Portfolio turnover rate	11%	27%	42%	57%	4%

[1]	Per share amounts have been calculated using the average shares method.

[2]	For the six months ended July 31, 2012 (unaudited).

[3]	For the period August 29, 2008 (commencement of operations) to January 31, 2009.

[4]

Performance figures may reflect compensating balance arrangements, fee waivers and/or expense reimbursements. In the absence of compensating balance arrangements, fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results. Total returns for periods of less than one year are not annualized.

[5]	Does not include expenses of the Underlying Funds in which the Fund invests.

[6]	Annualized.

[7]	Reflects fee waivers and/or expense reimbursements.

[8]	The impact of compensating balance arrangements, if any, was less than 0.01%.

[9]

As a result of an expense limitation arrangement, effective May 31, 2011, the ratio of expenses, other than brokerage, interest, taxes and extraordinary expenses, to average net assets of Class FI shares did not exceed 1.15%. The expense limitation takes into account the Underlying Funds expense ratio and brokerage commissions paid on purchases and sales of shares of ETFs. This expense limitation arrangement cannot be terminated prior to December 31, 2013 without the Board of Trustees’ consent.

[10]

As a result of an expense limitation arrangement, the ratio of expenses, other than brokerage, interest, taxes and extraordinary expenses, to average net assets of Class FI shares did not exceed 0.99% through May 31, 2011. The expense limitation takes into account the Underlying Funds expense ratio and brokerage commissions paid on purchases and sales of shares of ETFs.

[11]

As a result of a contractual expense limitation, effective March 22, 2010 through May 31, 2010, the ratio of expenses, other than brokerage, taxes and extraordinary expenses, to average net assets of Class FI shares did not exceed 0.99%. The expense limitation takes into account the Underlying Funds expense ratio and brokerage commissions paid on purchases and sales of shares of ETFs.

[12]

As a result of a contractual expense limitation, the ratio of expenses, other than brokerage, taxes and extraordinary expenses, to average net assets of Class FI shares did not exceed 1.15% until March 22, 2010. The expense limitation takes into account the Underlying Funds expense ratio and brokerage commissions paid on purchases and sales of shares of ETFs.

See Notes to Financial Statements.

Legg Mason Target Retirement Series 2012 Semi-Annual Report	77

Legg Mason Target Retirement 2045

For a share of each class of beneficial interest outstanding throughout each year ended January 31, unless otherwise noted:
Class R Shares[1]	2012[2]	2012	2011	2010	2009[3]

Net asset value, beginning of period	$11.11	$11.36	$9.51	$7.07	$11.40

Income (loss) from operations:
Net investment income	0.03	0.13	0.11	0.12	0.10
Net realized and unrealized gain (loss)	0.19	(0.23)	1.85	2.43	(4.31)
Total income (loss) from operations	0.22	(0.10)	1.96	2.55	(4.21)

Less distributions from:
Net investment income	—	(0.15)	(0.11)	(0.11)	(0.12)
Total distributions	—	(0.15)	(0.11)	(0.11)	(0.12)

Net asset value, end of period	$11.33	$11.11	$11.36	$9.51	$7.07
Total return[4]	1.98%	(0.85)%	20.63%	35.98%	(37.01)%

Net assets, end of period (000s)	$80	$116	$112	$91	$62

Ratios to average net assets:
Gross expenses[5]	5.03%[6]	5.22%	7.47%	23.06%	26.79%[6]
Net expenses[5,7,8]	0.80 [6,9]	0.75 [9,10]	0.67 [10,11,12]	0.82 [12]	0.82 [6,12]
Net investment income	0.50 [6]	1.13	1.06	1.40	2.92 [6]

Portfolio turnover rate	11%	27%	42%	57%	4%

[1]	Per share amounts have been calculated using the average shares method.

[2]	For the six months ended July 31, 2012 (unaudited).

[3]	For the period August 29, 2008 (commencement of operations) to January 31, 2009.

[4]

Performance figures may reflect compensating balance arrangements, fee waivers and/or expense reimbursements. In the absence of compensating balance arrangements, fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results. Total returns for periods of less than one year are not annualized.

[5]	Does not include expenses of the Underlying Funds in which the Fund invests.

[6]	Annualized.

[7]	Reflects fee waivers and/or expense reimbursements.

[8]	The impact of compensating balance arrangements, if any, was less than 0.01%.

[9]

As a result of an expense limitation arrangement, effective May 31, 2011, the ratio of expenses, other than brokerage, interest, taxes and extraordinary expenses, to average net assets of Class R shares did not exceed 1.40%. The expense limitation takes into account the Underlying Funds expense ratio and brokerage commissions paid on purchases and sales of shares of ETFs. This expense limitation arrangement cannot be terminated prior to December 31, 2013 without the Board of Trustees’ consent.

[10]

As a result of an expense limitation arrangement, the ratio of expenses, other than brokerage, interest, taxes and extraordinary expenses, to average net assets of Class R shares did not exceed 1.24% through May 31, 2011. The expense limitation takes into account the Underlying Funds expense ratio and brokerage commissions paid on purchases and sales of shares of ETFs.

[11]

As a result of a contractual expense limitation, effective March 22, 2010 through May 31, 2010, the ratio of expenses, other than brokerage, taxes and extraordinary expenses, to average net assets of Class R shares did not exceed 1.24%. The expense limitation takes into account the Underlying Funds expense ratio and brokerage commissions paid on purchases and sales of shares of ETFs.

[12]

As a result of a contractual expense limitation, the ratio of expenses, other than brokerage, taxes and extraordinary expenses, to average net assets of Class R shares did not exceed 1.40% until March 22, 2010. The expense limitation takes into account the Underlying Funds expense ratio and brokerage commissions paid on purchases and sales of shares of ETFs.

See Notes to Financial Statements.

78	Legg Mason Target Retirement Series 2012 Semi-Annual Report

Financial highlights (cont’d)

Legg Mason Target Retirement 2045

For a share of each class of beneficial interest outstanding throughout each year ended January 31, unless otherwise noted:
Class I Shares[1]	2012[2]	2012	2011	2010	2009[3]

Net asset value, beginning of period	$11.10	$11.36	$9.52	$7.07	$11.40

Income (loss) from operations:
Net investment income	0.06	0.18	0.16	0.20	0.12
Net realized and unrealized gain (loss)	0.20	(0.23)	1.85	2.41	(4.32)
Total income (loss) from operations	0.26	(0.05)	2.01	2.61	(4.20)

Less distributions from:
Net investment income	—	(0.21)	(0.17)	(0.16)	(0.13)
Total distributions	—	(0.21)	(0.17)	(0.16)	(0.13)

Net asset value, end of period	$11.36	$11.10	$11.36	$9.52	$7.07
Total return[4]	2.34%	(0.33)%	21.14%	36.87%	(36.90)%

Net assets, end of period (000s)	$846	$708	$721	$265	$62

Ratios to average net assets:
Gross expenses[5]	4.61%[6]	4.79%	7.04%	15.57%	26.28%[6]
Net expenses[5,7,8]	0.25 [6,9]	0.22 [9,10]	0.16 [10,11,12]	0.27 [12]	0.27 [6,12]
Net investment income	1.09 [6]	1.67	1.52	2.21	3.47 [6]

Portfolio turnover rate	11%	27%	42%	57%	4%

[1]	Per share amounts have been calculated using the average shares method.

[2]	For the six months ended July 31, 2012 (unaudited).

[3]	For the period August 29, 2008 (commencement of operations) to January 31, 2009.

[4]

Performance figures may reflect compensating balance arrangements, fee waivers and/or expense reimbursements. In the absence of compensating balance arrangements, fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results. Total returns for periods of less than one year are not annualized.

[5]	Does not include expenses of the Underlying Funds in which the Fund invests.

[6]	Annualized.

[7]	Reflects fee waivers and/or expense reimbursements.

[8]	The impact of compensating balance arrangements, if any, was less than 0.01%.

[9]

As a result of an expense limitation arrangement, effective May 31, 2011, the ratio of expenses, other than brokerage, interest, taxes and extraordinary expenses, to average net assets of Class I shares did not exceed 0.85%. The expense limitation takes into account the Underlying Funds expense ratio and brokerage commissions paid on purchases and sales of shares of ETFs. This expense limitation arrangement cannot be terminated prior to December 31, 2013 without the Board of Trustees’ consent.

[10]

As a result of an expense limitation arrangement, the ratio of expenses, other than brokerage, interest, taxes and extraordinary expenses, to average net assets of Class I shares did not exceed 0.74% through May 31, 2011. The expense limitation takes into account the Underlying Funds expense ratio and brokerage commissions paid on purchases and sales of shares of ETFs.

[11]

As a result of a contractual expense limitation, effective March 22, 2010 through May 31, 2010, the ratio of expenses, other than brokerage, taxes and extraordinary expenses, to average net assets of Class I shares did not exceed 0.74%. The expense limitation takes into account the Underlying Funds expense ratio and brokerage commissions paid on purchases and sales of shares of ETFs.

[12]

As a result of a contractual expense limitation, the ratio of expenses, other than brokerage, taxes and extraordinary expenses, to average net assets of Class I shares did not exceed 0.85% until March 22, 2010. The expense limitation takes into account the Underlying Funds expense ratio and brokerage commissions paid on purchases and sales of shares of ETFs.

See Notes to Financial Statements.

Legg Mason Target Retirement Series 2012 Semi-Annual Report	79

Legg Mason Target Retirement 2050

For a share of each class of beneficial interest outstanding throughout each year ended January 31, unless otherwise noted:
Class A Shares[1]	2012[2]	2012	2011	2010	2009[3]

Net asset value, beginning of period	$11.16	$11.39	$9.51	$7.08	$11.40

Income (loss) from operations:
Net investment income	0.05	0.15	0.17	0.15	0.12
Net realized and unrealized gain (loss)	0.19	(0.20)	1.84	2.43	(4.33)
Total income (loss) from operations	0.24	(0.05)	2.01	2.58	(4.21)

Less distributions from:
Net investment income	—	(0.18)	(0.13)	(0.15)	(0.11)
Total distributions	—	(0.18)	(0.13)	(0.15)	(0.11)

Net asset value, end of period	$11.40	$11.16	$11.39	$9.51	$7.08
Total return[4]	2.15%	(0.38)%	21.14%	36.38%	(36.98)%

Net assets, end of period (000s)	$781	$587	$580	$147	$76

Ratios to average net assets:
Gross expenses[5]	5.04%[6]	4.68%	8.52%	22.18%	24.99%[6]
Net expenses[5,7,8]	0.55 [6,9]	0.50 [9,10]	0.41 [10,11,12]	0.57 [12]	0.57 [6,12]
Net investment income	0.80 [6]	1.32	1.66	1.67	3.57 [6]

Portfolio turnover rate	10%	35%	24%	45%	4%

[1]	Per share amounts have been calculated using the average shares method.

[2]	For the six months ended July 31, 2012 (unaudited).

[3]	For the period August 29, 2008 (commencement of operations) to January 31, 2009.

[4]

Performance figures, exclusive of sales charges, may reflect compensating balance arrangements, fee waivers and/or expense reimbursements. In the absence of compensating balance arrangements, fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results. Total returns for periods of less than one year are not annualized.

[5]	Does not include expenses of the Underlying Funds in which the Fund invests.

[6]	Annualized.

[7]	Reflects fee waivers and/or expense reimbursements.

[8]	The impact of compensating balance arrangements, if any, was less than 0.01%.

[9]

As a result of an expense limitation arrangement, effective May 31, 2011, the ratio of expenses, other than brokerage, interest, taxes and extraordinary expenses, to average net assets of Class A shares did not exceed 1.15%. The expense limitation takes into account the Underlying Funds expense ratio and brokerage commissions paid on purchases and sales of shares of ETFs. This expense limitation arrangement cannot be terminated prior to December 31, 2013 without the Board of Trustees’ consent.

[10]

As a result of an expense limitation arrangement, the ratio of expenses, other than brokerage, interest, taxes and extraordinary expenses, to average net assets of Class A shares did not exceed 0.99% through May 31, 2011. The expense limitation takes into account the Underlying Funds expense ratio and brokerage commissions paid on purchases and sales of shares of ETFs.

[11]

As a result of a contractual expense limitation, effective March 22, 2010 through May 31, 2010, the ratio of expenses, other than brokerage, taxes and extraordinary expenses, to average net assets of Class A shares did not exceed 0.99%. The expense limitation takes into account the Underlying Funds expense ratio and brokerage commissions paid on purchases and sales of shares of ETFs.

[12]

As a result of a contractual expense limitation, the ratio of expenses, other than brokerage, taxes and extraordinary expenses, to average net assets of Class A shares did not exceed 1.15% until March 22, 2010. The expense limitation takes into account the Underlying Funds expense ratio and brokerage commissions paid on purchases and sales of shares of ETFs.

See Notes to Financial Statements.

80	Legg Mason Target Retirement Series 2012 Semi-Annual Report

Financial highlights (cont’d)

Legg Mason Target Retirement 2050

For a share of each class of beneficial interest outstanding throughout each year ended January 31, unless otherwise noted:
Class C Shares[1]	2012[2]		2012	2011	2010	2009[3]

Net asset value, beginning of period	$11.16		$11.39	$9.52	$7.07	$11.40

Income (loss) from operations:
Net investment income	(0.00)	[4]	0.08	0.08	0.11	0.08
Net realized and unrealized gain (loss)	0.20		(0.21)	1.83	2.41	(4.32)
Total income (loss) from operations	0.20		(0.13)	1.91	2.52	(4.24)

Less distributions from:
Net investment income	—		(0.10)	(0.04)	(0.07)	(0.09)
Total distributions	—		(0.10)	(0.04)	(0.07)	(0.09)

Net asset value, end of period	$11.36		$11.16	$11.39	$9.52	$7.07
Total return[5]	1.79%		(1.11)%	20.10%	35.67%	(37.22)%

Net assets, end of period (000s)	$1,101		$1,259	$847	$352	$72

Ratios to average net assets:
Gross expenses[6]	6.00%[7]		5.84%	10.10%	20.80%	26.81%[7]
Net expenses[6,8,9]	1.30	[7,10]	1.25 [10,11]	1.17 [11,12,13]	1.33 [13]	1.32 [7,13]
Net investment income (loss)	(0.01)	[7]	0.68	0.75	1.26	2.34 [7]

Portfolio turnover rate	10%		35%	24%	45%	4%

[1]	Per share amounts have been calculated using the average shares method.

[2]	For the six months ended July 31, 2012 (unaudited).

[3]	For the period August 29, 2008 (commencement of operations) to January 31, 2009.

[4]	Amount represents less than $0.01 per share.

[5]

Performance figures, exclusive of CDSC, may reflect compensating balance arrangements, fee waivers and/or expense reimbursements. In the absence of compensating balance arrangements, fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results. Total returns for periods of less than one year are not annualized.

[6]	Does not include expenses of the Underlying Funds in which the Fund invests.

[7]	Annualized.

[8]	Reflects fee waivers and/or expense reimbursements.

[9]	The impact of compensating balance arrangements, if any, was less than 0.01%.

[10]

As a result of an expense limitation arrangement, effective May 31, 2011, the ratio of expenses, other than brokerage, interest, taxes and extraordinary expenses, to average net assets of Class C shares did not exceed 1.90%. The expense limitation takes into account the Underlying Funds expense ratio and brokerage commissions paid on purchases and sales of shares of ETFs. This expense limitation arrangement cannot be terminated prior to December 31, 2013 without the Board of Trustees’ consent.

[11]

As a result of an expense limitation arrangement, the ratio of expenses, other than brokerage, interest, taxes and extraordinary expenses, to average net assets of Class C shares did not exceed 1.74% through May 31, 2011. The expense limitation takes into account the Underlying Funds expense ratio and brokerage commissions paid on purchases and sales of shares of ETFs.

[12]

As a result of a contractual expense limitation, effective March 22, 2010 through May 31, 2010, the ratio of expenses, other than brokerage, taxes and extraordinary expenses, to average net assets of Class C shares did not exceed 1.74%. The expense limitation takes into account the Underlying Funds expense ratio and brokerage commissions paid on purchases and sales of shares of ETFs.

[13]

As a result of a contractual expense limitation, the ratio of expenses, other than brokerage, taxes and extraordinary expenses, to average net assets of Class C shares did not exceed 1.90% until March 22, 2010. The expense limitation takes into account the Underlying Funds expense ratio and brokerage commissions paid on purchases and sales of shares of ETFs.

See Notes to Financial Statements.

Legg Mason Target Retirement Series 2012 Semi-Annual Report	81

Legg Mason Target Retirement 2050

For a share of each class of beneficial interest outstanding throughout each year ended January 31, unless otherwise noted:
Class FI Shares[1]	2012[2]	2012	2011	2010	2009[3]

Net asset value, beginning of period	$11.15	$11.39	$9.51	$7.08	$11.40

Income (loss) from operations:
Net investment income	0.03	0.12	0.13	0.14	0.11
Net realized and unrealized gain (loss)	0.22	(0.18)	1.88	2.44	(4.32)
Total income (loss) from operations	0.25	(0.06)	2.01	2.58	(4.21)

Less distributions from:
Net investment income	—	(0.18)	(0.13)	(0.15)	(0.11)
Total distributions	—	(0.18)	(0.13)	(0.15)	(0.11)

Net asset value, end of period	$11.40	$11.15	$11.39	$9.51	$7.08
Total return[4]	2.24%	(0.47)%	21.12%	36.38%	(36.98)%

Net assets, end of period (000s)	$14	$77	$500	$417	$310

Ratios to average net assets:
Gross expenses[5]	6.09%[6]	4.44%	8.80%	23.99%	26.37%[6]
Net expenses[5,7,8]	0.56 [6,9]	0.49 [9,10]	0.43 [10,11,12]	0.58 [12]	0.57 [6,12]
Net investment income	0.50 [6]	1.10	1.28	1.58	3.12 [6]

Portfolio turnover rate	10%	35%	24%	45%	4%

[1]	Per share amounts have been calculated using the average shares method.

[2]	For the six months ended July 31, 2012 (unaudited).

[3]	For the period August 29, 2008 (commencement of operations) to January 31, 2009.

[4]

Performance figures may reflect compensating balance arrangements, fee waivers and/or expense reimbursements. In the absence of compensating balance arrangements, fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results. Total returns for periods of less than one year are not annualized.

[5]	Does not include expenses of the Underlying Funds in which the Fund invests.

[6]	Annualized.

[7]	Reflects fee waivers and/or expense reimbursements.

[8]	The impact of compensating balance arrangements, if any, was less than 0.01%.

[9]

As a result of an expense limitation arrangement, effective May 31, 2011, the ratio of expenses, other than brokerage, interest, taxes and extraordinary expenses, to average net assets of Class FI shares did not exceed 1.15%. The expense limitation takes into account the Underlying Funds expense ratio and brokerage commissions paid on purchases and sales of shares of ETFs. This expense limitation arrangement cannot be terminated prior to December 31, 2013 without the Board of Trustees’ consent.

[10]

As a result of an expense limitation arrangement, the ratio of expenses, other than brokerage, interest, taxes and extraordinary expenses, to average net assets of Class FI shares did not exceed 0.99% through May 31, 2011. The expense limitation takes into account the Underlying Funds expense ratio and brokerage commissions paid on purchases and sales of shares of ETFs.

[11]

As a result of a contractual expense limitation, effective March 22, 2010 through May 31, 2010, the ratio of expenses, other than brokerage, taxes and extraordinary expenses, to average net assets of Class FI shares did not exceed 0.99%. The expense limitation takes into account the Underlying Funds expense ratio and brokerage commissions paid on purchases and sales of shares of ETFs.

[12]

As a result of a contractual expense limitation, the ratio of expenses, other than brokerage, taxes and extraordinary expenses, to average net assets of Class FI shares did not exceed 1.15% until March 22, 2010. The expense limitation takes into account the Underlying Funds expense ratio and brokerage commissions paid on purchases and sales of shares of ETFs.

See Notes to Financial Statements.

82	Legg Mason Target Retirement Series 2012 Semi-Annual Report

Financial highlights (cont’d)

Legg Mason Target Retirement 2050

For a share of each class of beneficial interest outstanding throughout each year ended January 31, unless otherwise noted:
Class R Shares[1]	2012[2]	2012	2011	2010	2009[3]

Net asset value, beginning of period	$11.16	$11.38	$9.51	$7.08	$11.40

Income (loss) from operations:
Net investment income	0.03	0.13	0.10	0.12	0.10
Net realized and unrealized gain (loss)	0.20	(0.20)	1.87	2.43	(4.31)
Total income (loss) from operations	0.23	(0.07)	1.97	2.55	(4.21)

Less distributions from:
Net investment income	—	(0.15)	(0.10)	(0.12)	(0.11)
Total distributions	—	(0.15)	(0.10)	(0.12)	(0.11)

Net asset value, end of period	$11.39	$11.16	$11.38	$9.51	$7.08
Total return[4]	2.06%	(0.54)%	20.71%	36.03%	(37.03)%

Net assets, end of period (000s)	$135	$129	$112	$92	$62

Ratios to average net assets:
Gross expenses[5]	5.09%[6]	4.83%	9.07%	24.07%	26.68%[6]
Net expenses[5,7,8]	0.80 [6,9]	0.75 [9,10]	0.67 [10,11,12]	0.82 [12]	0.82 [6,12]
Net investment income	0.52 [6]	1.15	1.02	1.38	2.87 [6]

Portfolio turnover rate	10%	35%	24%	45%	4%

[1]	Per share amounts have been calculated using the average shares method.

[2]	For the six months ended July 31, 2012 (unaudited).

[3]	For the period August 29, 2008 (commencement of operations) to January 31, 2009.

[4]

Performance figures may reflect compensating balance arrangements, fee waivers and/or expense reimbursements. In the absence of compensating balance arrangements, fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results. Total returns for periods of less than one year are not annualized.

[5]	Does not include expenses of the Underlying Funds in which the Fund invests.

[6]	Annualized.

[7]	Reflects fee waivers and/or expense reimbursements.

[8]	The impact of compensating balance arrangements, if any, was less than 0.01%.

[9]

As a result of an expense limitation arrangement, effective May 31, 2011, the ratio of expenses, other than brokerage, interest, taxes and extraordinary expenses, to average net assets of Class R shares did not exceed 1.40%. The expense limitation takes into account the Underlying Funds expense ratio and brokerage commissions paid on purchases and sales of shares of ETFs. This expense limitation arrangement cannot be terminated prior to December 31, 2013 without the Board of Trustees’ consent.

[10]

As a result of an expense limitation arrangement, the ratio of expenses, other than brokerage, interest, taxes and extraordinary expenses, to average net assets of Class R shares did not exceed 1.24% through May 31, 2011. The expense limitation takes into account the Underlying Funds expense ratio and brokerage commissions paid on purchases and sales of shares of ETFs.

[11]

As a result of a contractual expense limitation, effective March 22, 2010 through May 31, 2010, the ratio of expenses, other than brokerage, taxes and extraordinary expenses, to average net assets of Class R shares did not exceed 1.24%. The expense limitation takes into account the Underlying Funds expense ratio and brokerage commissions paid on purchases and sales of shares of ETFs.

[12]

As a result of a contractual expense limitation, the ratio of expenses, other than brokerage, taxes and extraordinary expenses, to average net assets of Class R shares did not exceed 1.40% until March 22, 2010. The expense limitation takes into account the Underlying Funds expense ratio and brokerage commissions paid on purchases and sales of shares of ETFs.

See Notes to Financial Statements.

Legg Mason Target Retirement Series 2012 Semi-Annual Report	83

Legg Mason Target Retirement 2050

For a share of each class of beneficial interest outstanding throughout each year ended January 31, unless otherwise noted:
Class I Shares[1]	2012[2]	2012	2011	2010	2009[3]

Net asset value, beginning of period	$11.16	$11.39	$9.52	$7.08	$11.40

Income (loss) from operations:
Net investment income	0.06	0.17	0.15	0.18	0.12
Net realized and unrealized gain (loss)	0.20	(0.19)	1.88	2.44	(4.32)
Total income (loss) from operations	0.26	(0.02)	2.03	2.62	(4.20)

Less distributions from:
Net investment income	—	(0.21)	(0.16)	(0.18)	(0.12)
Total distributions	—	(0.21)	(0.16)	(0.18)	(0.12)

Net asset value, end of period	$11.42	$11.16	$11.39	$9.52	$7.08
Total return[4]	2.33%	(0.05)%	21.30%	36.95%	(36.92)%

Net assets, end of period (000s)	$353	$294	$288	$158	$62

Ratios to average net assets:
Gross expenses[5]	4.68%[6]	4.31%	8.70%	19.71%	26.17%[6]
Net expenses[5,7,8]	0.25 [6,9]	0.21 [9,10]	0.17 [10,11,12]	0.27 [12]	0.27 [6,12]
Net investment income	1.10 [6]	1.53	1.50	2.02	3.43 [6]

Portfolio turnover rate	10%	35%	24%	45%	4%

[1]	Per share amounts have been calculated using the average shares method.

[2]	For the six months ended July 31, 2012 (unaudited).

[3]	For the period August 29, 2008 (commencement of operations) to January 31, 2009.

[4]

Performance figures may reflect compensating balance arrangements, fee waivers and/or expense reimbursements. In the absence of compensating balance arrangements, fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results. Total returns for periods of less than one year are not annualized.

[5]	Does not include expenses of the Underlying Funds in which the Fund invests.

[6]	Annualized.

[7]	Reflects fee waivers and/or expense reimbursements.

[8]	The impact of compensating balance arrangements, if any, was less than 0.01%.

[9]

As a result of an expense limitation arrangement, effective May 31, 2011, the ratio of expenses, other than brokerage, interest, taxes and extraordinary expenses, to average net assets of Class I shares did not exceed 0.85%. The expense limitation takes into account the Underlying Funds expense ratio and brokerage commissions paid on purchases and sales of shares of ETFs. This expense limitation arrangement cannot be terminated prior to December 31, 2013 without the Board of Trustees’ consent.

[10]

As a result of an expense limitation arrangement, the ratio of expenses, other than brokerage, interest, taxes and extraordinary expenses, to average net assets of Class I shares did not exceed 0.74% through May 31, 2011. The expense limitation takes into account the Underlying Funds expense ratio and brokerage commissions paid on purchases and sales of shares of ETFs.

[11]

As a result of a contractual expense limitation, effective March 22, 2010 through May 31, 2010, the ratio of expenses, other than brokerage, taxes and extraordinary expenses, to average net assets of Class I shares did not exceed 0.74%. The expense limitation takes into account the Underlying Funds expense ratio and brokerage commissions paid on purchases and sales of shares of ETFs.

[12]

As a result of a contractual expense limitation, the ratio of expenses, other than brokerage, taxes and extraordinary expenses, to average net assets of Class I shares did not exceed 0.85% until March 22, 2010. The expense limitation takes into account the Underlying Funds expense ratio and brokerage commissions paid on purchases and sales of shares of ETFs.

See Notes to Financial Statements.

84	Legg Mason Target Retirement Series 2012 Semi-Annual Report

Financial highlights (cont’d)

Legg Mason Target Retirement Fund

For a share of each class of beneficial interest outstanding throughout each year ended January 31, unless otherwise noted:
Class A Shares[1]	2012[2]	2012	2011	2010	2009[3]

Net asset value, beginning of period	$12.64	$12.48	$11.14	$8.63	$11.40

Income (loss) from operations:
Net investment income[4]	0.13	0.35	0.50	0.52	0.27
Net realized and unrealized gain (loss)	0.22	0.18	1.23	2.41	(2.77)
Total income (loss) from operations	0.35	0.53	1.73	2.93	(2.50)

Less distributions from:
Net investment income	(0.02)	(0.37)	(0.39)	(0.42)	(0.27)
Net realized gains	(0.02)	—	—	—	—
Total distributions	(0.04)	(0.37)	(0.39)	(0.42)	(0.27)

Net asset value, end of period	$12.95	$12.64	$12.48	$11.14	$8.63
Total return[5]	2.74%	4.36%	15.56%	34.04%	(22.04)%

Net assets, end of period (000s)	$1,221	$744	$492	$218	$75

Ratios to average net assets:
Gross expenses[6]	3.58%[7]	5.61%	7.15%	16.53%	23.77%[7]
Net expenses[6,8,9]	0.59 [7,10]	0.54 [10,11]	0.45 [11,12,13]	0.61 [13]	0.62 [7,13]
Net investment income[4]	2.07 [7]	2.79	4.17	5.00	6.84 [7]

Portfolio turnover rate	28%	56%	50%	53%	13%

[1]	Per share amounts have been calculated using the average shares method.

[2]	For the six months ended July 31, 2012 (unaudited).

[3]	For the period August 29, 2008 (commencement of operations) to January 31, 2009.

[4]	Net investment income includes short-term capital gain distributions from Underlying Funds.

[5]

Performance figures, exclusive of sales charges, may reflect compensating balance arrangements, fee waivers and/or expense reimbursements. In the absence of compensating balance arrangements, fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results. Total returns for periods of less than one year are not annualized.

[6]	Does not include expenses of the Underlying Funds in which the Fund invests.

[7]	Annualized.

[8]	Reflects fee waivers and/or expense reimbursements.

[9]	The impact of compensating balance arrangements, if any, was less than 0.01%.

[10]

As a result of an expense limitation arrangement, effective May 31, 2011, the ratio of expenses, other than brokerage, interest, taxes and extraordinary expenses, to average net assets of Class A shares did not exceed 1.15%. The expense limitation takes into account the Underlying Funds expense ratio and brokerage commissions paid on purchases and sales of shares of ETFs. This expense limitation arrangement cannot be terminated prior to December 31, 2013 without the Board of Trustees’ consent.

[11]

As a result of an expense limitation arrangement, the ratio of expenses, other than brokerage, interest, taxes and extraordinary expenses, to average net assets of Class A shares did not exceed 0.99% through May 31, 2011. The expense limitation takes into account the Underlying Funds expense ratio and brokerage commissions paid on purchases and sales of shares of ETFs.

[12]

As a result of a contractual expense limitation, effective March 22, 2010 through May 31, 2010, the ratio of expenses, other than brokerage, taxes and extraordinary expenses, to average net assets of Class A shares did not exceed 0.99%. The expense limitation takes into account the Underlying Funds expense ratio and brokerage commissions paid on purchases and sales of shares of ETFs.

[13]

As a result of a contractual expense limitation, the ratio of expenses, other than brokerage, taxes and extraordinary expenses, to average net assets of Class A shares did not exceed 1.15% until March 22, 2010. The expense limitation takes into account the Underlying Funds expense ratio and brokerage commissions paid on purchases and sales of shares of ETFs.

See Notes to Financial Statements.

Legg Mason Target Retirement Series 2012 Semi-Annual Report	85

Legg Mason Target Retirement Fund

For a share of each class of beneficial interest outstanding throughout each year ended January 31, unless otherwise noted:
Class C Shares[1]	2012[2]	2012	2011	2010	2009[3]

Net asset value, beginning of period	$12.64	$12.48	$11.14	$8.62	$11.40

Income (loss) from operations:
Net investment income[4]	0.09	0.25	0.36	0.41	0.24
Net realized and unrealized gain (loss)	0.22	0.18	1.27	2.45	(2.77)
Total income (loss) from operations	0.31	0.43	1.63	2.86	(2.53)

Less distributions from:
Net investment income	—	(0.27)	(0.29)	(0.34)	(0.25)
Net realized gains	(0.02)	—	—	—	—
Total distributions	(0.02)	(0.27)	(0.29)	(0.34)	(0.25)

Net asset value, end of period	$12.93	$12.64	$12.48	$11.14	$8.62
Total return[5]	2.43%	3.51%	14.66%	33.17%	(22.32)%

Net assets, end of period (000s)	$1,703	$1,253	$1,085	$537	$81

Ratios to average net assets:
Gross expenses[6]	4.47%[7]	6.50%	8.29%	16.94%	24.35%[7]
Net expenses[6,8,9]	1.34 [7,10]	1.28 [10,11]	1.20 [11,12,13]	1.37 [13]	1.37 [7,13]
Net investment income[4]	1.38 [7]	1.99	3.04	3.87	6.06 [7]

Portfolio turnover rate	28%	56%	50%	53%	13%

[1]	Per share amounts have been calculated using the average shares method.

[2]	For the six months ended July 31, 2012 (unaudited).

[3]	For the period August 29, 2008 (commencement of operations) to January 31, 2009.

[4]	Net investment income includes short-term capital gain distributions from Underlying Funds.

[5]

Performance figures, exclusive of CDSC, may reflect compensating balance arrangements, fee waivers and/or expense reimbursements. In the absence of compensating balance arrangements, fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results. Total returns for periods of less than one year are not annualized.

[6]	Does not include expenses of the Underlying Funds in which the Fund invests.

[7]	Annualized.

[8]	Reflects fee waivers and/or expense reimbursements.

[9]	The impact of compensating balance arrangements, if any, was less than 0.01%.

[10]

As a result of an expense limitation arrangement, effective May 31, 2011, the ratio of expenses, other than brokerage, interest, taxes and extraordinary expenses, to average net assets of Class C shares did not exceed 1.90%. The expense limitation takes into account the Underlying Funds expense ratio and brokerage commissions paid on purchases and sales of shares of ETFs. This expense limitation arrangement cannot be terminated prior to December 31, 2013 without the Board of Trustees’ consent.

[11]

As a result of an expense limitation arrangement, the ratio of expenses, other than brokerage, interest, taxes and extraordinary expenses, to average net assets of Class C shares did not exceed 1.74% through May 31, 2011. The expense limitation takes into account the Underlying Funds expense ratio and brokerage commissions paid on purchases and sales of shares of ETFs.

[12]

As a result of a contractual expense limitation, effective March 22, 2010 through May 31, 2010, the ratio of expenses, other than brokerage, taxes and extraordinary expenses, to average net assets of Class C shares did not exceed 1.74%. The expense limitation takes into account the Underlying Funds expense ratio and brokerage commissions paid on purchases and sales of shares of ETFs.

[13]

As a result of a contractual expense limitation, the ratio of expenses, other than brokerage, taxes and extraordinary expenses, to average net assets of Class C shares did not exceed 1.90% until March 22, 2010. The expense limitation takes into account the Underlying Funds expense ratio and brokerage commissions paid on purchases and sales of shares of ETFs.

See Notes to Financial Statements.

86	Legg Mason Target Retirement Series 2012 Semi-Annual Report

Financial highlights (cont’d)

Legg Mason Target Retirement Fund

For a share of each class of beneficial interest outstanding throughout each year ended January 31, unless otherwise noted:
Class FI Shares[1]	2012[2]	2012	2011	2010	2009[3]

Net asset value, beginning of period	$12.63	$12.48	$11.14	$8.63	$11.40

Income (loss) from operations:
Net investment income[4]	0.13	0.30	0.44	0.46	0.27
Net realized and unrealized gain (loss)	0.22	0.22	1.28	2.47	(2.77)
Total income (loss) from operations	0.35	0.52	1.72	2.93	(2.50)

Less distributions from:
Net investment income	(0.02)	(0.37)	(0.38)	(0.42)	(0.27)
Net realized gains	(0.02)	—	—	—	—
Total distributions	(0.04)	(0.37)	(0.38)	(0.42)	(0.27)

Net asset value, end of period	$12.94	$12.63	$12.48	$11.14	$8.63
Total return[5]	2.74%	4.27%	15.55%	34.04%	(22.04)%

Net assets, end of period (000s)	$47	$74	$570	$489	$378

Ratios to average net assets:
Gross expenses[6]	3.90%[7]	5.20%	7.23%	19.52%	23.72%[7]
Net expenses[6,8,9]	0.59 [7,10]	0.50 [10,11]	0.46 [11,12,13]	0.62 [13]	0.62 [7,13]
Net investment income[4]	2.06 [7]	2.34	3.68	4.53	6.84 [7]

Portfolio turnover rate	28%	56%	50%	53%	13%

[1]	Per share amounts have been calculated using the average shares method.

[2]	For the six months ended July 31, 2012 (unaudited).

[3]	For the period August 29, 2008 (commencement of operations) to January 31, 2009.

[4]	Net investment income includes short-term capital gain distributions from Underlying Funds.

[5]

Performance figures may reflect compensating balance arrangements, fee waivers and/or expense reimbursements. In the absence of compensating balance arrangements, fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results. Total returns for periods of less than one year are not annualized.

[6]	Does not include expenses of the Underlying Funds in which the Fund invests.

[7]	Annualized.

[8]	Reflects fee waivers and/or expense reimbursements.

[9]	The impact of compensating balance arrangements, if any, was less than 0.01%.

[10]

As a result of an expense limitation arrangement, effective May 31, 2011, the ratio of expenses, other than brokerage, interest, taxes and extraordinary expenses, to average net assets of Class FI shares did not exceed 1.15%. The expense limitation takes into account the Underlying Funds expense ratio and brokerage commissions paid on purchases and sales of shares of ETFs. This expense limitation arrangement cannot be terminated prior to December 31, 2013 without the Board of Trustees’ consent.

[11]

As a result of an expense limitation arrangement, the ratio of expenses, other than brokerage, interest, taxes and extraordinary expenses, to average net assets of Class FI shares did not exceed 0.99% through May 31, 2011. The expense limitation takes into account the Underlying Funds expense ratio and brokerage commissions paid on purchases and sales of shares of ETFs.

[12]

As a result of a contractual expense limitation, effective March 22, 2010 through May 31, 2010, the ratio of expenses, other than brokerage, taxes and extraordinary expenses, to average net assets of Class FI shares did not exceed 0.99%. The expense limitation takes into account the Underlying Funds expense ratio and brokerage commissions paid on purchases and sales of shares of ETFs.

[13]

As a result of a contractual expense limitation, the ratio of expenses, other than brokerage, taxes and extraordinary expenses, to average net assets of Class FI shares did not exceed 1.15% until March 22, 2010. The expense limitation takes into account the Underlying Funds expense ratio and brokerage commissions paid on purchases and sales of shares of ETFs.

See Notes to Financial Statements.

Legg Mason Target Retirement Series 2012 Semi-Annual Report	87

Legg Mason Target Retirement Fund

For a share of each class of beneficial interest outstanding throughout each year ended January 31, unless otherwise noted:
Class R Shares[1]	2012[2]	2012	2011	2010	2009[3]

Net asset value, beginning of period	$12.64	$12.48	$11.14	$8.63	$11.40

Income (loss) from operations:
Net investment income[4]	0.11	0.31	0.41	0.43	0.26
Net realized and unrealized gain (loss)	0.23	0.18	1.28	2.48	(2.77)
Total income (loss) from operations	0.34	0.49	1.69	2.91	(2.51)

Less distributions from:
Net investment income	—	(0.33)	(0.35)	(0.40)	(0.26)
Net realized gains	(0.02)	—	—	—	—
Total distributions	(0.02)	(0.33)	(0.35)	(0.40)	(0.26)

Net asset value, end of period	$12.96	$12.64	$12.48	$11.14	$8.63
Total return[5]	2.67%	4.02%	15.25%	33.69%	(22.10)%

Net assets, end of period (000s)	$117	$114	$109	$98	$76

Ratios to average net assets:
Gross expenses[6]	3.72%[7]	5.61%	7.47%	19.78%	24.03%[7]
Net expenses[6,8,9]	0.84 [7,10]	0.78 [10,11]	0.71 [11,12,13]	0.87 [13]	0.87 [7,13]
Net investment income[4]	1.80 [7]	2.45	3.43	4.28	6.59 [7]

Portfolio turnover rate	28%	56%	50%	53%	13%

[1]	Per share amounts have been calculated using the average shares method.

[2]	For the six months ended July 31, 2012 (unaudited).

[3]	For the period August 29, 2008 (commencement of operations) to January 31, 2009.

[4]	Net investment income includes short-term capital gain distributions from Underlying Funds.

[5]

Performance figures may reflect compensating balance arrangements, fee waivers and/or expense reimbursements. In the absence of compensating balance arrangements, fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results. Total returns for periods of less than one year are not annualized.

[6]	Does not include expenses of the Underlying Funds in which the Fund invests.

[7]	Annualized.

[8]	Reflects fee waivers and/or expense reimbursements.

[9]	The impact of compensating balance arrangements, if any, was less than 0.01%.

[10]

As a result of an expense limitation arrangement, effective May 31, 2011, the ratio of expenses, other than brokerage, interest, taxes and extraordinary expenses, to average net assets of Class R shares did not exceed 1.40%. The expense limitation takes into account the Underlying Funds expense ratio and brokerage commissions paid on purchases and sales of shares of ETFs. This expense limitation arrangement cannot be terminated prior to December 31, 2013 without the Board of Trustees’ consent.

[11]

As a result of an expense limitation arrangement, the ratio of expenses, other than brokerage, interest, taxes and extraordinary expenses, to average net assets of Class R shares did not exceed 1.24% through May 31, 2011. The expense limitation takes into account the Underlying Funds expense ratio and brokerage commissions paid on purchases and sales of shares of ETFs.

[12]

As a result of a contractual expense limitation, effective March 22, 2010 through May 31, 2010, the ratio of expenses, other than brokerage, taxes and extraordinary expenses, to average net assets of Class R shares did not exceed 1.24%. The expense limitation takes into account the Underlying Funds expense ratio and brokerage commissions paid on purchases and sales of shares of ETFs.

[13]

As a result of a contractual expense limitation, the ratio of expenses, other than brokerage, taxes and extraordinary expenses, to average net assets of Class R shares did not exceed 1.40% until March 22, 2010. The expense limitation takes into account the Underlying Funds expense ratio and brokerage commissions paid on purchases and sales of shares of ETFs.

See Notes to Financial Statements.

88	Legg Mason Target Retirement Series 2012 Semi-Annual Report

Financial highlights (cont’d)

Legg Mason Target Retirement Fund

For a share of each class of beneficial interest outstanding throughout each year ended January 31, unless otherwise noted:
Class I Shares[1]	2012[2]	2012	2011	2010	2009[3]

Net asset value, beginning of period	$12.62	$12.48	$11.14	$8.63	$11.40

Income (loss) from operations:
Net investment income[4]	0.14	0.36	0.48	0.51	0.28
Net realized and unrealized gain (loss)	0.23	0.20	1.28	2.46	(2.77)
Total income (loss) from operations	0.37	0.56	1.76	2.97	(2.49)

Less distributions from:
Net investment income	(0.06)	(0.42)	(0.42)	(0.46)	(0.28)
Net realized gains	(0.02)	—	—	—	—
Total distributions	(0.08)	(0.42)	(0.42)	(0.46)	(0.28)

Net asset value, end of period	$12.91	$12.62	$12.48	$11.14	$8.63
Total return[5]	2.89%	4.64%	15.88%	34.45%	(21.96)%

Net assets, end of period (000s)	$64	$148	$266	$143	$76

Ratios to average net assets:
Gross expenses[6]	3.34%[7]	5.34%	6.98%	17.67%	23.52%[7]
Net expenses[6,8,9]	0.29 [7,10]	0.23 [10,11]	0.20 [11,12,13]	0.32 [13]	0.32 [7,13]
Net investment income[4]	2.21 [7]	2.83	4.00	4.95	7.14 [7]

Portfolio turnover rate	28%	56%	50%	53%	13%

[1]	Per share amounts have been calculated using the average shares method.

[2]	For the six months ended July 31, 2012 (unaudited).

[3]	For the period August 29, 2008 (commencement of operations) to January 31, 2009.

[4]	Net investment income includes short-term capital gain distributions from Underlying Funds.

[5]

Performance figures may reflect compensating balance arrangements, fee waivers and/or expense reimbursements. In the absence of compensating balance arrangements, fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results. Total returns for periods of less than one year are not annualized.

[6]	Does not include expenses of the Underlying Funds in which the Fund invests.

[7]	Annualized.

[8]	Reflects fee waivers and/or expense reimbursements.

[9]	The impact of compensating balance arrangements, if any, was less than 0.01%.

[10]

As a result of an expense limitation arrangement, effective May 31, 2011, the ratio of expenses, other than brokerage, interest, taxes and extraordinary expenses, to average net assets of Class I shares did not exceed 0.85%. The expense limitation takes into account the Underlying Funds expense ratio and brokerage commissions paid on purchases and sales of shares of ETFs. This expense limitation arrangement cannot be terminated prior to December 31, 2013 without the Board of Trustees’ consent.

[11]

As a result of an expense limitation arrangement, the ratio of expenses, other than brokerage, interest, taxes and extraordinary expenses, to average net assets of Class I shares did not exceed 0.74% through May 31, 2011. The expense limitation takes into account the Underlying Funds expense ratio and brokerage commissions paid on purchases and sales of shares of ETFs.

[12]

As a result of a contractual expense limitation, effective March 22, 2010 through May 31, 2010, the ratio of expenses, other than brokerage, taxes and extraordinary expenses, to average net assets of Class I shares did not exceed 0.74%. The expense limitation takes into account the Underlying Funds expense ratio and brokerage commissions paid on purchases and sales of shares of ETFs.

[13]

As a result of a contractual expense limitation, the ratio of expenses, other than brokerage, taxes and extraordinary expenses, to average net assets of Class I shares did not exceed 0.85% until March 22, 2010. The expense limitation takes into account the Underlying Funds expense ratio and brokerage commissions paid on purchases and sales of shares of ETFs.

See Notes to Financial Statements.

Legg Mason Target Retirement Series 2012 Semi-Annual Report	89

Notes to financial statements (unaudited)

1. Organization and significant accounting policies

Legg Mason Target Retirement 2015 (“Retirement 2015”), Legg Mason Target Retirement 2020 (“Retirement 2020”), Legg Mason Target Retirement 2025 (“Retirement 2025”), Legg Mason Target Retirement 2030 (“Retirement 2030”), Legg Mason Target Retirement 2035 (“Retirement 2035”), Legg Mason Target Retirement 2040 (“Retirement 2040”), Legg Mason Target Retirement 2045 (“Retirement 2045”), Legg Mason Target Retirement 2050 (“Retirement 2050”), and Legg Mason Target Retirement Fund (“Retirement Fund”) (each, a “Fund” and collectively, the “Funds”) are separate diversified investment series of Legg Mason Partners Equity Trust (the “Trust”). The Trust, a Maryland statutory trust, is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Funds invest in other mutual funds (“Underlying Funds”) which are affiliated with Legg Mason, Inc. (“Legg Mason”) or exchange-traded funds that are based on an index and managed by unaffiliated investment advisers. The financial statements and financial highlights for the Underlying Funds are presented in a separate shareholder report for each respective Underlying Fund.

The following are significant accounting policies consistently followed by the Funds and are in conformity with U.S. generally accepted accounting principles (“GAAP”). Estimates and assumptions are required to be made regarding assets, liabilities and changes in net assets resulting from operations when financial statements are prepared. Changes in the economic environment, financial markets and any other parameters used in determining these estimates could cause actual results to differ. Subsequent events have been evaluated through the date the financial statements were issued.

(a) Investment valuation. Investments in the Underlying Funds, excluding ETFs, are valued at the closing net asset value per share of each Underlying Fund on the day of valuation. Equity securities for which market quotations are available are valued at the last reported sales price or official closing price on the primary market or exchange on which they trade. The valuations for fixed income securities (which may include, but are not limited to, corporate, government, municipal, mortgage-backed, collateralized mortgage obligations and asset-backed securities) and certain derivative instruments are typically the prices supplied by independent third party pricing services, which may use market prices or broker/dealer quotations or a variety of fair valuation techniques and methodologies. The independent third party pricing services use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar securities. Short-term fixed income securities that will mature in 60 days or less are valued at amortized cost, unless it is determined that using this method would not reflect an investment’s fair value. When the Funds hold securities or other assets that are denominated in a foreign currency, the Funds will normally use the currency exchange rates as of 4:00 p.m. (Eastern Time). If independent third party pricing services are unable to supply prices for a portfolio investment, or if the prices supplied are deemed by the manager to be unreliable, the market price may be determined by the manager using quotations from one or more broker/dealers or at the transaction price if the security has recently been purchased and no value has yet been obtained from a pricing service or pricing broker. When reliable prices are not readily available, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the Funds calculate their net asset value, the Funds value these securities as determined in accordance with procedures approved by the Funds’ Board of Trustees.

The Board of Trustees is responsible for the valuation process and has delegated the supervision of the daily valuation process to the Legg Mason North American Fund Valuation Committee (the “Valuation Committee”). The Valuation Committee, pursuant to the policies adopted by the Board of Trustees, is responsible for making fair value determinations, evaluating the effectiveness of the Funds’ pricing policies, and reporting to the Board of Trustees. When determining the reliability of third party pricing information for investments owned by the Funds, the Valuation Committee, among other things, conducts due diligence reviews of pricing vendors, monitors the daily change in prices and reviews transactions among market participants.

The Valuation Committee will consider pricing methodologies it deems relevant and appropriate when making fair value determinations. Examples of possible methodologies include, but are not limited to, multiple of earnings; discount from market of a similar freely traded security; discounted cash-flow analysis; book value or a multiple thereof; risk premium/yield analysis; yield to maturity; and/or fundamental

90	Legg Mason Target Retirement Series 2012 Semi-Annual Report

Notes to financial statements (unaudited) (cont’d)

investment analysis. The Valuation Committee will also consider factors it deems relevant and appropriate in light of the facts and circumstances. Examples of possible factors include, but are not limited to, the type of security; the issuer’s financial statements; the purchase price of the security; the discount from market value of unrestricted securities of the same class at the time of purchase; analysts’ research and observations from financial institutions; information regarding any transactions or offers with respect to the security; the existence of merger proposals or tender offers affecting the security; the price and extent of public trading in similar securities of the issuer or comparable companies; and the existence of a shelf registration for restricted securities.

For each portfolio security that has been fair valued pursuant to the policies adopted by the Board of Trustees, the fair value price is compared against the last available and next available market quotations. The Valuation Committee reviews the results of such back testing monthly and fair valuation occurrences are reported to the Board of Trustees quarterly.

The Funds use valuation techniques to measure fair value that are consistent with the market approach and/or income approach, depending on the type of security and the particular circumstance. The market approach uses prices and other relevant information generated by market transactions involving identical or comparable securities. The income approach uses valuation techniques to discount estimated future cash flows to present value.

GAAP establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are summarized in the three broad levels listed below:

•	Level 1 — quoted prices in active markets for identical investments

•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including the Funds’ own assumptions in determining the fair value of investments)

The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used in valuing the Funds’ assets carried at fair value:

Retirement 2015

ASSETS
Description	Quoted Prices (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Long-term investments†:
Investments in underlying funds	$3,530,372	—	—	$3,530,372
Purchased options	23,743	—	—	23,743
Total long-term investments	$3,554,115	—	—	$3,554,115
Short-term investments†	—	$839,000	—	839,000
Total investments	$3,554,115	$839,000	—	$4,393,115

†	See Schedules of Investments for additional detailed categorizations.

Retirement 2020

ASSETS
Description	Quoted Prices (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Investments in underlying funds†	$4,654,770	—	—	$4,654,770

†	See Schedules of Investments for additional detailed categorizations.

Legg Mason Target Retirement Series 2012 Semi-Annual Report	91

Retirement 2025

ASSETS
Description	Quoted Prices (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Investments in underlying funds†	$6,259,566	—	—	$6,259,566

†	See Schedules of Investments for additional detailed categorizations.

Retirement 2030

ASSETS
Description	Quoted Prices (Level 1)	Other Significant Observable Inputs (LeveL 2)	Significant Unobservable Inputs (Level 3)	Total
Investments in underlying funds†	$4,489,285	—	—	$4,489,285
Short-term investments†	—	$9,000	—	9,000
Total investments	$4,489,285	$9,000	—	$4,498,285

†	See Schedules of Investments for additional detailed categorizations.

Retirement 2035

ASSETS
Description	Quoted Prices (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Investments in underlying funds†	$4,173,959	—	—	$4,173,959
Short-term investments†	—	$27,000	—	27,000
Total investments	$4,173,959	$27,000	—	$4,200,959

†	See Schedules of Investments for additional detailed categorizations.

Retirement 2040

ASSETS
Description	Quoted Prices (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Investments in underlying funds†	$4,212,965	—	—	$4,212,965
Short-term investments†	—	$25,000	—	25,000
Total investments	$4,212,965	$25,000	—	$4,237,965

†	See Schedules of Investments for additional detailed categorizations.

Retirement 2045

ASSETS
Description	Quoted Prices (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Investments in underlying funds†	$2,398,370	—	—	$2,398,370
Short-term investments†	—	$8,000	—	8,000
Total investments	$2,398,370	$8,000	—	$2,406,370

†	See Schedules of Investments for additional detailed categorizations.

Retirement 2050

ASSETS
Description	Quoted Prices (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Investments in underlying funds†	$2,341,535	—	—	$2,341,535

†	See Schedules of Investments for additional detailed categorizations.

92	Legg Mason Target Retirement Series 2012 Semi-Annual Report

Notes to financial statements (unaudited) (cont’d)

Retirement Fund

ASSETS
Description	Quoted Prices (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Investments in underlying funds†	$3,078,339	—	—	$3,078,339
Short-term investments†	—	$36,000	—	36,000
Total investments	$3,078,339	$36,000	—	$3,114,339

†	See Schedules of Investments for additional detailed categorizations.

(b) Repurchase agreements. The Funds may enter into repurchase agreements with institutions that their investment adviser has determined are creditworthy. Each repurchase agreement is recorded at cost. Under the terms of a typical repurchase agreement, the Funds acquire a debt security subject to an obligation of the seller to repurchase, and of the Funds to resell, the security at an agreed-upon price and time, thereby determining the yield during the Funds’ holding period. When entering into repurchase agreements, it is the Funds’ policy that their custodian or a third party custodian, acting on the Funds’ behalf, take possession of the underlying collateral securities, the market value of which, at all times, at least equals the principal amount of the repurchase transaction, including accrued interest. To the extent that any repurchase transaction maturity exceeds one business day, the value of the collateral is marked-to-market and measured against the value of the agreement in an effort to ensure the adequacy of the collateral. If the counterparty defaults, the Funds generally have the right to use the collateral to satisfy the terms of the repurchase transaction. However, if the market value of the collateral declines during the period in which the Funds seek to assert their rights or if bankruptcy proceedings are commenced with respect to the seller of the security, realization of the collateral by the Funds may be delayed or limited.

(c) Futures contracts. The Funds may use futures contracts generally to gain exposure to, or hedge against, changes in interest rates or gain exposure to, or hedge against, changes in certain asset classes. A futures contract represents a commitment for the future purchase or sale of an asset at a specified price on a specified date.

Upon entering into a futures contract, the Funds are required to deposit cash or cash equivalents with a broker in an amount equal to a certain percentage of the contract amount. This is known as the “initial margin” and subsequent payments (“variation margin”) are made or received by the Funds each day, depending on the daily fluctuation in the value of the contract. For certain futures, including foreign denominated futures, variation margin is not settled daily, but is recorded as a net variation margin payable or receivable. Futures contracts are valued daily at the settlement price established by the board of trade or exchange on which they are traded. The daily changes in contract value are recorded as unrealized gains or losses in the Statements of Operations and the Funds recognize a realized gain or loss when the contract is closed.

Futures contracts involve, to varying degrees, risk of loss in excess of the amounts reflected in the financial statements. In addition, there is the risk that the Funds may not be able to enter into a closing transaction because of an illiquid secondary market.

(d) Fund of funds risk. Your cost of investing in the Funds, as funds of funds, may be higher than the cost of investing in a mutual fund that only invests directly in individual securities. An underlying fund may change its investment objective or policies without the Funds’ approval, which could force the Funds to withdraw their investments from such underlying fund at a time that is unfavorable to the Funds. In addition, one underlying fund may buy the same securities that another underlying fund sells. Therefore, the Funds would indirectly bear the costs of these trades without accomplishing any investment purpose.

(e) Foreign investment risks. An Underlying Fund’s investments in foreign securities may involve risks not present in domestic investments. Since securities may be denominated in foreign currencies, may require settlement in foreign currencies or pay interest or dividends in foreign currencies, changes in the relationship of these foreign currencies to the U.S. dollar can significantly affect the value of the investments and earnings of the Underlying Funds. Foreign investments may also subject the Underlying Funds to foreign government exchange restrictions, expropriation, taxation or other political, social or economic developments, all of which affect the market and/or credit risk of the investments.

Legg Mason Target Retirement Series 2012 Semi-Annual Report	93

(f) Security transactions and investment income. Security transactions are accounted for on a trade date basis. Net investment income distributions and short-term capital gain distributions, if any, from the Underlying Funds are recorded on the ex-dividend date as investment income. Interest income is recorded on an accrual basis. Long-term capital gain distributions, if any, from the Underlying Funds are recorded on the ex-dividend date as realized gains. The cost of investments sold is determined by use of the specific identification method.

(g) Distributions to shareholders. Distributions from net investment income and distributions of net realized gains, if any, are declared at least annually. Distributions to shareholders of the Funds are recorded on the ex-dividend date and are determined in accordance with income tax regulations, which may differ from GAAP.

(h) Share class accounting. Investment income, common expenses and realized/unrealized gains (losses) on investments are allocated to the various classes of each Fund on the basis of daily net assets of each class. Fees relating to a specific class are charged directly to that share class.

(i) Compensating balance arrangements. Each Fund has an arrangement with its custodian bank whereby a portion of the custodian’s fees is paid indirectly by credits earned on each Fund’s cash on deposit with the bank.

(j) Federal and other taxes. It is the Funds’ policy to comply with the federal income and excise tax requirements of the Internal Revenue Code of 1986 (the “Code”), as amended, applicable to regulated investment companies. Accordingly, the Funds intend to distribute their taxable income and net realized gains, if any, to shareholders in accordance with timing requirements imposed by the Code. Therefore, no federal or state income tax provision is required in the Funds’ financial statements.

Management has analyzed the Funds’ tax positions taken on income tax returns for all open tax years and has concluded that as of July 31, 2012 no provision for income tax would be required in the Funds’ financial statements. The Funds’ federal and state income and federal excise tax returns for tax years for which the applicable statutes of limitations have not expired are subject to examination by Internal Revenue Service and state departments of revenue.

(k) Reclassification. GAAP requires that certain components of net assets be reclassified to reflect permanent differences between financial and tax reporting. These reclassifications have no effect on net assets or net asset value per share.

2. Investment management agreement and other transactions with affiliates

Legg Mason Partners Fund Advisor, LLC (“LMPFA”) is each Fund’s investment manager and Legg Mason Global Asset Allocation, LLC (“LMGAA”) is each Fund’s subadviser. Western Asset Management Company (“Western Asset”) manages each Fund’s cash and short-term instruments. Western Asset also manages the assets allocated to the Event Risk Management strategy for each of the Funds, except Retirement Fund, during the “Dynamic Rebalancing Period” (generally, five years before and five years after the target date). LMPFA, LMGAA and Western Asset are wholly-owned subsidiaries of Legg Mason, Inc. (“Legg Mason”).

Under the investment management agreement, each Fund pays an investment management fee, calculated daily and paid monthly, at an annual rate of 0.10% of each Fund’s average daily net assets.

LMPFA provides administrative and certain oversight services to the Funds. LMPFA delegates to the subadvisers the day-to-day portfolio management of the Funds.

LMGAA does not receive a fee from the manager (LMPFA). While a Fund is not in the Dynamic Rebalancing Period (generally, five years before and five years after the target date), the sub-advisory fee will be 0.02% of the portion of the Fund’s average daily net assets allocated to Western Asset for the management of cash and other short-term instruments, net of expense waivers and reimbursements. Such fee shall be paid to Western Asset by the manager out of the fee it receives from each Fund. While a Fund is in the Dynamic Rebalancing Period, the sub-advisory fee will be 0.10% of the Fund’s average daily net assets allocated to Western Asset. The fees are calculated daily and paid monthly.

94	Legg Mason Target Retirement Series 2012 Semi-Annual Report

Notes to financial statements (unaudited) (cont’d)

As a result of expense limitation arrangements between each Fund and LMPFA, the ratio of expenses, other than interest, taxes, extraordinary expenses and brokerage, except for brokerage commissions paid on purchases and sales of shares of ETFs, to average net assets of each Fund’s Class A, Class C, Class FI, Class R and Class I shares did not exceed 1.15%, 1.90%, 1.15%, 1.40% and 0.85%, respectively. These expense limitation arrangements cannot be terminated prior to December 31, 2013 without the Board of Trustees’ consent.

The expense limitations take into account the expenses of the Underlying Funds and brokerage commissions paid on purchases and sales of shares of ETFs. The expenses of the Underlying Funds are calculated based on an average of the net expense ratio (as shown in the most recent prospectus or shareholder report for each Underlying Fund as of the date of the Funds’ most recent prospectus) of the class of shares of each Underlying Fund held by a Fund, weighted in proportion to each Fund’s investment allocation among the Underlying Funds.

During the six months ended July 31, 2012, fees waived and/or expenses reimbursed amounted to $76,292, $62,201, $62,811, $60,337, $60,381, $58,071, $54,253, $54,059 and $45,888 for Retirement 2015, Retirement 2020, Retirement 2025, Retirement 2030, Retirement 2035, Retirement 2040, Retirement 2045, Retirement 2050 and Retirement Fund, respectively.

The investment manager is permitted to recapture amounts waived or reimbursed to a class during the same fiscal year if the class’ total annual operating expenses have fallen to a level below the expense limitation (“expense cap”) in effect at the time the fees were earned or the expenses incurred. In no case will the investment manager recapture any amount that would result, on any particular business day of each Fund, in the class’ total annual operating expenses exceeding the expense cap or any other lower limit then in effect.

Legg Mason Investor Services, LLC (“LMIS”), a wholly-owned broker-dealer subsidiary of Legg Mason, serves as each Fund’s sole and exclusive distributor.

For each Fund, there is a maximum initial sales charge of 5.75% for Class A shares. Each Fund has a contingent deferred sales charge (“CDSC”) of 1.00% on Class C shares, which applies if redemption occurs within 12 months from purchase payment. For each Fund, in certain cases, Class A shares have a 1.00% CDSC, which applies if redemption occurs within 18 months from purchase payment (or within 12 months for shares purchased prior to August 1, 2012). This CDSC only applies to those purchases of Class A shares, which, when combined with current holdings of other shares of funds sold by LMIS, equal or exceed $1,000,000 in the aggregate for each Fund. These purchases do not incur an initial sales charge.

For the six months ended July 31, 2012, LMIS and its affiliates received sales charges of $60, $55, $83, $35, $16, $287, $247 and $1,041 on sales of Class A shares of Retirement 2015, Retirement 2020, Retirement 2025, Retirement 2030, Retirement 2035, Retirement 2045, Retirement 2050 and Retirement Fund, respectively, and did not receive any sales charges on sales of Class A shares of Retirement 2040. In addition, for the six months ended July 31, 2012, CDSCs paid to LMIS and its affiliates on Class C shares of Retirement 2015, Retirement 2020, Retirement 2035 and Retirement Fund were $31, $43, $177 and $2, respectively.

All officers and one Trustee of the Trust are employees of Legg Mason or its affiliates and do not receive compensation from the Trust.

3. Investments

During the six months ended July 31, 2012, the aggregate cost of purchases and proceeds from sales of investments (excluding short-term investments) were as follows:

	Purchases	Sales
Retirement 2015	$6,464,126	$6,817,867
Retirement 2020	1,017,091	1,202,461
Retirement 2025	1,104,567	769,212
Retirement 2030	734,977	855,753
Retirement 2035	925,366	704,043
Retirement 2040	688,289	557,109

Legg Mason Target Retirement Series 2012 Semi-Annual Report	95

	Purchases	Sales
Retirement 2045	$262,402	$408,173
Retirement 2050	227,218	306,954
Retirement Fund	1,535,984	832,290

At July 31, 2012, the aggregate gross unrealized appreciation and depreciation of investments for federal income tax purposes were substantially as follows:

	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation
Retirement 2015	$411,041	$(8,520)	$402,521
Retirement 2020	743,216	—	743,216
Retirement 2025	851,994	(17,341)	834,653
Retirement 2030	749,176	—	749,176
Retirement 2035	642,214	(12,124)	630,090
Retirement 2040	683,805	(11,407)	672,398
Retirement 2045	446,479	(4,491)	441,988
Retirement 2050	389,549	(17,120)	372,429
Retirement Fund	406,571	—	406,571

4. Derivative instruments and hedging activities

Financial Accounting Standards Board Codification Topic 815 requires enhanced disclosure about an entity’s derivative and hedging activities.

Below is a table, grouped by derivative type, that provides information about the fair value and the location of derivatives within the Statements of Assets and Liabilities at July 31, 2012.

ASSET DERIVATIVES[1]
Retirement 2015	Equity Risk
Purchased options[2]	$23,743

[1]

Generally, the balance sheet location for asset derivatives is receivables/net unrealized appreciation (depreciation) and for liability derivatives is payables/net unrealized appreciation (depreciation).

[2]	Market value of purchased options is reported in Investments at value in the Statements of Assets and Liabilities.

The following tables provide information about the effect of derivatives and hedging activities on the Funds’ Statements of Operations for the six months ended July 31, 2012. The first table provides additional detail about the amounts and sources of gains (losses) realized on derivatives during the period. The second table provides additional information about the change in unrealized appreciation (depreciation) resulting from the Funds’ derivatives and hedging activities during the period.

AMOUNT OF REALIZED GAIN (LOSS) ON DERIVATIVES RECOGNIZED
Retirement 2015	Equity Risk
Purchased options	$(40,608)

CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION) ON DERIVATIVES RECOGNIZED
Retirement 2015	Equity Risk
Purchased options	$21,539

During the six months ended July 31, 2012, the volume of derivative activity for the Funds was as follows:

Retirement 2015	Average Market Value
Purchased options	$21,865

During the six months ended July 31, 2012, Retirement 2020, Retirement 2025, Retirement 2030, Retirement 2035, Retirement 2040, Retirement 2045, Retirement 2050 and Retirement Fund did not invest directly in any derivative instruments.

96	Legg Mason Target Retirement Series 2012 Semi-Annual Report

Notes to financial statements (unaudited) (cont’d)

5. Class specific expenses, waivers and/or expense reimbursements

The Funds have adopted a Rule 12b-1 distribution plan and under that plan the Funds pay a service fee with respect to their Class A, Class C, Class FI and Class R shares calculated at the annual rate of 0.25% of the average daily net assets of each respective class. In addition, the Funds pay a distribution fee with respect to their Class C and Class R shares calculated at the annual rate of 0.75% and 0.25% of the average daily net assets of each class, respectively. Service and distribution fees are accrued daily and paid monthly.

For the six months ended July 31, 2012, class specific expenses were as follows:

	Service and/or Distribution Fees	Transfer Agent Fees
Retirement 2015
Class A	$1,164	$1,579
Class C	15,433	9,287
Class FI	87	179
Class R	254	149
Class I	—	188
Total	$16,938	$11,382

Retirement 2020
Class A	$981	$1,367
Class C	12,484	7,022
Class FI	78	109
Class R	524	262
Class I	—	2,608
Total	$14,067	$11,368

Retirement 2025
Class A	$1,285	$1,280
Class C	18,739	9,023
Class FI	81	99
Class R	399	356
Class I	—	2,013
Total	$20,504	$12,771

Retirement 2030
Class A	$655	$933
Class C	13,358	6,999
Class FI	59	116
Class R	411	237
Class I	—	1,969
Total	$14,483	$10,254

Retirement 2035
Class A	$609	$1,147
Class C	10,681	6,160
Class FI	69	130
Class R	474	178
Class I	—	2,202
Total	$11,833	$9,817

Retirement 2040
Class A	$531	$743
Class C	10,827	6,870
Class FI	46	85
Class R	272	163
Class I	—	2,089
Total	$11,676	$9,950

Legg Mason Target Retirement Series 2012 Semi-Annual Report	97

	Service and/or Distribution Fees	Transfer Agent Fees
Retirement 2045
Class A	$512	$797
Class C	5,013	4,018
Class FI	115	532
Class R	295	163
Class I	—	1,230
Total	$5,935	$6,740

Retirement 2050
Class A	$809	$1,390
Class C	6,075	4,395
Class FI	57	414
Class R	336	187
Class I	—	522
Total	$7,277	$6,908

Retirement Fund
Class A	$1,226	$1,485
Class C	8,555	3,948
Class FI	93	242
Class R	286	124
Class I	—	197
Total	$10,160	$5,996

For the six months ended July 31, 2012, waivers and/or expense reimbursements by class were as follows:

Waivers/ Expense Reimbursements
Retirement 2015
Class A	$14,706
Class C	51,784
Class FI	1,141
Class R	1,563
Class I	7,098
Total	$76,292

Retirement 2020
Class A	$9,792
Class C	32,945
Class FI	750
Class R	2,494
Class I	16,220
Total	$62,201

Retirement 2025
Class A	$9,863
Class C	39,499
Class FI	614
Class R	1,651
Class I	11,184
Total	$62,811

98	Legg Mason Target Retirement Series 2012 Semi-Annual Report

Notes to financial statements (unaudited) (cont’d)

Waivers/ Expense Reimbursements
Retirement 2030
Class A	$6,632
Class C	36,012
Class FI	621
Class R	2,021
Class I	15,051
Total	$60,337

Retirement 2035
Class A	$7,294
Class C	32,853
Class FI	810
Class R	2,610
Class I	16,814
Total	$60,381

Retirement 2040
Class A	$5,864
Class C	31,776
Class FI	497
Class R	1,415
Class I	18,519
Total	$58,071

Retirement 2045
Class A	$9,024
Class C	23,700
Class FI	2,151
Class R	2,493
Class I	16,885
Total	$54,253

Retirement 2050
Class A	$14,522
Class C	28,543
Class FI	1,260
Class R	2,876
Class I	6,858
Total	$54,059

Retirement Fund
Class A	$14,663
Class C	26,815
Class FI	1,234
Class R	1,651
Class I	1,525
Total	$45,888

Legg Mason Target Retirement Series 2012 Semi-Annual Report	99

6. Distributions to shareholders by class

	Six Months Ended July 31, 2012	Year Ended January 31, 2012
Retirement 2015
Net Investment Income:
Class A	—	$11,125
Class C	—	26,873
Class FI	—	1,525
Class R	—	1,238
Class I	—	1,989
Total	—	$42,750

Net Realized Gains:
Class A	—	$2,672
Class C	—	13,494
Class FI	—	250
Class R	—	366
Class I	—	324
Total	—	$17,106

Retirement 2020
Net Investment Income:
Class A	—	$10,756
Class C	—	32,050
Class FI	—	1,566
Class R	—	2,420
Class I	$624	33,708
Total	$624	$80,500

Retirement 2025
Net Investment Income:
Class A	—	$11,087
Class C	—	44,796
Class FI	—	1,560
Class R	—	4,029
Class I	—	24,529
Total	—	$86,001

Net Realized Gains:
Class A	$1,048	—
Class C	3,267	—
Class FI	64	—
Class R	145	—
Class I	988	—
Total	$5,512	—

Retirement 2030
Net Investment Income:
Class A	—	$12,252
Class C	—	30,244
Class FI	—	1,089
Class R	—	2,671
Class I	—	25,995
Total	—	$72,251

100	Legg Mason Target Retirement Series 2012 Semi-Annual Report

Notes to financial statements (unaudited) (cont’d)

	Six Months Ended July 31, 2012	Year Ended January 31, 2012
Retirement 2035
Net Investment Income:
Class A	—	$7,827
Class C	—	23,029
Class FI	—	1,150
Class R	—	2,163
Class I	—	25,331
Total	—	$59,500

Retirement 2040
Net Investment Income:
Class A	—	$4,527
Class C	—	19,397
Class FI	—	755
Class R	—	1,482
Class I	—	24,089
Total	—	$50,250

Retirement 2045
Net Investment Income:
Class A	—	$3,033
Class C	—	8,560
Class FI	—	5,959
Class R	—	1,514
Class I	—	12,869
Total	—	$31,935

Retirement 2050
Net Investment Income:
Class A	—	$9,145
Class C	—	10,894
Class FI	—	4,502
Class R	—	1,712
Class I	—	4,997
Total	—	$31,250

Retirement Fund
Net Investment Income:
Class A	$1,397	$18,857
Class C	—	25,759
Class FI	106	3,023
Class R	—	2,905
Class I	269	4,956
Total	$1,772	$55,500

Net Realized Gains:
Class A	$1,305	—
Class C	2,617	—
Class FI	102	—
Class R	154	—
Class I	82	—
Total	$4,260	—

Legg Mason Target Retirement Series 2012 Semi-Annual Report	101

7. Shares of beneficial interest

At July 31, 2012, the Trust had an unlimited number of shares of beneficial interest authorized with a par value of $0.00001 per share. The Funds have the ability to issue multiple classes of shares. Each class of shares represents an identical interest and has the same rights, except that each class bears certain direct expenses, including those specifically related to the distribution of its shares.

Transactions in shares of each class were as follows:

	Six Months Ended July 31, 2012		Year Ended January 31, 2012
	Shares	Amount	Shares	Amount
Retirement 2015
Class A
Shares sold	35,569	$401,033	66,008	$767,702
Shares issued on reinvestment	—	—	1,248	13,797
Shares repurchased	(16,053)	(181,616)	(11,252)	(134,037)
Net increase	19,516	$219,417	56,004	$647,462

Class C
Shares sold	67,061	$755,905	223,839	$2,635,916
Shares issued on reinvestment	—	—	3,642	40,367
Shares repurchased	(116,149)	(1,313,065)	(190,256)	(2,198,093)
Net increase (decrease)	(49,088)	$(557,160)	37,225	$478,190

Class FI
Shares sold	—	—	334	$3,990
Shares issued on reinvestment	—	—	157	1,775
Shares repurchased	(906)	$(10,000)	(40,649)	(482,138)
Net decrease	(906)	$(10,000)	(40,158)	$(476,373)

Class R
Shares sold	47	$533	149	$1,739
Shares issued on reinvestment	—	—	143	1,582
Shares repurchased	(116)	(1,287)	(1)	(15)
Net increase (decrease)	(69)	$(754)	291	$3,306

Class I
Shares sold	60,759	$704,044	1,410	$16,755
Shares issued on reinvestment	—	—	36	421
Shares repurchased	(66,260)	(742,145)	(11,593)	(139,051)
Net decrease	(5,501)	$(38,101)	(10,147)	$(121,875)

Retirement 2020
Class A
Shares sold	46,487	$554,584	36,677	$431,379
Shares issued on reinvestment	—	—	958	10,756
Shares repurchased	(15,199)	(178,631)	(34,424)	(408,204)
Net increase	31,288	$375,953	3,211	$33,931

Class C
Shares sold	62,168	$738,026	144,472	$1,691,844
Shares issued on reinvestment	—	—	2,738	30,827
Shares repurchased	(77,286)	(918,804)	(136,008)	(1,577,158)
Net increase (decrease)	(15,118)	$(180,778)	11,202	$145,513

Class FI
Shares issued on reinvestment	—	—	137	$1,566
Shares repurchased	(3,388)	$(40,000)	(38,325)	(450,001)
Net decrease	(3,388)	$(40,000)	(38,188)	$(448,435)

102	Legg Mason Target Retirement Series 2012 Semi-Annual Report

Notes to financial statements (unaudited) (cont’d)

	Six Months Ended July 31, 2012		Year Ended January 31, 2012
	Shares	Amount	Shares	Amount
Retirement 2020 continued
Class R
Shares sold	7,564	$91,219	7,133	$86,190
Shares issued on reinvestment	—	—	206	2,316
Shares repurchased	(7)	(86)	(9,879)	(117,389)
Net increase (decrease)	7,557	$91,133	(2,540)	$(28,883)

Class I
Shares sold	8,833	$104,185	60,599	$724,111
Shares issued on reinvestment	1	7	37	408
Shares repurchased	(46,336)	(550,333)	(8,671)	(105,441)
Net increase (decrease)	(37,502)	$(446,141)	51,965	$619,078

Retirement 2025
Class A
Shares sold	47,242	$552,566	59,938	$690,795
Shares issued on reinvestment	91	1,048	1,004	11,087
Shares repurchased	(6,823)	(79,697)	(17,144)	(197,440)
Net increase	40,510	$473,917	43,798	$504,442

Class C
Shares sold	78,262	$914,536	156,368	$1,801,154
Shares issued on reinvestment	264	3,045	3,970	43,945
Shares repurchased	(78,406)	(915,744)	(107,414)	(1,235,236)
Net increase	120	$1,837	52,924	$609,863

Class FI
Shares issued on reinvestment	6	$64	140	$1,560
Shares repurchased	(5,133)	(60,000)	(37,770)	(450,001)
Net decrease	(5,127)	$(59,936)	(37,630)	$(448,441)

Class R
Shares sold	394	$4,602	12,803	$141,800
Shares issued on reinvestment	8	101	294	3,252
Shares repurchased	(8,700)	(101,289)	(8,897)	(100,073)
Net increase (decrease)	(8,298)	$(96,586)	4,200	$44,979

Class I
Shares sold	10,624	$124,671	24,192	$282,225
Shares issued on reinvestment	—	—	12	131
Shares repurchased	(8,320)	(97,397)	(13,355)	(151,529)
Net increase	2,304	$27,274	10,849	$130,827

Retirement 2030
Class A
Shares sold	31,167	$356,161	52,469	$579,798
Shares issued on reinvestment	—	—	1,141	12,241
Shares repurchased	(23,833)	(278,285)	(28,219)	(319,401)
Net increase	7,334	$77,876	25,391	$272,638

Class C
Shares sold	54,056	$617,023	245,240	$2,769,132
Shares issued on reinvestment	—	—	2,795	30,016
Shares repurchased	(52,344)	(595,509)	(178,677)	(2,024,692)
Net increase	1,712	$21,514	69,358	$774,456

Legg Mason Target Retirement Series 2012 Semi-Annual Report	103

	Six Months Ended July 31, 2012		Year Ended January 31, 2012
	Shares	Amount	Shares	Amount
Retirement 2030 continued
Class FI
Shares issued on reinvestment	—	—	101	$1,089
Shares repurchased	(3,103)	$(35,000)	(41,363)	(470,782)
Net decrease	(3,103)	$(35,000)	(41,262)	$(469,693)

Class R
Shares sold	943	$10,716	3,563	$38,764
Shares issued on reinvestment	—	—	209	2,253
Shares repurchased	(1,446)	(16,661)	(436)	(4,651)
Net increase (decrease)	(503)	$(5,945)	3,336	$36,366

Class I
Shares sold	10,554	$120,522	26,633	$301,013
Shares issued on reinvestment	—	—	12	127
Shares repurchased	(26,625)	(300,511)	(20,660)	(231,042)
Net increase (decrease)	(16,071)	$(179,989)	5,985	$70,098

Retirement 2035
Class A
Shares sold	19,107	$213,840	29,899	$332,779
Shares issued on reinvestment	—	—	745	7,827
Shares repurchased	(11,542)	(129,579)	(24,969)	(275,445)
Net increase	7,565	$84,261	5,675	$65,161

Class C
Shares sold	71,422	$799,129	88,519	$974,150
Shares issued on reinvestment	—	—	2,185	22,953
Shares repurchased	(47,128)	(530,151)	(54,041)	(597,248)
Net increase	24,294	$268,978	36,663	$399,855

Class FI
Shares sold	1,323	$14,216	516	$5,462
Shares issued on reinvestment	—	—	108	1,150
Shares repurchased	(3,641)	(40,201)	(40,268)	(450,135)
Net decrease	(2,318)	$(25,985)	(39,644)	$(443,523)

Class R
Shares sold	8,084	$93,327	3,242	$33,502
Shares issued on reinvestment	—	—	156	1,637
Shares repurchased	(7,689)	(85,000)	(39)	(417)
Net increase	395	$8,327	3,359	$34,722

Class I
Shares sold	11,989	$134,851	27,263	$296,905
Shares issued on reinvestment	—	—	12	123
Shares repurchased	(18,659)	(211,660)	(40,703)	(431,625)
Net decrease	(6,670)	$(76,809)	(13,428)	$(134,597)

Retirement 2040
Class A
Shares sold	29,060	$330,610	27,848	$300,858
Shares issued on reinvestment	—	—	425	4,527
Shares repurchased	(4,768)	(54,043)	(29,867)	(340,038)
Net increase (decrease)	24,292	$276,567	(1,594)	$(34,653)

104	Legg Mason Target Retirement Series 2012 Semi-Annual Report

Notes to financial statements (unaudited) (cont’d)

	Six Months Ended July 31, 2012		Year Ended January 31, 2012
	Shares	Amount	Shares	Amount
Retirement 2040 continued
Class C
Shares sold	47,569	$542,014	125,735	$1,410,085
Shares issued on reinvestment	—	—	1,813	19,362
Shares repurchased	(61,630)	(708,483)	(88,735)	(974,900)
Net increase (decrease)	(14,061)	$(166,469)	38,813	$454,547

Class FI
Shares issued on reinvestment	—	—	70	$755
Shares repurchased	(2,195)	$(25,000)	(40,440)	(450,000)
Net decrease	(2,195)	$(25,000)	(40,370)	$(449,245)

Class R
Shares sold	230	$2,626	431	$4,783
Shares issued on reinvestment	—	—	136	1,450
Shares repurchased	(7,356)	(83,249)	(24)	(250)
Net increase (decrease)	(7,126)	$(80,623)	543	$5,983

Class I
Shares sold	23,799	$269,044	54,186	$599,002
Shares issued on reinvestment	—	—	10	109
Shares repurchased	(10,641)	(120,442)	(26,752)	(282,577)
Net increase	13,158	$148,602	27,444	$316,534

Retirement 2045
Class A
Shares sold	19,453	$219,541	24,862	$273,691
Shares issued on reinvestment	—	—	286	3,033
Shares repurchased	(5,790)	(66,660)	(12,051)	(126,795)
Net increase	13,663	$152,881	13,097	$149,929

Class C
Shares sold	28,307	$316,129	70,951	$786,908
Shares issued on reinvestment	—	—	785	8,330
Shares repurchased	(40,055)	(453,951)	(50,042)	(556,194)
Net increase (decrease)	(11,748)	$(137,822)	21,694	$239,044

Class FI
Shares issued on reinvestment	—	—	563	$5,959
Shares repurchased	(19,468)	$(220,000)	(23,411)	(250,000)
Net decrease	(19,468)	$(220,000)	(22,848)	$(244,041)

Class R
Shares sold	114	$1,285	534	$6,124
Shares issued on reinvestment	—	—	143	1,514
Shares repurchased	(3,511)	(40,000)	(111)	(1,169)
Net increase (decrease)	(3,397)	$(38,715)	566	$6,469

Class I
Shares sold	14,130	$160,243	22,084	$248,768
Shares issued on reinvestment	—	—	10	107
Shares repurchased	(3,378)	(38,429)	(21,840)	(245,461)
Net increase	10,752	$121,814	254	$3,414

Legg Mason Target Retirement Series 2012 Semi-Annual Report	105

	Six Months Ended July 31, 2012		Year Ended January 31, 2012
	Shares	Amount	Shares	Amount
Retirement 2050
Class A
Shares sold	20,487	$232,164	16,636	$182,837
Shares issued on reinvestment	—	—	861	9,145
Shares repurchased	(4,576)	(52,456)	(15,903)	(169,135)
Net increase	15,911	$179,708	1,594	$22,847

Class C
Shares sold	27,963	$316,867	91,172	$1,019,430
Shares issued on reinvestment	—	—	1,023	10,894
Shares repurchased	(43,838)	(495,499)	(53,740)	(600,114)
Net increase (decrease)	(15,875)	$(178,632)	38,455	$430,210

Class FI
Shares issued on reinvestment	—	—	423	$4,502
Shares repurchased	(5,690)	$(65,000)	(37,359)	(400,001)
Net decrease	(5,690)	$(65,000)	(36,936)	$(395,499)

Class R
Shares sold	718	$8,149	1,670	$18,608
Shares issued on reinvestment	—	—	153	1,618
Shares repurchased	(451)	(5,112)	(79)	(830)
Net increase	267	$3,037	1,744	$19,396

Class I
Shares sold	11,286	$128,686	14,552	$160,568
Shares issued on reinvestment	—	—	16	172
Shares repurchased	(6,757)	(76,719)	(13,525)	(147,021)
Net increase	4,529	$51,967	1,043	$13,719

Retirement Fund
Class A
Shares sold	67,969	$866,576	39,644	$499,731
Shares issued on reinvestment	207	2,628	1,543	18,857
Shares repurchased	(32,712)	(415,456)	(21,799)	(278,101)
Net increase	35,464	$453,748	19,388	$240,487

Class C
Shares sold	98,071	$1,253,109	78,778	$991,706
Shares issued on reinvestment	198	2,513	2,105	25,759
Shares repurchased	(65,679)	(837,055)	(68,690)	(860,523)
Net increase	32,590	$418,567	12,193	$156,942

Class FI
Shares sold	130	$1,665	58	$721
Shares issued on reinvestment	17	208	245	3,023
Shares repurchased	(2,342)	(30,000)	(40,103)	(500,001)
Net decrease	(2,195)	$(28,127)	(39,800)	$(496,257)

Class R
Shares issued on reinvestment	12	$154	237	$2,905
Net increase	12	$154	237	$2,905

Class I
Shares sold	1,776	$22,712	4,219	$52,504
Shares issued on reinvestment	—	—	47	584
Shares repurchased	(8,542)	(108,780)	(13,851)	(176,903)
Net decrease	(6,766)	$(86,068)	(9,585)	$(123,815)

106	Legg Mason Target Retirement Series 2012 Semi-Annual Report

Notes to financial statements (unaudited) (cont’d)

8. Capital loss carryforwards

As of January 31, 2012, the Funds had the following net capital loss carryforwards remaining:

Year of Expiration	Retirement 2020	Retirement 2030	Retirement 2035
1/31/2018	$(7,969)	$(22,974)	$(31,941)
1/31/2019	—	—	(916)
	$(7,969)	$(22,974)	$(32,857)

Year of Expiration	Retirement 2040	Retirement 2045	Retirement 2050
1/31/2018	$(30,457)	$(31,338)	$(55,952)
1/31/2019	—	—	(1,707)
	$(30,457)	$(31,338)	$(57,659)

These amounts will be available to offset their respective Fund’s future taxable capital gains.

9. Recent accounting pronouncement

In May 2011, the Financial Accounting Standards Board issued Accounting Standards Update No. 2011-04, Fair Value Measurement (Topic 820) — Amendments to Achieve Common Fair Value Measurement and Disclosure Requirements in U.S. GAAP and IFRSs (“ASU No. 2011-04”). ASU No. 2011-04 establishes common requirements for measuring fair value and for disclosing information about fair value measurements. ASU No. 2011-04 is effective during interim and annual periods beginning after December 15, 2011. Management has evaluated ASU No. 2011-04 and concluded that it does not materially impact the financial statement amounts; however, as required, additional disclosure has been included about fair value measurement.

Legg Mason

Target Retirement Series

Trustees

Paul R. Ades

Andrew L. Breech

Dwight B. Crane

R. Jay Gerken

Chairman

Frank G. Hubbard

Howard J. Johnson

Jerome H. Miller

Ken Miller

John J. Murphy

Thomas F. Schlafly

Jerry A. Viscione
Investment manager

Legg Mason Partners Fund Advisor, LLC

Subadvisers

Legg Mason Global Asset Allocation, LLC

Western Asset Management Company

Distributor

Legg Mason Investor Services, LLC

Custodian

State Street Bank and Trust Company

Transfer agent

Boston Financial Data Services, Inc. 2000 Crown Colony Drive

Quincy, MA 02169

Independent registered public accounting firm

KPMG LLP 345 Park Avenue

New York, NY 10154

Legg Mason Target Retirement Series

Legg Mason Target Retirement 2015

Legg Mason Target Retirement 2020

Legg Mason Target Retirement 2025

Legg Mason Target Retirement 2030

Legg Mason Target Retirement 2035

Legg Mason Target Retirement 2040

Legg Mason Target Retirement 2045

Legg Mason Target Retirement 2050

Legg Mason Target Retirement Fund

The Funds are separate investment series of Legg Mason Partners Equity Trust, a Maryland statutory trust.

Legg Mason Target Retirement Series

Legg Mason Funds

55 Water Street

New York, NY 10041

The Funds file their complete schedules of portfolio holdings with the Securities and Exchange Commission (“SEC”) for the first and third quarters of each fiscal year on the Form N-Q. The Funds’ Forms N-Q are available on the SEC’s website at www.sec.gov. The Funds’ Forms N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C., and information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. To obtain information on Form N-Q, shareholders can call the Funds at 1-877-721-1926.

Information on how the Funds voted proxies relating to portfolio securities during the prior 12-month period ended June 30th of each year and a description of the policies and procedures that the Funds use to determine how to vote proxies relating to portfolio transactions are available (1) without charge, upon request, by calling the Funds at 1-877-721-1926, (2) on the Funds’ website at www.leggmason.com/individualinvestors and (3) on the SEC’s website at www.sec.gov.

This report is submitted for the general information of the shareholders of Legg Mason Target Retirement Series. This report is not authorized for distribution to prospective investors in Legg Mason Target Retirement Series unless preceded or accompanied by a current prospectus.

Investors should consider each Fund’s investment objectives, risks, charges and expenses carefully before investing. The prospectus contains this and other important information about the Funds. Please read the prospectus carefully before you invest.

www.leggmason.com/individualinvestors

©2012 Legg Mason Investor Services, LLC

Member FINRA, SIPC

Legg Mason Funds Privacy and Security Notice

Your Privacy and the Security of Your Personal Information is Very Important to the Legg Mason Funds

This Privacy and Security Notice (the “Privacy Notice”) addresses the Legg Mason Funds’ privacy and data protection practices with respect to nonpublic personal information the Funds receive. The Legg Mason Funds include any funds sold by the Funds’ distributor, Legg Mason Investor Services, LLC, as well as Legg Mason-sponsored closed-end funds and certain closed-end funds managed or sub-advised by Legg Mason or its affiliates. The provisions of this Privacy Notice apply to your information both while you are a shareholder and after you are no longer invested with the Funds.

The Type of Nonpublic Personal Information the Funds Collect About You

The Funds collect and maintain nonpublic personal information about you in connection with your shareholder account. Such information may include, but is not limited to:

•	Personal information included on applications or other forms;

•	Account balances, transactions, and mutual fund holdings and positions;

•	Online account access user IDs, passwords, security challenge question responses; and

•	Information received from consumer reporting agencies regarding credit history and creditworthiness (such as the amount of an individual’s total debt, payment history, etc.).

How the Funds Use Nonpublic Personal Information About You

The Funds do not sell or share your nonpublic personal information with third parties or with affiliates for their marketing purposes, or with other financial institutions or affiliates for joint marketing purposes, unless you have authorized the Funds to do so. The Funds do not disclose any nonpublic personal information about you except as may be required to perform transactions or services you have authorized or as permitted or required by law. The Funds may disclose information about you to:

•	Employees, agents, and affiliates on a “need to know” basis to enable the Funds to conduct ordinary business or comply with obligations to government regulators;

•

Service providers, including the Funds’ affiliates, who assist the Funds as part of the ordinary course of business (such as printing, mailing services, or processing or servicing your account with us) or otherwise perform services on the Funds’ behalf, including companies that may perform marketing services solely for the Funds;

•	The Funds’ representatives such as legal counsel, accountants and auditors; and

•	Fiduciaries or representatives acting on your behalf, such as an IRA custodian or trustee of a grantor trust.

Except as otherwise permitted by applicable law, companies acting on the Funds’ behalf are contractually obligated to keep nonpublic personal information the Funds provide to them confidential and to use the information the Funds share only to provide the services the Funds ask them to perform.

The Funds may disclose nonpublic personal information about you when necessary to enforce their rights or protect against fraud, or as permitted or required by applicable law, such as in connection with a law enforcement or regulatory request, subpoena, or similar legal process. In the event of a corporate action or in the event a Fund service provider changes, the Funds may be required to disclose your nonpublic personal information to third parties. While it is the Funds’ practice to obtain protections for disclosed information in these types of transactions, the Funds cannot guarantee their privacy policy will remain unchanged.

NOT PART OF THE SEMI-ANNUAL REPORT

Legg Mason Funds Privacy and Security Notice (cont’d)

Keeping You Informed of the Funds’ Privacy and Security Practices

The Funds will notify you annually of their privacy policy as required by federal law. While the Funds reserve the right to modify this policy at any time they will notify you promptly if this privacy policy changes.

The Funds’ Security Practices

The Funds maintain appropriate physical, electronic and procedural safeguards designed to guard your nonpublic personal information. The Funds’ internal data security policies restrict access to your nonpublic personal information to authorized employees, who may use your nonpublic personal information for Fund business purposes only.

Although the Funds strive to protect your nonpublic personal information, they cannot ensure or warrant the security of any information you provide or transmit to them, and you do so at your own risk. In the event of a breach of the confidentiality or security of your nonpublic personal information, the Funds will attempt to notify you as necessary so you can take appropriate protective steps. If you have consented to the Funds using electronic communications or electronic delivery of statements, they may notify you under such circumstances using the most current email address you have on record with them.

In order for the Funds to provide effective service to you, keeping your account information accurate is very important. If you believe that your account information is incomplete, not accurate or not current, or if you have questions about the Funds’ privacy practices, write the Funds using the contact information on your account statements, email the Funds by clicking on the Contact Us section of the Funds’ website at www.leggmason.com, or contact the Funds at 1-877-721-1926.

Revised April 2011

NOT PART OF THE SEMI-ANNUAL REPORT

www.leggmason.com/individualinvestors

©2012 Legg Mason Investor Services, LLC Member FINRA, SIPC

FDXX011995 9/12 SR12-1749

ITEM 2.	CODE OF ETHICS.

Not applicable.

ITEM 3.	AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable.

ITEM 4.	PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable.

ITEM 5.	AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable.

ITEM 6.	SCHEDULE OF INVESTMENTS.

Included herein under Item 1.

ITEM 7.	DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 8.	PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 9.	PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 10.	SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

Not applicable.

ITEM 11.	CONTROLS AND PROCEDURES.

(a)	The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a- 3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the 1940 Act and 15d-15(b) under the Securities Exchange Act of 1934.

(b)	Disclosed in this report any change in the registrant’s internal control over financial reporting that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting; and

ITEM 12.	EXHIBITS.

(a) (1) Not applicable.

Exhibit 99.CODE ETH

(a) (2) Certifications pursuant to section 302 of the Sarbanes-Oxley Act of 2002 attached hereto.

Exhibit 99.CERT

(b) Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 attached hereto.

Exhibit 99.906CERT

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this Report to be signed on its behalf by the undersigned, there unto duly authorized.

Legg Mason Partners Equity Trust

By:	/s/ R. Jay Gerken
Chief Executive Officer of
Legg Mason Partners Equity Trust

Date:	September 24, 2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ R. Jay Gerken
R. Jay Gerken
Chief Executive Officer of
Legg Mason Partners Equity Trust

Date:	September 24, 2012

By:	/s/ Richard F. Sennett
Richard F. Sennett
Principal Financial Officer of
Legg Mason Partners Equity Trust

Date:	September 24, 2012